United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 4/30/06
                                     -------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments



MTB BALANCED FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Shares or           Description
    Principal Amount                                                                                            Value

                          COMMON STOCKS--72.2%
                          AEROSPACE & DEFENSE--0.8%
         16,500           United Technologies Corp.                                                      $      836,550
                          AIR FREIGHT & LOGISTICS--1.4%
         18,600           United Parcel Service, Inc.                                                          1,357,242
                          BEVERAGES--2.8%
         19,500           Coca-Cola Co.                                                                         853,320
         35,000           PepsiCo, Inc.                                                                        1,908,550
                              TOTAL BEVERAGES                                                                  2,761,870
                          BIOTECHNOLOGY--3.0%
         26,700      (1)  Amgen, Inc.                                                                          2,129,325
         18,200      (1)  Gilead Sciences, Inc.                                                                 815,542
                              TOTAL BIOTECHNOLOGY                                                              2,944,867
                          CAPITAL MARKETS--0.7%
         6,700            Lehman Brothers Holdings, Inc.                                                        704,371
                          CHEMICALS--0.6%
         12,300           Dow Chemical Co.                                                                      589,785
                          COMMUNICATIONS EQUIPMENT--5.1%
         86,500      (1)  Cisco Systems, Inc.                                                                  1,656,475
         44,500      (1)  Corning, Inc.                                                                         847,725
         16,800           Harris Corp.                                                                          622,776
         43,500           Motorola, Inc.                                                                        921,330
         25,600           Qualcomm, Inc.                                                                       1,010,944
                              TOTAL COMMUNICATIONS EQUIPMENT                                                   5,059,250
                          COMPUTERS & PERIPHERALS--3.7%
         33,500      (1)  Dell, Inc.                                                                           1,355,745
         48,500      (1)  EMC Corp. Mass                                                                        663,965
         20,000           IBM Corp.                                                                            1,669,200
                              TOTAL COMPUTERS & PERIPHERALS                                                    3,688,910
                          CONSUMER FINANCE--0.8%
         9,000            Capital One Financial Corp.                                                           742,500
                          ELECTRICAL EQUIPMENT--0.8%
         15,000           Rockwell Automation, Inc.                                                             772,650
                          ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
         22,300      (1)  Jabil Circuit, Inc.                                                                   695,537
                          ENERGY EQUIPMENT & SERVICES--2.7%
         15,000           ENSCO International, Inc.                                                             605,700
         15,500      (1)  Nabors Industries Ltd.                                                               1,014,475
         16,500      (1)  Weatherford International Ltd.                                                       1,044,120
                              TOTAL ENERGY EQUIPMENT & SERVICES                                                2,664,295
                          FOOD & STAPLES RETAILING--2.8%
         19,000           Sysco Corp.                                                                           685,140
         41,500           Wal-Mart Stores, Inc.                                                                2,048,025
                              TOTAL FOOD & STAPLES RETAILING                                                   2,733,165
                          FOOD PRODUCTS--1.2%
         11,500           General Mills, Inc.                                                                   545,100
         17,800           McCormick & Co., Inc.                                                                 619,084
                              TOTAL FOOD PRODUCTS                                                              1,164,184
                          HEALTHCARE EQUIPMENT & SUPPLIES--3.4%
         21,000      (1)  Boston Scientific Corp.                                                               607,950
         19,500      (1)  Edwards Lifesciences Corp.                                                            894,465
         6,300       (1)  Kinetic Concepts, Inc.                                                                377,811
         17,300           Medtronic, Inc.                                                                       933,162
         7,000       (1)  Zimmer Holdings, Inc.                                                                 576,520
                              TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                            3,389,908
                          HEALTHCARE PROVIDERS & SERVICES--1.6%
         15,000      (1)  Express Scripts, Inc., Class A                                                        784,500
         10,300      (1)  PacifiCare Health Systems, Inc.                                                       784,860
                              TOTAL HEALTHCARE PROVIDERS & SERVICES                                            1,569,360
                          HOTELS RESTAURANTS & LEISURE--0.6%
         12,000           Outback Steakhouse, Inc.                                                              558,960
                          HOUSEHOLD PRODUCTS--2.8%
         14,200           Colgate-Palmolive Co.                                                                 751,748
         36,500           Procter & Gamble Co.                                                                 2,030,495
                              TOTAL HOUSEHOLD PRODUCTS                                                         2,782,243
                          INDUSTRIAL CONGLOMERATES--6.0%
         17,000           3M Co.                                                                               1,275,000
        135,500           General Electric Co.                                                                 4,674,750
                              TOTAL INDUSTRIAL CONGLOMERATES                                                   5,949,750
                          INTERNET & CATALOG RETAIL--0.7%
         16,500      (1)  eBay, Inc.                                                                            689,370
                          INTERNET SOFTWARE & SERVICES--0.8%
         29,500      (1)  Verisign, Inc.                                                                        776,145
                          MACHINERY--1.4%
         12,500           Caterpillar, Inc.                                                                     673,875
         18,400           Graco, Inc.                                                                           703,432
                              TOTAL MACHINERY                                                                  1,377,307
                          MEDIA--0.7%
         24,000      (1)  Comcast Corp., Class A                                                                737,520
                          METALS & MINING--0.2%
         1,900            Fording Canadian Coal Trust                                                           193,344
                          MULTILINE RETAIL--1.2%
         20,500           Target Corp.                                                                         1,204,375
                          OIL GAS & CONSUMABLE FUELS--4.5%
         75,000           Exxon Mobil Corp.                                                                    4,406,250
                          PERSONAL PRODUCTS--1.8%
         13,400           Estee Lauder Cos., Inc., Class A                                                      524,476
         22,700           Gillette Co.                                                                         1,218,309
                              TOTAL PERSONAL PRODUCTS                                                          1,742,785
                          PHARMACEUTICALS--6.6%
         23,500           Abbott Laboratories                                                                  1,095,805
         37,000           Johnson & Johnson                                                                    2,366,520
         17,000           Lilly (Eli) & Co.                                                                     957,440
         39,000           Pfizer, Inc.                                                                         1,033,500
         24,000           Wyeth                                                                                1,098,000
                              TOTAL PHARMECUTICALS                                                             6,551,265
                          SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.7%
         92,000           Intel Corp.                                                                          2,496,880
         11,500      (1)  International Rectifier Corp.                                                         541,075
         18,700           Texas Instruments, Inc.                                                               593,912
                              TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                         3,631,867
                          SOFTWARE--4.5%
         9,000       (1)  Electronic Arts, Inc.                                                                 518,400
        125,800           Microsoft Corp.                                                                      3,221,738
         53,000      (1)  Oracle Corp.                                                                          719,740
                              TOTAL SOFTWARE                                                                   4,459,878
                          SPECIALTY RETAIL--3.0%
         35,500           Home Depot, Inc.                                                                     1,544,605
         10,800           Lowe's Cos., Inc.                                                                     715,176
         25,000           PetSmart, Inc.                                                                        743,750
                              TOTAL SPECIALTY RETAIL                                                           3,003,531
                          TOBACCO--1.4%
         21,000           Altria Group, Inc.                                                                   1,406,160
                          WIRELESS TELECOMMUNICATION SERVICES--0.2%
         5,500       (1)  Nextel Communications, Inc., Class A                                                  191,400
                              TOTAL COMMON STOCKS
                          -------------------------------------------------------------------------
                              (IDENTIFIED COST $60,564,690)                                                   71,336,594

                          COLLATERALIZED MORTGAGE OBLIGATIONS--1.2%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--0.4%
        378,807           (Series 2617), Class GW, 3.50%, 6/15/2016                                             371,027
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
         11,160           (Series 1998-23), Class C, 9.75%, 9/25/2018                                           11,973
                          WHOLE LOAN--0.8%
        438,342           Bank of America Mortgage Securities 2003-2, Class 2A1, 3.579%, 2/25/2034              425,639
        399,168           Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, Class
                          1A8, 4.750%, 11/25/2018                                                               395,388
                              TOTAL WHOLE LOAN                                                                  821,027
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          -------------------------------------------------------------------------
                              (IDENTIFIED COST $1,246,798)                                                     1,204,027

                          CORPORATE BONDS--9.4%
                          AUTOMOBILES--0.4%
        400,000           DaimlerChrysler North America Holding Corp., (Series MTND), 3.859%,
                          9/10/2007                                                                             399,540
                          BANKS--2.1%
        500,000      (2)  Bank of New York Institutional Capital Trust, Company Guarantee, 7.780%,
                          12/1/2026                                                                             536,155
        170,000           BankBoston Capital Trust III, Company Guarantee, 4.160%, 6/15/2027                    169,266
        600,000           Mellon Capital I, Company Guarantee, (Series A), 7.720%, 12/1/2026                    643,896
        500,000           Mellon Capital II, Company Guarantee, (Series B), 7.995%, 1/15/2027                   539,875
        152,000           Suntrust Capital III, Company Guarantee, 4.060%, 3/15/2028                            148,107
                              TOTAL BANKS                                                                      2,037,299
                          CAPITAL MARKETS--0.5%
        225,000           Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                               240,325
        215,000           Morgan Stanley, Note, 4.000%, 1/15/2010                                               208,780
                              TOTAL CAPITAL MARKETS                                                             449,105
                          COMMERCIAL BANKS--0.5%
        500,000           Bank of America Corp., 5.250%, 2/1/2007                                               507,295
                          DIVERSIFIED FINANCIAL SERVICES--0.9%
        250,000           Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027                              270,930
        300,000           Citigroup, Inc., 6.500%, 1/18/2011                                                    328,437
        250,000           J.P. Morgan Chase & Co., Unsecd. Note, 4.440%, 9/30/2034                              249,647
                              TOTAL DIVERSIFIED FINANCIAL SERVICES                                              849,014
                          ELECTRIC UTILITIES--0.4%
        400,000           Alabama Power Co., Sr. Note, (Series S), 5.875%, 12/1/2022                            430,388
                          ELECTRICAL EQUIPMENT--0.8%
        575,000           Hydro Quebec, Deb., 8.050%, 7/7/2024                                                  789,918
                          ENERGY REFINER--0.2%
        225,000           Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012                               245,250
                          FOOD PRODUCTS--0.5%
        200,000           Archer-Daniels-Midland Co., 5.935%, 10/1/2032                                         216,568
        250,000           Kraft Foods, Inc., Note, 4.125%, 11/12/2009                                           244,812
                              TOTAL FOOD PRODUCTS                                                               461,380
                          HOTELS RESTAURANTS & LEISURE--0.3%
        225,000           Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012                                         259,015
                          IT SERVICES--0.2%
        250,000           Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                              239,375
                          MEDIA--1.2%
        750,000           Clear Channel Communications, Inc., 6.000%, 11/1/2006                                 760,635
        250,000           Comcast Cable Communications Holdings, Company Guarantee, 8.375%,
                          3/15/2013                                                                             300,940
        140,000           Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018                               158,665
                              TOTAL MEDIA                                                                      1,220,240
                          OIL GAS & CONSUMABLE FUELS--0.8%
        250,000           Amerada-Hess Corp., 7.875%, 10/1/2029                                                 314,845
        225,000           Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                  235,969
        200,000           Conoco, Inc., 7.250%, 10/15/2031                                                      255,362
                              TOTAL OIL GAS & CONSUMABLE FUELS                                                  806,176
                          UTILITY--0.3%
        250,000           Pacific Gas & Electric Co., 6.050%, 3/1/2034                                          271,497
                          WIRELESS TELECOMMUNICATION SERVICES--0.3%
        250,000           Nextel Communications, Inc., Sr. Note, 5.950%, 3/15/2014                              260,000
                              TOTAL CORPORATE BONDS
                          -------------------------------------------------------------------------
                              (IDENTIFIED COST $8,668,334)                                                     9,225,492

                          GOVERNMENT AGENCIES--2.0%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--2.0%
       1,189,073          4.000%, 9/15/2019                                                                    1,184,495
        775,000           Sub. Note, 5.875%, 3/21/2011                                                          817,609
                              TOTAL GOVERNMENT AGENCIES

                          -------------------------------------------------------------------------
                              (IDENTIFIED COST $1,979,550)                                                     2,002,104

                          MORTGAGE BACKED SECURITIES--10.3%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--4.7%
        884,135           Pool A19412, 5.000%, 3/1/2034                                                         870,042
       2,368,093          Pool A15865, 5.500%, 11/1/2033                                                       2,380,667
       1,272,658          Pool A26407, 6.000%, 9/1/2034                                                        1,299,308
         70,923           Pool E46188, 6.500%, 4/1/2008                                                         72,445
         8,397            Pool C00478, 8.500%, 9/1/2026                                                          9,097
                              TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                     4,631,559
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.7%
       2,436,570          Pool 797152, 5.000%, 11/1/2019                                                       2,442,661
       1,233,007          Pool 809364, 5.000%, 2/1/2035                                                        1,213,748
        488,736           Pool 752660, 5.500%, 2/1/2034                                                         490,877
         9,900            Pool 124221, 7.000%, 2/1/2007                                                         10,071
         20,117           Pool 333854, 7.000%, 12/1/2025                                                        21,211
        192,527           Pool 329794, 7.000%, 2/1/2026                                                         202,996
         39,835           Pool 527006, 7.500%, 1/1/2030                                                         42,499
        142,910           Pool 253113, 7.500%, 3/1/2030                                                         152,467
         53,044           Pool 533246, 7.500%, 4/1/2030                                                         56,592
         29,612           Pool 8245, 8.000%, 12/1/2008                                                          30,481
                              TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                      4,663,603
                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.9%
        208,018           Pool 354765, 7.000%, 2/15/2024                                                        220,824
        145,238           Pool 354827, 7.000%, 5/15/2024                                                        154,178
        131,596           Pool 385623, 7.000%, 5/15/2024                                                        139,697
         70,709           Pool 2077, 7.000%, 9/20/2025                                                          74,753
        180,214           Pool 354677, 7.500%, 10/15/2023                                                       193,336
         59,958           Pool 354713, 7.500%, 12/15/2023                                                       64,323
                              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                    847,111
                              TOTAL MORTGAGE BACKED SECURITIES

                          -------------------------------------------------------------------------
                              (IDENTIFIED COST $10,110,026)                                                   10,142,273

                          U.S. TREASURY--3.8%
                          U.S. TREASURY BOND--0.2%
        175,000           5.375%, 2/15/2031                                                                     198,816
                          U.S. TREASURY NOTES--3.6%
        275,000           3.125%, 4/15/2009                                                                     265,804
        300,000           3.625%, 1/15/2010                                                                     293,907
         40,000           4.000%, 2/15/2014                                                                     39,300
        125,000           4.000%, 2/15/2015                                                                     122,208
        225,000           4.000%, 3/15/2010                                                                     223,664
        131,000           4.250%, 11/15/2014                                                                    130,693
         90,000           4.250%, 8/15/2013                                                                     90,169
        650,000           4.250%, 8/15/2014                                                                     648,778
        515,000           4.750%, 5/15/2014                                                                     533,349
       1,077,895          US TNote - TIPS (Series A-2011), 3.500% 1/15/2011                                    1,174,227
                          TOTAL U.S. TREASURY NOTES                                                            3,522,099
                              TOTAL U.S. TREASURY

                          -------------------------------------------------------------------------
                              (IDENTIFIED COST $3,611,627)                                                     3,720,915

                          MUTUAL FUNDS--8.9%
       5,809,641     (3)  MTB Prime Money Market Fund, Institutional Shares                                    5,809,641
       3,000,000     (3)  MTB Money Market Fund                                                                3,000,000
           31             SSGA Money Market Fund                                                                  31
                              TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                          8,809,672
                              TOTAL INVESTMENTS -
                          107.8%
                          =========================================================================
                              (IDENTIFIED COST $94,990,697)(4)                                                106,441,077
                              OTHER ASSETS AND LIABILITIES - NET - (7.8)%                                     (7,696,330)
                              TOTAL NET ASSETS - 100%                                                    $    98,744,747

    1      Non-income producing security.
           ========================================================================================================

    2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $ 536,155 which represents 0.5% of total net assets.

    3      Affiliated company.

    4 At July 31, 2005, the cost of investments for federal tax purposes was $94,990,697. The net unrealized appreciation of investments for federal tax purposes was $11,450,380. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,279,974 and net unrealized depreciation from investments for those securities having an excess of cost over value of $829,594.

Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

  Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



MTB EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Shares            Description                                                                          Value

                           COMMON STOCKS--98.8%
                           AEROSPACE & DEFENSE--2.5%
         50,600            Honeywell International, Inc.                                               $      1,987,568
                           AIR FREIGHT & LOGISTICS--2.0%
         22,500            United Parcel Service, Inc.                                                        1,641,825
                           BEVERAGES--1.5%
         18,800            Molson Coors Brewing Co., Class B                                                  1,178,760
                           CAPITAL MARKETS--6.6%
         59,800            Bank of New York Co., Inc.                                                         1,840,644
         25,800            Edwards (AG), Inc.                                                                 1,142,940
         42,400      (1)   Federated Investors, Inc.                                                          1,354,256
         18,200            Morgan Stanley                                                                      965,510
                               TOTAL CAPITAL MARKETS                                                          5,303,350
                           CHEMICALS--8.2%
         11,300            Cabot Corp.                                                                         390,867
         32,500            Dow Chemical Co.                                                                   1,558,375
         38,200            Du Pont (E.I.) de Nemours & Co.                                                    1,630,376
         26,800            Engelhard Corp.                                                                     768,892
         25,300            Rohm & Haas Co.                                                                    1,165,318
         21,400            Valspar Corp.                                                                      1,049,884
                               TOTAL CHEMICALS                                                                6,563,712
                           COMMERCIAL BANKS--8.8%
         28,300            Amsouth Bancorporation                                                              789,853
         19,900            Comerica, Inc.                                                                     1,215,890
         10,600            Commerce Bancshares, Inc.                                                           570,386
         13,900            Cullen Frost Bankers, Inc.                                                          696,390
         63,800            Huntington Bancshares, Inc.                                                        1,591,172
         15,500            North Fork Bancorp, Inc.                                                            424,545
         17,800            PNC Financial Services Group                                                        975,796
         27,256            South Financial Group, Inc.                                                         789,334
                               TOTAL COMMERCIAL BANKS                                                         7,053,366
                           COMMERCIAL SERVICES & SUPPLIES--4.8%
         27,800            Avery Dennison Corp.                                                               1,575,426
         18,700            Donnelley (R.R.) & Sons Co.                                                         674,135
         57,100            Waste Management, Inc.                                                             1,605,652
                               TOTAL COMMERCIAL SERVICES & SUPPLIES                                           3,855,213
                           COMPUTERS & PERIPHERALS--1.1%
         18,300            Diebold, Inc.                                                                       909,144
                           CONTAINERS & PACKAGING--3.0%
         56,600            Bemis Co., Inc.                                                                    1,528,200
         41,000            Packaging Corp. of America                                                          871,250
                               TOTAL CONTAINERS & PACKAGING                                                   2,399,450
                           DIVERSIFIED TELECOMMUNICATION SERVICES--8.7%
         18,100            Alltel Corp.                                                                       1,203,650
         52,400            BellSouth Corp.                                                                    1,446,240
         91,900            Citizens Communications Co., Class B                                               1,207,566
         58,400            SBC Communications, Inc.                                                           1,427,880
         51,000            Verizon Communications                                                             1,745,730
                               TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   7,031,066
                           ELECTRIC UTILITIES--0.9%
         35,200            Northeast Utilities Co.                                                             759,616
                           ELECTRICAL EQUIPMENT--3.5%
         21,200            Emerson Electric Co.                                                               1,394,960
         30,700            Hubbell, Inc., Class B                                                             1,393,780
                               TOTAL ELECTRICAL EQUIPMENT                                                     2,788,740
                           FOOD PRODUCTS--5.5%
         65,800            ConAgra, Inc.                                                                      1,494,318
         24,900            General Mills, Inc.                                                                1,180,260
         48,300            Heinz (H.J.) Co.                                                                   1,776,474
                               TOTAL FOOD PRODUCTS                                                            4,451,052
                           HEALTHCARE EQUIPMENT & SUPPLIES--1.2%
         18,600            Hillenbrand Industries, Inc.                                                        956,226
                           HOTELS, RESTAURANTS & LEISURE--1.8%
         45,800            McDonald's Corp.                                                                   1,427,586
                           HOUSEHOLD DURABLES--1.8%
         59,200            Newell Rubbermaid, Inc.                                                            1,472,304
                           HOUSEHOLD PRODUCTS--4.2%
         33,600            Colgate-Palmolive Co.                                                              1,778,784
         24,800            Kimberly-Clark Corp.                                                               1,581,248
                               TOTAL HOUSEHOLD PRODUCTS                                                       3,360,032
                           IT SERVICES--1.1%
         45,400            Sabre Group Holdings, Inc.                                                          871,680
                           INDUSTRIAL CONGLOMERATES--1.1%
         12,000            3M Co.                                                                              900,000
                           INSURANCE--4.2%
         28,700            Jefferson-Pilot Corp.                                                              1,439,879
         24,100            Lincoln National Corp.                                                             1,164,030
         20,400            Nationwide Financial Services, Inc., Class A                                        807,432
                               TOTAL INSURANCE                                                                3,411,341
                           LEISURE EQUIPMENT & PRODUCTS--1.0%
         36,700            Hasbro, Inc.                                                                        805,198
                           MACHINERY--2.0%
         40,000            Dover Corp.                                                                        1,650,400
                           MEDIA--3.3%
         32,500            Dow Jones & Co.                                                                    1,219,725
         22,800            Knight-Ridder, Inc.                                                                1,426,368
                               TOTAL MEDIA                                                                    2,646,093
                           METALS & MINING--2.0%
         58,600            Alcoa, Inc.                                                                        1,643,730
                           OIL GAS & CONSUMABLE FUELS--4.6%
         20,700            Chevron Corp.                                                                      1,200,807
         13,400            ExxonMobil Corp.                                                                    787,250
         29,000            Marathon Oil Corp.                                                                 1,692,440
                               TOTAL OIL GAS & CONSUMABLE FUELS                                               3,680,497
                           PAPER & FOREST PRODUCTS--5.5%
         47,400            Bowater, Inc.                                                                      1,602,594
         51,100            International Paper Co.                                                            1,614,760
         41,100            MeadWestvaco Corp.                                                                 1,200,942
                               TOTAL PAPER & FOREST PRODUCTS                                                  4,418,296
                           PERSONAL PRODUCTS--1.0%
         14,900            Gillette Co.                                                                        799,683
                           PHARMACEUTICALS--4.9%
         19,900            Lilly (Eli) & Co.                                                                  1,120,768
         55,500            Pfizer, Inc.                                                                       1,470,750
         30,400            Wyeth                                                                              1,390,800
                               TOTAL PHARMECUTICALS                                                           3,982,318
                           SPECIALTY RETAIL--2.0%
         65,000            Limited, Inc.                                                                      1,584,700
                               TOTAL COMMON STOCKS (IDENTIFIED COST $78,290,563)                              79,532,946
                     (1)
                           MUTUAL FUNDS--1.3%
       1,029,498           MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)             1,029,498
                               TOTAL INVESTMENTS - 100.1%
                           =======================================================================
                               (IDENTIFIED COST $79,320,061)(2)                                        $      80,562,444
                               OTHER ASSETS AND LIABILITIES - NET - (0.1)%                             $       (87,309)
                               TOTAL NET ASSETS - 100%                                                 $      80,475,135

    1      Affiliated company.
           ========================================================================================================

    2 At July 31, 2005, the cost of investments for federal tax purposes was $79,320,061. The net unrealized appreciation of investments for federal tax purposes was $1,242,383. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,865,098 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,622,715.


Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




MTB EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

           Shares           Description                                                                        Value

                            COMMON STOCKS--99.9%
                            AEROSPACE & DEFENSE--2.3%
           7,880            Boeing Co.                                                                $       520,159
           1,900            General Dynamics Corp.                                                            218,861
           1,385            Goodrich (B.F.) Co.                                                                61,272
           8,141            Honeywell International, Inc.                                                     319,778
           1,050            L-3 Communications Holdings, Inc.                                                  82,142
           4,150            Lockheed Martin Corp.                                                             258,960
           3,520            Northrop Grumman Corp.                                                            195,184
           4,180            Raytheon Co.                                                                      164,399
           1,890            Rockwell Collins                                                                   92,232
           9,820            United Technologies Corp.                                                         497,874
                                TOTAL AEROSPACE & DEFENSE                                                    2,410,861
                            AIR FREIGHT & LOGISTICS--1.0%
           2,817            FedEx Corp.                                                                       236,882
            770             Ryder Systems, Inc.                                                                30,022
           10,400           United Parcel Service, Inc.                                                       758,888
                                TOTAL AIR FREIGHT & LOGISTICS                                                1,025,792
                            AIRLINES--0.1%
           1,200       (1)  Delta Air Lines, Inc.                                                              3,552
           7,059            Southwest Airlines Co.                                                            100,167
                                TOTAL AIRLINES                                                                103,719
                            AUTO COMPONENTS--0.2%
            855             Cooper Tire & Rubber Co.                                                           17,203
           1,681            Dana Corp.                                                                         26,409
           6,543            Delphi Corp.                                                                       34,678
           1,545       (1)  Goodyear Tire & Rubber Co.                                                         26,898
           1,700            Johnson Controls, Inc.                                                             97,648
           1,300       (1)  Visteon Corp.                                                                      11,570
                                TOTAL AUTO COMPONENTS                                                         214,406
                            AUTOMOBILES--0.5%
           17,600           Ford Motor Co.                                                                    189,024
           5,395            General Motors Corp.                                                              198,644
           2,800            Harley Davidson, Inc.                                                             148,932
                                TOTAL AUTOMOBILES                                                             536,600
                            BEVERAGES--2.2%
           7,125            Anheuser-Busch Cos., Inc.                                                         315,993
           1,060            Brown-Forman Corp., Class B                                                        61,957
           21,200           Coca-Cola Co.                                                                     927,712
           3,400            Coca-Cola Enterprises, Inc.                                                        79,900
            485             Molson Coors Brewing Co., Class B                                                  30,410
           15,525           PepsiCo, Inc.                                                                     846,578
           2,600            The Pepsi Bottling Group, Inc.                                                     75,816
                                TOTAL BEVERAGES                                                              2,338,366
                            BIOTECHNOLOGY--1.4%
           10,372      (1)  Amgen, Inc.                                                                       827,167
           2,040            Applera Corp.                                                                      42,472
           3,212       (1)  Biogen Idec, Inc.                                                                 126,199
           1,600       (1)  Chiron Corp.                                                                       57,968
           1,925       (1)  Genzyme Corp.                                                                     143,239
           4,000       (1)  Gilead Sciences, Inc.                                                             179,240
           2,150       (1)  Medimmune, Inc.                                                                    61,082
                                TOTAL BIOTECHNOLOGY                                                          1,437,367
                            BUILDING PRODUCTS--0.2%
           1,900            American Standard Cos.                                                             84,132
           4,055            Masco Corp.                                                                       137,505
                                TOTAL BUILDING PRODUCTS                                                       221,637
                            CAPITAL MARKETS--2.9%
           7,485            Bank of New York Co., Inc.                                                        230,388
            900             Bear Stearns Cos., Inc.                                                            91,899
           3,300       (1)  E*Trade Group, Inc.                                                                51,183
           1,200       (2)  Federated Investors, Inc.                                                          38,328
           1,900            Franklin Resources, Inc.                                                          153,558
           4,250            Goldman Sachs Group, Inc.                                                         456,790
           2,400            Janus Capital Group, Inc.                                                          36,048
           2,460            Lehman Brothers Holdings, Inc.                                                    258,620
           4,260            Mellon Financial Corp.                                                            129,760
           8,870            Merrill Lynch & Co., Inc.                                                         521,379
           10,675           Morgan Stanley                                                                    566,309
           1,970            Northern Trust Corp.                                                              100,076
           10,800           Schwab (Charles) Corp.                                                            147,960
           3,200            State Street Corp.                                                                159,168
           1,300            T. Rowe Price Group, Inc.                                                          86,255
                                TOTAL CAPITAL MARKETS                                                        3,027,721
                            CHEMICALS--1.7%
           1,925            Air Products & Chemicals, Inc.                                                    115,038
            610             Ashland, Inc.                                                                      37,484
           1,334            Chemtura Corp.                                                                     20,996
           8,982            Dow Chemical Co.                                                                  430,687
           9,450            Du Pont (E.I.) de Nemours & Co.                                                   403,326
            900             Eastman Chemical Co.                                                               49,851
           2,290            Ecolab, Inc.                                                                       76,898
           1,530            Engelhard Corp.                                                                    43,896
            800        (1)  Hercules, Inc.                                                                     11,200
           1,085            International Flavors & Fragrances, Inc.                                           41,143
           2,240            Monsanto Co.                                                                      150,909
           1,490            PPG Industries, Inc.                                                               96,895
           3,110            Praxair, Inc.                                                                     153,603
           1,950            Rohm & Haas Co.                                                                    89,817
            750             Sigma-Aldrich Corp.                                                                48,120
                                TOTAL CHEMICALS                                                              1,769,863
                            COMMERCIAL BANKS--5.7%
           3,500            Amsouth Bancorporation                                                             97,685
           5,335            BB&T Corp.                                                                        223,109
           36,964           Bank of America Corp.                                                            1,611,630
           1,732            Comerica, Inc.                                                                    105,825
           1,000            Compass Bancshares, Inc.                                                           48,210
           4,700            Fifth Third Bancorp                                                               202,570
           1,100            First Horizon National Corp.                                                       44,869
           2,542            Huntington Bancshares, Inc.                                                        63,397
           3,645            KeyCorp                                                                           124,805
            900             M & T Bank Corp.                                                                   97,659
           1,900            Marshall & Ilsley Corp.                                                            87,248
           6,310            National City Corp.                                                               232,902
           4,650            North Fork Bancorp, Inc.                                                          127,364
           2,765            PNC Financial Services Group                                                      151,577
           4,545            Regions Financial Corp.                                                           152,894
           3,545            SunTrust Banks, Inc.                                                              257,792
           2,592            Synovus Financial Corp.                                                            76,645
           16,775           U.S. Bancorp                                                                      504,257
           14,681           Wachovia Corp.                                                                    739,629
           15,430           Wells Fargo & Co.                                                                 946,476
           1,000            Zions Bancorp                                                                      71,480
                                TOTAL COMMERCIAL BANKS                                                       5,968,023
                            COMMERCIAL SERVICES & SUPPLIES--0.8%
           3,200       (1)  Allied Waste Industries, Inc.                                                      27,456
           1,240            Avery Dennison Corp.                                                               70,270
           10,150           Cendant Corp.                                                                     216,804
           1,400            Cintas Corp.                                                                       62,062
           2,105            Donnelley (R.R.) & Sons Co.                                                        75,885
           1,625            Equifax, Inc.                                                                      59,150
           1,300       (1)  Monster Worldwide, Inc.                                                            39,481
           1,980            Pitney Bowes, Inc.                                                                 88,268
           1,700            Robert Half International, Inc.                                                    57,613
           5,650            Waste Management, Inc.                                                            158,878
                                TOTAL COMMERCIAL SERVICES & SUPPLIES                                          855,867
                            COMMUNICATIONS EQUIPMENT--2.6%
           1,100       (1)  ADC Telecommunications, Inc.                                                       28,754
           1,145       (1)  Andrew Corp.                                                                       12,583
           4,425       (1)  Avaya, Inc.                                                                        45,710
           4,800       (1)  CIENA Corp.                                                                        10,752
           54,385      (1)  Cisco Systems, Inc.                                                              1,041,473
           2,200       (1)  Comverse Technology, Inc.                                                          55,638
           12,970      (1)  Corning, Inc.                                                                     247,079
           16,900      (1)  JDS Uniphase Corp.                                                                 25,519
           42,011      (1)  Lucent Technologies, Inc.                                                         123,092
           22,326           Motorola, Inc.                                                                    472,865
           14,300           Qualcomm, Inc.                                                                    564,707
           1,600            Scientific-Atlanta, Inc.                                                           61,600
           3,985       (1)  Tellabs, Inc.                                                                      38,734
                                TOTAL COMMUNICATIONS EQUIPMENT                                               2,728,506
                            COMPUTERS & PERIPHERALS--3.6%
           8,280       (1)  Apple Computer, Inc.                                                              353,142
           21,625      (1)  Dell, Inc.                                                                        875,164
           21,286      (1)  EMC Corp. Mass                                                                    291,405
           3,550       (1)  Gateway, Inc.                                                                      14,129
           27,150           Hewlett-Packard Co.                                                               668,433
           14,000           IBM Corp.                                                                        1,168,440
           1,250       (1)  Lexmark International Group, Class A                                               78,375
           1,600       (1)  NCR Corp.                                                                          55,536
           2,950       (1)  Network Appliance, Inc.                                                            75,255
           1,000       (1)  Qlogic Corp.                                                                       31,050
           2,330       (1)  Seagate Technology, Inc., Rights                                                     0
           32,500      (1)  Sun Microsystems, Inc.                                                            124,800
                                TOTAL COMPUTERS & PERIPHERALS                                                3,735,729
                            CONSTRUCTION & ENGINEERING--0.1%
            955             Fluor Corp.                                                                        60,929
                            CONSTRUCTION MATERIALS--0.1%
           1,200            Vulcan Materials Co.                                                               84,288
                            CONSUMER FINANCE--1.3%
           11,200           American Express Co.                                                              616,000
           2,335            Capital One Financial Corp.                                                       192,638
           11,095           MBNA Corp.                                                                        279,150
           2,900       (1)  Providian Financial Corp.                                                          54,810
           3,845            SLM Corp.                                                                         197,979
                                TOTAL CONSUMER FINANCE                                                       1,340,577
                            CONTAINERS & PACKAGING--0.2%
           1,160            Ball Corp.                                                                         44,022
           1,120            Bemis Co., Inc.                                                                    30,240
           1,765       (1)  Pactiv Corp.                                                                       38,865
            882        (1)  Sealed Air Corp.                                                                   46,799
           1,300            Temple-Inland, Inc.                                                                51,727
                                TOTAL CONTAINERS & PACKAGING                                                  211,653
                            DISTRIBUTORS--0.1%
           1,560            Genuine Parts Co.                                                                  71,432
                            DIVERSIFIED CONSUMER SERVICES--0.2%
           1,850       (1)  Apollo Group, Inc., Class A                                                       139,027
           1,800            Block (H&R), Inc.                                                                 102,528
                                TOTAL DIVERSIFIES CONSUMER SERVICES                                           241,555
                            DIVERSIFIED FINANCIAL SERVICES--3.4%
           2,100            CIT Group, Inc.                                                                    92,694
           47,430           Citigroup, Inc.                                                                  2,063,205
           31,532           J.P. Morgan Chase & Co.                                                          1,108,034
           3,070            Moody's Corp.                                                                     145,242
           2,750            Principal Financial Group                                                         120,863
                                TOTAL DIVERSIFIED FINANCIAL SERVICES                                         3,530,038
                            DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
           7,680            AT&T Corp.                                                                        152,064
           2,760            Alltel Corp.                                                                      183,540
           17,125           BellSouth Corp.                                                                   472,650
           1,500            CenturyTel, Inc.                                                                   51,555
           3,300            Citizens Communications Co., Class B                                               43,362
           18,654      (1)  Qwest Communications International, Inc.                                           71,258
           30,500           SBC Communications, Inc.                                                          745,725
           13,542           Sprint Corp.                                                                      364,280
           25,500           Verizon Communications                                                            872,865
                                TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                 2,957,299
                            ELECTRIC UTILITIES--2.2%
           1,000       (1)  Allegheny Energy, Inc.                                                             28,500
           1,860            Ameren Corp.                                                                      103,453
           4,002            American Electric Power Co., Inc.                                                 154,877
           2,960            CenterPoint Energy, Inc.                                                           40,670
           1,460            Cinergy Corp.                                                                      64,459
           2,360            Consolidated Edison Co.                                                           113,658
           1,845            DTE Energy Co.                                                                     86,715
           2,965            Edison International                                                              121,209
           2,080            Entergy Corp.                                                                     162,115
           6,032            Exelon Corp.                                                                      322,833
           3,770            FPL Group, Inc.                                                                   162,562
           3,288            FirstEnergy Corp.                                                                 163,677
           3,630            P G & E Corp.                                                                     136,597
           1,815            PPL Corp.                                                                         111,768
            900             Pinnacle West Capital Corp.                                                        41,220
           2,427            Progress Energy, Inc.                                                             108,268
            825        (1)  Progress Energy, Inc.                                                               107
           7,010            Southern Co.                                                                      245,280
           1,900            TECO Energy, Inc.                                                                  36,024
           3,628            Xcel Energy, Inc.                                                                  70,419
                                TOTAL ELECTRIC UTILITIES                                                     2,274,411
                            ELECTRICAL EQUIPMENT--0.4%
           1,700            American Power Conversion Corp.                                                    47,787
            910             Cooper Industries Ltd., Class A                                                    58,767
           3,860            Emerson Electric Co.                                                              253,988
           1,590            Rockwell Automation, Inc.                                                          81,901
                                TOTAL ELECTRICAL EQUIPMENT                                                    442,443
                            ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
           4,580       (1)  Agilent Technologies, Inc.                                                        120,179
           2,300       (1)  Jabil Circuit, Inc.                                                                71,737
           2,250            Molex, Inc.                                                                        63,540
           6,000       (1)  Sanmina-SCI Corp.                                                                  28,680
           9,800       (1)  Solectron Corp.                                                                    37,632
           2,700            Symbol Technologies, Inc.                                                          31,428
           1,100            Tektronix, Inc.                                                                    27,566
                                TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                      380,762
                            ENERGY EQUIPMENT & SERVICES--1.4%
           1,375            BJ Services Co.                                                                    83,861
           3,320            Baker Hughes, Inc.                                                                187,712
           4,790            Halliburton Co.                                                                   268,480
           1,400       (1)  Nabors Industries Ltd.                                                             91,630
           1,575       (1)  National-Oilwell, Inc.                                                             82,451
           1,275            Noble Corp.                                                                        85,654
           1,060            Rowan Companies, Inc.                                                              36,210
           5,565            Schlumberger Ltd.                                                                 466,013
           2,949       (1)  Transocean Sedco Forex, Inc.                                                      166,412
                                TOTAL ENERGY EQUIPMENT & SERVICES                                            1,468,423
                            FOOD & STAPLES RETAILING--2.7%
           3,117            Albertsons, Inc.                                                                   66,423
           7,680            CVS Corp.                                                                         238,310
           4,530            Costco Wholesale Corp.                                                            208,244
           7,265       (1)  Kroger Co.                                                                        144,210
           1,580            SUPERVALU, Inc.                                                                    55,932
           4,455            Safeway Inc.                                                                      108,257
           5,955            Sysco Corp.                                                                       214,737
           28,000           Wal-Mart Stores, Inc.                                                            1,381,800
           8,775            Walgreen Co.                                                                      419,972
                                TOTAL FOOD & STAPLES RETAILING                                               2,837,885
                            FOOD PRODUCTS--1.2%
           5,500            Archer-Daniels-Midland Co.                                                        126,170
           3,015            Campbell Soup Co.                                                                  93,013
           5,100            ConAgra, Inc.                                                                     115,821
           3,325            General Mills, Inc.                                                               157,605
           3,450            Heinz (H.J.) Co.                                                                  126,891
           2,070            Hershey Foods Corp.                                                               132,211
           3,300            Kellogg Co.                                                                       149,523
           1,600            McCormick & Co., Inc.                                                              55,648
           7,220            Sara Lee Corp.                                                                    143,895
           1,810            Wrigley (Wm.), Jr. Co.                                                            128,763
                                TOTAL FOOD PRODUCTS                                                          1,229,540
                            GAS UTILITIES--0.2%
           1,700            KeySpan Corp.                                                                      69,173
            540             NICOR, Inc.                                                                        22,043
           2,692            NiSource, Inc.                                                                     65,389
            400             Peoples Energy Corp.                                                               17,260
                                TOTAL GAS UTILITIES                                                           173,865
                            HEALTHCARE EQUIPMENT & SUPPLIES--2.3%
            990             Bard (C.R.), Inc.                                                                  66,122
            640             Bausch & Lomb, Inc.                                                                54,176
           5,940            Baxter International, Inc.                                                        233,264
           2,255            Becton, Dickinson & Co.                                                           124,859
           2,200            Biomet, Inc.                                                                       83,886
           7,420       (1)  Boston Scientific Corp.                                                           214,809
           1,100       (1)  Fisher Scientific International, Inc.                                              73,755
           3,050            Guidant Corp.                                                                     209,840
           1,379       (1)  Hospira, Inc.                                                                      52,747
           10,725           Medtronic, Inc.                                                                   578,507
            530        (1)  Millipore Corp.                                                                    32,473
           1,030            PerkinElmer, Inc.                                                                  21,609
           3,360       (1)  St. Jude Medical, Inc.                                                            159,298
           3,900            Stryker Corp.                                                                     210,951
           1,580       (1)  Thermo Electron Corp.                                                              47,179
           1,050       (1)  Waters Corp.                                                                       47,544
           2,327       (1)  Zimmer Holdings, Inc.                                                             191,652
                                TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                        2,402,671
                            HEALTHCARE PROVIDERS & SERVICES--2.7%
           2,720            Aetna, Inc.                                                                       210,528
           1,200            AmerisourceBergen Corp.                                                            86,148
           1,225            CIGNA Corp.                                                                       130,769
           3,880            Cardinal Health, Inc.                                                             231,170
           4,500       (1)  Caremark Rx, Inc.                                                                 200,610
           1,400       (1)  Express Scripts, Inc., Class A                                                     73,220
           4,075            HCA, Inc.                                                                         200,694
           2,825            Health Management Association, Class A                                             67,235
           1,790       (1)  Humana, Inc.                                                                       71,332
           2,350            IMS Health, Inc.                                                                   63,991
           1,400       (1)  Laboratory Corporation of America Holdings                                         70,938
            790             Manor Care, Inc.                                                                   29,988
           2,931            McKesson HBOC, Inc.                                                               131,895
           2,268       (1)  Medco Health Solutions, Inc.                                                      109,862
           2,100            Quest Diagnostic, Inc.                                                            107,814
           5,137       (1)  Tenet Healthcare Corp.                                                             62,363
           12,200           UnitedHealth Group, Inc.                                                          638,060
           5,350       (1)  Wellpoint, Inc.                                                                   378,459
                                TOTAL HEALTHCARE PROVIDERS & SERVICES                                        2,865,076
                            HOTELS RESTAURANTS & LEISURE--1.5%
           5,000            Carnival Corp.                                                                    262,000
           1,450            Darden Restaurants, Inc.                                                           50,315
           1,000            Harrah's Entertainment, Inc.                                                       78,740
           3,520            Hilton Hotels Corp.                                                                87,120
           3,000            International Game Technology                                                      82,080
           2,030            Marriott International, Inc., Class A                                             138,994
           10,910           McDonald's Corp.                                                                  340,065
           3,850       (1)  Starbucks Corp.                                                                   202,318
           1,700            Starwood Hotels & Resorts Worldwide, Inc.                                         107,644
           1,235            Wendy's International, Inc.                                                        63,850
           2,964            Yum! Brands, Inc.                                                                 155,165
                                TOTAL HOTELS RESTAURANT & LEISURE                                            1,568,291
                            HOUSEHOLD DURABLES--0.7%
            750             Black & Decker Corp.                                                               67,733
           1,360            Centex Corp.                                                                      100,613
           1,250            Fortune Brands, Inc.                                                              118,188
           1,040            KB HOME                                                                            85,186
           2,100            Leggett and Platt, Inc.                                                            53,109
            720             Maytag Corp.                                                                       12,146
           2,450            Newell Rubbermaid, Inc.                                                            60,932
           1,240            Pulte Corp.                                                                       116,089
            680             Snap-On Tools Corp.                                                                24,942
           1,000            Stanley Works                                                                      48,930
            800             Whirlpool Corp.                                                                    63,984
                                TOTAL HOUSEHOLD DURABLES                                                      751,852
                            HOUSEHOLD PRODUCTS--1.8%
           1,475            Clorox Co.                                                                         82,379
           4,780            Colgate-Palmolive Co.                                                             253,053
           4,530            Kimberly-Clark Corp.                                                              288,833
           22,850           Procter & Gamble Co.                                                             1,271,146
                                TOTAL HOUSEHOLD PRODUCTS                                                     1,895,411
                            IT SERVICES--1.1%
           1,200       (1)  Affiliated Computer Services, Inc., Class A                                        59,964
           5,640            Automatic Data Processing, Inc.                                                   250,472
           1,600       (1)  Computer Sciences Corp.                                                            73,248
           1,700       (1)  Convergys Corp.                                                                    24,735
           5,025            Electronic Data Systems Corp.                                                     103,364
           7,714            First Data Corp., Class                                                           317,354
           2,150       (1)  Fiserv, Inc.                                                                       95,396
           3,325            Paychex, Inc.                                                                     116,076
           1,656            Sabre Group Holdings, Inc.                                                         31,795
           2,400       (1)  SunGard Data Systems, Inc.                                                         86,136
           3,270       (1)  Unisys Corp.                                                                       21,157
                                TOTAL IT SERVICES                                                            1,179,697
                            INDEPENDENT POWER PRODUCERS & ENERGY TRA--0.7%
           6,400       (1)  AES Corp.                                                                         102,720
           4,500       (1)  Calpine Corp.                                                                      14,940
           1,455            Constellation Energy Group                                                         87,606
           8,675            Duke Energy Corp.                                                                 256,260
           4,400       (1)  Dynegy, Inc.                                                                       24,464
           4,169       (1)  Mirant Corp.                                                                       3,335
           2,400            TXU Corp.                                                                         207,936
                                TOTAL INDEPENDENT POWER PRODUCERS & ENERGY                                    697,261
                            INDUSTRIAL CONGLOMERATES--4.2%
           7,220            3M Co.                                                                            541,500
           94,000           General Electric Co.                                                             3,243,000
           1,160            Textron Inc.                                                                       86,037
           17,741           Tyco International Ltd.                                                           540,568
                                TOTAL INDUSTRIAL CONGLOMERATES                                               4,411,105
                            INSURANCE--4.3%
           2,630            AON Corp.                                                                          66,907
           2,800            Ace Ltd.                                                                          129,388
           4,850            Aflac, Inc.                                                                       218,735
           5,885            Allstate Corp.                                                                    360,515
            950             Ambac Financial Group, Inc.                                                        68,248
           23,971           American International Group, Inc.                                               1,443,054
           1,875            Chubb Corp.                                                                       166,538
           1,537            Cincinnati Financial Corp.                                                         63,355
           2,870            Hartford Financial Services Group, Inc.                                           231,236
           1,200            Jefferson-Pilot Corp.                                                              60,204
           1,480            Lincoln National Corp.                                                             71,484
           1,250            MBIA Insurance Corp.                                                               75,925
           4,639            Marsh & McLennan Cos., Inc.                                                       134,392
           6,425            MetLife, Inc.                                                                     315,725
           1,885            Progressive Corp., OH                                                             187,916
           4,300            Prudential Financial, Inc.                                                        287,670
           1,125            SAFECO Corp.                                                                       61,808
           6,275            The St. Paul Travelers Cos., Inc.                                                 276,226
           1,200            Torchmark Corp.                                                                    62,724
           3,395            UNUMProvident Corp.                                                                65,014
           1,325            XL Capital Ltd., Class A                                                           95,161
                                TOTAL INSURANCE                                                              4,442,225
                            INTERNET & CATALOG RETAIL--0.4%
           11,100      (1)  eBay, Inc.                                                                        463,758
                            INTERNET SOFTWARE & SERVICES--0.4%
           12,300      (1)  Yahoo, Inc.                                                                       410,082
                            LEISURE EQUIPMENT & PRODUCTS--0.2%
            900             Brunswick Corp.                                                                    41,904
           2,660            Eastman Kodak Co.                                                                  71,128
           2,000            Hasbro, Inc.                                                                       43,880
           3,640            Mattel, Inc.                                                                       67,886
                                TOTAL LEISURE EQUIPMENT & PRODUCTS                                            224,798
                            MACHINERY--1.4%
           6,000            Caterpillar, Inc.                                                                 323,460
            410             Cummins, Inc.                                                                      35,030
           2,600            Danaher Corp.                                                                     144,170
           2,355            Deere & Co.                                                                       173,163
           1,710            Dover Corp.                                                                        70,555
           1,290            Eaton Corp.                                                                        84,289
            845             ITT Industries, Inc.                                                               89,908
           2,625            Illinois Tool Works, Inc.                                                         224,831
           1,500            Ingersoll-Rand Co., Class A                                                       117,255
            845        (1)  Navistar International Corp.                                                       28,857
           1,495            PACCAR, Inc.                                                                      107,969
           1,480            Pall Corp.                                                                         45,836
            990             Parker-Hannifin Corp.                                                              65,063
                                TOTAL MACHINERY                                                              1,510,386
                            MEDIA--3.6%
           5,385            Clear Channel Communications, Inc.                                                175,766
           19,716      (1)  Comcast Corp., Class A                                                            605,873
           1,025            Dow Jones & Co.                                                                    38,468
           2,300            Gannett Co., Inc.                                                                 167,808
           3,500       (1)  Interpublic Group Cos., Inc.                                                       43,750
            900             Knight-Ridder, Inc.                                                                56,304
           3,750            McGraw-Hill Cos., Inc.                                                            172,538
            560             Meredith Corp.                                                                     27,720
           1,270            New York Times Co., Class A                                                        40,030
           26,500           News Corp., Inc.                                                                  434,070
           1,675            Omnicom Group, Inc.                                                               142,157
           40,250           Time Warner, Inc.                                                                 685,055
           2,877            Tribune Co.                                                                       105,011
           3,200       (1)  Univision Communications, Inc., Class A                                            90,496
           16,003           Viacom, Inc., Class B                                                             535,940
           18,055           Walt Disney Co.                                                                   462,930
                                TOTAL MEDIA                                                                  3,783,916
                            METALS & MINING--0.7%
           8,263            Alcoa, Inc.                                                                       231,777
            765             Allegheny Technologies, Inc.                                                       22,238
           1,830            Freeport-McMoRan Copper & Gold, Inc., Class B                                      73,712
           4,265            Newmont Mining Corp.                                                              160,151
           1,550            Nucor Corp.                                                                        85,948
            908             Phelps Dodge Corp.                                                                 96,657
            915             United States Steel Corp.                                                          39,025
                                TOTAL METALS & MINING                                                         709,508
                            MULTI-UTILITIES--0.4%
           1,000       (1)  CMS Energy Corp.                                                                   15,840
           3,000            Dominion Resources, Inc.                                                          221,580
           2,010            Public Service Enterprises Group, Inc.                                            129,243
           2,376            Sempra Energy                                                                     100,980
                                TOTAL MULTI-UTILITIES                                                         467,643
                            MULTILINE RETAIL--1.4%
           1,290       (1)  Big Lots, Inc.                                                                     16,731
           1,080            Dillards, Inc., Class A                                                            24,689
           3,050            Dollar General Corp.                                                               61,976
           1,550            Family Dollar Stores, Inc.                                                         39,990
           1,800            Federated Department Stores, Inc.                                                 136,566
           3,250       (1)  Kohl's Corp.                                                                      183,138
           2,435            May Department Stores Co.                                                          99,957
           3,150            Nordstrom, Inc.                                                                   116,582
           2,800            Penney (J.C.) Co., Inc.                                                           157,192
            982        (1)  Sears Holdings Corp.                                                              151,454
           7,820            Target Corp.                                                                      459,425
                                TOTAL MULTILINE RETAIL                                                       1,447,700
                            OFFICE ELECTRONICS--0.1%
           8,200       (1)  Xerox Corp.                                                                       108,322
                            OIL GAS & CONSUMABLE FUELS--7.5%
            970             Amerada-Hess Corp.                                                                114,324
           2,500            Anadarko Petroleum Corp.                                                          220,875
           3,196            Apache Corp.                                                                      218,606
           3,834            Burlington Resources, Inc.                                                        245,798
           19,300           Chevron Corp.                                                                    1,119,593
           12,836           ConocoPhillips                                                                    803,405
           4,500            Devon Energy Corp.                                                                252,405
           2,100            EOG Resources, Inc.                                                               128,310
           6,483            El Paso Corp.                                                                      77,796
           56,000           Exxon Mobil Corp.                                                                3,290,000
           1,029            Kerr-McGee Corp.                                                                   82,536
           1,000            Kinder Morgan, Inc.                                                                88,860
           3,224            Marathon Oil Corp.                                                                188,165
           3,775            Occidental Petroleum Corp.                                                        310,607
            735             Sunoco, Inc.                                                                       92,412
           2,205            Unocal Corp.                                                                      142,994
           2,400            Valero Energy Corp.                                                               198,672
           5,025            Williams Cos., Inc.                                                               106,731
           3,200            XTO Energy, Inc.                                                                  112,288
                                TOTAL OIL GAS & CONSUMABLE FUELS                                             7,794,377
                            PAPER & FOREST PRODUCTS--0.4%
           2,201            Georgia-Pacific Corp.                                                              75,164
           4,590            International Paper Co.                                                           145,044
            870             Louisiana-Pacific Corp.                                                            23,333
           1,865            MeadWestvaco Corp.                                                                 54,495
           2,150            Weyerhaeuser Co.                                                                  148,307
                                TOTAL PAPER & FOREST PRODUCTS                                                 446,343
                            PERSONAL PRODUCTS--0.6%
            930             Alberto-Culver Co., Class B                                                        41,961
           3,800            Avon Products, Inc.                                                               124,298
           8,090            Gillette Co.                                                                      434,190
                                TOTAL PERSONAL PRODUCTS                                                       600,449
                            PHARMACEUTICALS--6.7%
           14,090           Abbott Laboratories                                                               657,016
           1,280            Allergan, Inc.                                                                    114,393
           17,475           Bristol-Myers Squibb Co.                                                          436,526
           3,600       (1)  Forest Laboratories, Inc., Class A                                                143,712
           26,643           Johnson & Johnson                                                                1,704,086
           2,733       (1)  King Pharmaceuticals, Inc.                                                         30,473
           10,500           Lilly (Eli) & Co.                                                                 591,360
           19,000           Merck & Co., Inc.                                                                 590,140
           2,400            Mylan Laboratories, Inc.                                                           41,664
           68,455           Pfizer, Inc.                                                                     1,814,058
           13,975           Schering Plough Corp.                                                             290,960
           1,200       (1)  Watson Pharmaceuticals, Inc.                                                       40,080
           12,190           Wyeth                                                                             557,693
                                TOTAL PHARMACEUTICALS                                                        7,012,161
                            REAL ESTATE--0.7%
           1,000            Apartment Investment & Management Co., Class A                                     44,000
           1,800            Archstone-Smith Trust                                                              76,500
           4,000            Equity Office Properties Trust                                                    141,800
           2,550            Equity Residential Properties Trust                                               103,020
           1,550            Plum Creek Timber Co., Inc.                                                        58,668
           2,000            Prologis Trust                                                                     91,120
           2,200            Simon Property Group, Inc.                                                        175,428
                                TOTAL REAL ESTATE                                                             690,536
                            ROAD & RAIL--0.6%
           3,700            Burlington Northern Santa Fe Corp.                                                200,725
           1,870            CSX Corp.                                                                          85,160
           3,875            Norfolk Southern Corp.                                                            144,189
           2,495            Union Pacific Corp.                                                               175,423
                                TOTAL ROAD & RAIL                                                             605,497
                            SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.4%
           3,400       (1)  Advanced Micro Devices, Inc.                                                       68,272
           3,200       (1)  Altera Corp.                                                                       69,984
           3,700            Analog Devices, Inc.                                                              145,040
           15,550           Applied Materials, Inc.                                                           287,053
           3,000       (1)  Applied Micro Circuits Corp.                                                       9,030
           2,600       (1)  Broadcom Corp.                                                                    111,202
           3,865       (1)  Freescale Semiconductor, Inc., Class B                                             99,524
           53,500           Intel Corp.                                                                      1,451,990
           1,700            KLA-Tencor Corp.                                                                   87,890
           4,360       (1)  LSI Logic Corp.                                                                    42,554
           2,750            Linear Technology Corp.                                                           106,865
           3,200            Maxim Integrated Products, Inc.                                                   133,984
           6,100            Micron Technology, Inc.                                                            72,468
           1,825       (1)  NVIDIA Corp.                                                                       49,385
           3,470            National Semiconductor Corp.                                                       85,744
           1,800       (1)  Novellus Systems, Inc.                                                             51,930
           2,000       (1)  PMC-Sierra, Inc.                                                                   19,660
           2,100       (1)  Teradyne, Inc.                                                                     32,613
           15,430           Texas Instruments, Inc.                                                           490,057
           3,300            Xilinx, Inc.                                                                       93,555
                                TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                     3,508,800
                            SOFTWARE--3.7%
           4,700            Adobe Systems, Inc.                                                               139,308
           2,210       (1)  Autodesk, Inc.                                                                     75,559
           2,650       (1)  BMC Software, Inc.                                                                 50,588
           2,000       (1)  Citrix Systems, Inc.                                                               47,660
           5,600            Computer Associates International, Inc.                                           153,720
           3,500       (1)  Compuware Corp.                                                                    29,505
           2,500       (1)  Electronic Arts, Inc.                                                             144,000
           1,725       (1)  Intuit, Inc.                                                                       82,800
            900        (1)  Mercury Interactive Corp.                                                          35,433
           89,000           Microsoft Corp.                                                                  2,279,290
            325        (1)  Novell, Inc.                                                                       1,976
           40,188      (1)  Oracle Corp.                                                                      545,753
           2,670       (1)  Parametric Technology Corp.                                                        18,423
           5,700            Siebel Systems, Inc.                                                               47,880
           10,376      (1)  Symantec Corp.                                                                    227,970
                               TOTAL SOFTWARE                                                                3,879,865
                            SPECIALTY RETAIL--2.5%
           2,450       (1)  AutoNation, Inc.                                                                   52,895
            740        (1)  AutoZone, Inc.                                                                     72,105
           2,600       (1)  Bed Bath & Beyond, Inc.                                                           119,340
           3,150            Best Buy Co., Inc.                                                                241,290
           2,350            Circuit City Stores, Inc.                                                          42,888
           7,995            Gap (The), Inc.                                                                   168,774
           18,992           Home Depot, Inc.                                                                  826,342
           3,818            Limited, Inc.                                                                      93,083
           7,150            Lowe's Cos., Inc.                                                                 473,473
           3,300       (1)  Office Depot, Inc.                                                                 93,654
           1,075            Officemax, Inc.                                                                    31,928
           1,800            Radioshack Corp.                                                                   42,246
           1,410            Sherwin-Williams Co.                                                               67,130
           6,450            Staples, Inc.                                                                     146,867
           4,340            TJX Cos., Inc.                                                                    102,033
           1,600            Tiffany & Co.                                                                      54,448
                                TOTAL SPECIALTY RETAIL                                                       2,628,496
                            TEXTILES APPAREL & LUXURY GOODS--0.5%
           3,600       (1)  Coach, Inc.                                                                       126,396
           1,450            Jones Apparel Group, Inc.                                                          44,327
           1,340            Liz Claiborne, Inc.                                                                55,757
           2,150            Nike, Inc., Class B                                                               180,170
            670             Reebok International Ltd.                                                          28,341
           1,075            V.F. Corp.                                                                         63,468
                                TOTAL TEXTILES APPAREL & LUXURY GOODS                                         498,459
                            THRIFTS & MORTGAGE FINANCE--1.7%
           5,358            Countrywide Financial Corp.                                                       192,888
           6,525            Federal Home Loan Mortgage Corp.                                                  412,902
           9,125            Federal National Mortgage Association                                             509,723
           3,000            Golden West Financial Corp.                                                       195,360
            800             MGIC Investment Corp.                                                              54,864
           2,800            Sovereign Bancorp, Inc.                                                            67,172
           7,034            Washington Mutual Bank FA                                                         298,804
                                TOTAL THRIFTS & MORTGAGE FINANCE                                             1,731,713
                            TOBACCO--1.4%
           18,000           Altria Group, Inc.                                                               1,205,280
           1,500            Loews Corp.                                                                       125,445
           1,100            Reynolds American, Inc.                                                            91,641
           1,565            UST, Inc.                                                                          72,021
                                TOTAL TOBACCO                                                                1,494,387
                            TRADING COMPANIES & DISTRIBUTORS--0.1%
            805             Grainger (W.W.), Inc.                                                              50,168
                            WIRELESS TELECOMMUNICATION SERVICES--0.4%
           10,590      (1)  Nextel Communications, Inc., Class A                                              368,532
                                TOTAL COMMON  STOCKS
                            ---------------------------------------------------------------------
                                (IDENTIFIED COST $89,544,647)                                               104,329,042

                            MUTUAL FUNDS--0.0%
           27,244      (2)  MTB Prime Money Market Fund, Institutional Shares                                  27,244
             33             SSGA Money Market Fund                                                               33
                                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                        27,277
                                TOTAL INVESTMENTS -
                            100.0%
                            =====================================================================
                                (IDENTIFIED COST $89,571,924)(3)                                            104,356,319
                                OTHER ASSETS AND LIABILITIES - NET - 0.0%                                      58,521
                                TOTAL NET ASSETS - 100%                                               $     104,414,840

    1      Non-income producing security.
    2      Affiliated company.
    3      The cost of investments for federal tax purposes amounts to
           $89,571,924. The net unrealized appreciation of investments for federal tax purposes was $14,784,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,547,973 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,763,577.

====================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.



Investment Valuations - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation




MTB INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal            Description
         Amount                                                                                                Value

                           ASSET-BACKED SECURITIES--1.0%
 $     1,838,444           L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026
                           (IDENTIFIED COST
                           $1,838,445)                                                                 $      1,937,831

                           COLLATERALIZED MORTGAGE OBLIGATIONS--12.0%
                           FEDERAL HOME LOAN MORTGAGE CORPORATION--5.0%
       3,430,479           (Series 2631), Class LA, 4.00%, 6/15/2011                                          3,419,296
       1,605,171           (Series 2707), Class PW, 4.00%, 7/15/2014                                          1,594,641
       1,211,189           (Series 2672), Class GM, 4.00%, 3/15/2017                                          1,209,833
        171,359       (2)  (Series 2672), Class NU, 5.00%, 8/15/2008                                           171,448
        205,382            (Series 1614), Class J, 6.25%, 11/15/2022                                           205,825
       1,933,859           (Series 2292), Class QT, 6.50%, 5/15/2030                                          1,951,553
       1,350,916           (Series 1920), Class H, 7.00%, 1/15/2012                                           1,402,183
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   9,954,779
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.0%
       5,935,000           (Series 0530B), Class BU, 5.00%, 3/25/2024                                         5,936,187
         33,480            (Series 1998-23), Class C, 9.75%, 9/25/2018                                         35,920
                               TOTAL  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                   5,972,107
                           WHOLE LOAN--4.0%
       2,176,057           Bank of America Mortgage Securities 2003-2, Class 2A1, 3.578896%,
                           2/25/2034                                                                          2,112,994
       1,756,338           Morgan Stanley Mortgage Loan Trust Series 2004-1 Class 1A8, Class 1A8,
                           4.75%, 11/25/2018                                                                  1,739,706
       2,817,629           Structured Adjustable Rate Mortgage Loan Series 2004-9XS, 6.00%,
                           2/25/2035                                                                          2,866,740
       1,298,580           Washington Mutual Pass Through Certificates 2003 AR12, Class A3,
                           3.356%, 12/22/2005                                                                 1,293,476
                               TOTAL WHOLE LOAN                                                               8,012,916
                               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           -----------------------------------------------------------------------
                               (IDENTIFIED COST $24,316,119)                                                 23,939,802

                           CORPORATE BONDS--42.8%
                           AEROSPACE & DEFENSE--0.5%
        960,000            United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015                           956,774
                           AUTOMOBILES--1.3%
       1,000,000           DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                     1,085,210
        500,000            DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                496,635
       1,000,000      (2)  DaimlerChrysler North America Holding Corp., Series MTND, 3.85938%,
                           9/10/2007                                                                           998,850
                               TOTAL AUTOMOBILES                                                              2,580,695
                           BANKS--6.0%
        900,000       (2)  BankBoston Capital Trust III, Company Guarantee, 4.16%, 6/15/2027                   896,112
       1,500,000      (1)  Bank of New York Institutional Capital Trust, Company Guarantee,
                           7.78%, 12/1/2026                                                                   1,608,465
        250,000            First Tennessee Bank, N.A., Sub. Note, 5.75%, 12/1/2008                             259,403
       1,000,000           Keycorp Capital Trust VII, Unsecd. Note, 5.70%, 6/15/2035                           969,440
       2,500,000           Mellon Capital I, Company Guarantee, Series A, 7.72%, 12/1/2026                    2,682,900
       2,500,000           PNC Funding Corp., 5.75%, 8/1/2006                                                 2,538,450
       1,700,000           Suntrust Capital I, Company Guarantee, Series A, 3.93813%, 5/15/2027               1,674,075
       1,000,000           SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028                                       1,182,950
                               TOTAL BANKS                                                                   11,811,795
                           BEVERAGES--0.1%
        150,000            Anheuser-Busch Cos., Inc., Note, 5.75%, 4/1/2010                                    156,316
                           CAPITAL MARKETS--3.7%
       2,000,000           Bank of New York Co., Inc., Sr. Note, Series E, 3.625%, 1/15/2009                  1,951,620
        500,000            Bear Stearns Cos., Inc., Note, 4.55%, 6/23/2010                                     496,060
       1,000,000           Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                 1,016,090
       1,175,000           Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                            1,255,029
        500,000            Lehman Brothers Holdings, Inc., 4.50%, 7/26/2010                                    495,545
        100,000            Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                                   112,245
        250,000            Lehman Brothers Holdings, Inc., Note, 3.60%, 3/13/2009                              242,255
        507,000            Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008                               536,269
        300,000            Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                              320,349
       1,000,000           Morgan Stanley, Note, 4.00%, 1/15/2010                                              971,070
                               TOTAL CAPITAL MARKETS                                                          7,396,532
                           COMMERCIAL BANKS--1.8%
        200,000            Bank of America Corp., Sub. Note, 7.125%, 10/15/2011                                225,362
       1,500,000           Wachovia Corp., Bond, 5.50%, 8/1/2035                                              1,500,195
       1,000,000           Washington Mutual Inc., Note, 4.00%, 1/15/2009                                      979,830
       1,000,000           Wells Fargo & Co., Note, 3.12%, 8/15/2008                                           963,620
                               TOTAL COMMERCIAL BANKS                                                         3,669,007
                           COMPUTERS & PERIPHERALS--0.5%
       1,000,000           IBM Corp., Note, 3.80%, 2/1/2008                                                    987,700
                           CONSUMER FINANCE--3.1%
        250,000       (2)  Caterpillar Financial Services Corp., Note, Series F, 3.35%, 8/20/2007              250,152
       1,000,000      (2)  Caterpillar Financial Services Corp., Note, Series MTNF, 2.65%,
                           1/30/2006                                                                           994,170
       1,000,000      (2)  Countrywide Home Loans, Inc., Company Guarantee, Series M, 3.51813%,
                           11/16/2007                                                                         1,000,480
       1,000,000      (2)  Countrywide Home Loans, Inc., Company Guarantee, Series MTNM,
                           3.46375%, 8/25/2006                                                                1,001,390
        200,000            Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009                                   191,662
       1,000,000           MBNA Capital I, Company Guarantee, Series A, 8.278%, 12/1/2026                     1,080,270
        500,000       (1)  Residential Capital Corp., 6.375%, 6/30/2010                                        508,865
       1,000,000           Residential Capital Corp., Unsecd. Note, 6.875%, 6/30/2010                         1,048,750
                               TOTAL CONSUMER FINANCE                                                         6,075,739
                           DIVERSIFIED FINANCIAL SERVICES--3.2%
        450,000            CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014                                         449,136
        500,000            General Electric Capital Corp., 6.00%, 6/15/2012                                    535,920
       1,000,000      (2)  General Electric Capital Corp., Note, Series MTNA, 2.85%, 1/30/2006                 995,080
       1,150,000           International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013                  1,208,685
        250,000            J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008                                267,415
       1,750,000           J.P. Morgan Chase & Co., Unsecd. Note, 4.44%, 9/30/2034                            1,747,533
       1,180,000           National Rural Utilities Cooperative Finance Corp., Note, Series MTNC,
                           6.50%, 3/1/2007                                                                    1,217,972
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                           6,421,741
                           DIVERSIFIED MANUFACTURING--0.7%
       1,250,000           Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013                  1,337,475
                           ELECTRIC UTILITIES--2.3%
        250,000            American Electric Power Co., Inc., Sr. Note, Series C, 5.375%,
                           3/15/2010                                                                           256,077
       1,250,000           CenterPoint Energy, Inc., Sr. Note, Series B, 6.85%, 6/1/2015                      1,385,788
       1,000,000           Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035                           962,180
        750,000            Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007                        776,100
       1,300,000           Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                       1,256,918
                               TOTAL ELECTRIC UTILITIES                                                       4,637,063
                           ENERGY EQUIPMENT & SERVICES--1.6%
       1,000,000           Anderson Exploration Ltd., 6.75%, 3/15/2011                                        1,082,030
       2,000,000           National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                    2,071,320
                               TOTAL ENERGY EQUIPMENT & SERVICES                                              3,153,350
                           ENERGY REFINING--0.6%
       1,125,000           Premcor Refining Group, Sr. Sub. Note, 7.75%, 2/1/2012                             1,226,250
                           FINANCE-CREDIT CARD--0.3%
        600,000       (2)  American Express Credit Corp., 3.55688%, 9/19/2006                                  601,008
                           FOOD PRODUCTS--2.1%
       1,000,000           Archer-Daniels-Midland Co., 5.935%, 10/1/2032                                      1,082,840
       1,000,000      (2)  ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005                                        1,016,970
       1,000,000           General Mills, Inc., 3.875%, 11/30/2007                                             987,090
       1,100,000           Kraft Foods, Inc., Note, 4.125%, 11/12/2009                                        1,077,175
                               TOTAL FOOD PRODUCTS                                                            4,164,075
                           HOTELS RESTAURANTS & LEISURE--0.6%
       1,000,000           Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012                                       1,151,180
                           HOUSEHOLD DURABLES--1.0%
       2,000,000           Pulte Corp., Company Guarantee, 7.30%, 10/24/2005                                  2,013,820
                           IT SERVICES--0.7%
        150,000            Computer Sciences Corp., Note, 6.25%, 3/15/2009                                     156,321
       1,250,000           Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                           1,196,875
                               TOTAL IT SERVICES                                                              1,353,196
                           INDUSTRIAL CONGLOMERATES--0.5%
       1,000,000           General Electric Co., Note, 5.00%, 2/1/2013                                        1,015,750
                           INSURANCE--1.6%
       1,000,000      (2)  American International Group, Note, Series F, 2.85%, 12/1/2005                      996,770
       1,175,000      (1)  Asif Global Financing, (Series 144A), 4.90%, 1/17/2013                             1,176,621
       1,000,000      (2)  Hartford Financial Services Group, Inc., Sr. Note, 2.375%, 6/1/2006                 985,700
                               TOTAL INSURANCE                                                                3,159,091
                           MEDIA--2.6%
       1,250,000      (2)  Clear Channel Communications, Inc., 6.00%, 11/1/2006                               1,267,725
       1,500,000           Comcast Cable Communications Holdings, Company Guarantee, 8.375%,
                           3/15/2013                                                                          1,805,640
        200,000            Comcast Corp., Note, 6.20%, 11/15/2008                                              209,522
        100,000       (2)  MediaOne Group, Inc., Company Guarantee, 6.75%, 10/1/2005                           100,427
        600,000            Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018                             679,992
       1,150,000           Walt Disney Co., Note, Series MTN, 5.50%, 12/29/2006                               1,166,549
                               TOTAL MEDIA                                                                    5,229,855
                           OIL GAS & CONSUMABLE FUELS--3.9%
       1,000,000           Amerada-Hess Corp., 7.875%, 10/1/2029                                              1,259,380
       2,000,000           Anadarko Petroleum Corp., Sr. Deb., 7.20%, 3/15/2029                               2,365,040
       1,200,000           Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                               1,258,500
       1,250,000           Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013                             1,290,738
       1,500,000           Valero Energy Corp., 6.875%, 4/15/2012                                             1,656,540
                               TOTAL OIL GAS & CONSUMABLE FUELS                                               7,830,198
                           OIL EXPLORATION &  PRODUCTION --0.5%
       1,000,000           Pemex Project Funding Master, 5.75%, 12/15/2015                                     988,600
                           PHARMACEUTICALS--0.3%
        600,000            Abbott Laboratories, Note, 6.00%, 3/15/2008                                         622,890
                           REAL ESTATE--0.9%
        650,000            Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015                                  640,172
       1,135,000           iStar Financial, Inc., 6.00%, 12/15/2010                                           1,173,840
                               TOTAL REAL ESTATE                                                              1,814,012
                           SPECIALTY RETAIL--0.5%
       1,000,000           Gap (The), Inc., Note, 6.90%, 9/15/2007                                            1,040,650
                           TELECOM SERVICES--0.1%
        200,000            BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009                         207,400
                           UTILITIES--1.1%
       2,000,000           Pacific Gas & Electric Co., 6.05%, 3/1/2034                                        2,171,980
                           WIRELESS TELECOMMUNICATION SERVICES--0.7%
       1,250,000           Nextel Communications, Inc., Sr. Note, 5.95%, 3/15/2014                            1,300,000
                               TOTAL CORPORATE BONDS
                           -----------------------------------------------------------------------
                               (IDENTIFIED COST $84,110,410)                                                 85,074,142

                           GOVERNMENT AGENCIES--5.4%
                           FERERAL HOME LOAN BANK SYSTEM--0.7%
        200,000       (2)  Bond, 4.00%, 1/19/2007                                                              199,274
       1,000,000           Bond, 4.00%, 6/13/2007                                                              993,120
        250,000            Bond, 5.20%, 4/30/2014                                                              247,573
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                           1,439,967
                           FEDERAL HOME LOAN MORTGAGE CORPORATION--2.0%
       2,000,000           Note, Series MTN, 2.85%, 6/3/2008                                                  1,925,260
        500,000            Sub. Note, 5.875%, 3/21/2011                                                        527,490
        400,000            Sub. Note, 6.25%, 3/5/2012                                                          410,024
       1,000,000           Unsecd. Note, 5.125%, 10/15/2008                                                   1,024,190
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   3,886,964
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.5%
        650,000            Note, 2.875%, 5/19/2008                                                             626,652
        500,000            Note, 5.50%, 3/15/2011                                                              526,065
       3,000,000           Note, 6.625%, 11/15/2010                                                           3,307,170
        400,000            Unsecd. Note, 7.125%, 3/15/2007                                                     418,500
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                    4,878,387
                           UNASSIGNED--0.2%
        500,000            Student Loan Marketing Association, 4.50%, 7/26/2010                                494,900
                               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $10,462,122)                       10,700,218

                           MORTGAGE BACKED SECURITIES--30.3%
                           FEDERAL HOME LOAN MORTGAGE CORPORATION--6.2%
        418,919            4.50%, 10/1/2033                                                                    402,950
       2,494,042           Pool C73469, 5.00%, 12/1/2032                                                      2,457,404
       2,156,554           Pool C01523, 5.00%, 3/1/2033                                                       2,123,537
        982,779            Pool B17616, 5.50%, 1/1/2020                                                       1,002,130
       3,104,375           Pool C79008, 5.50%, 5/1/2033                                                       3,120,860
        441,497            Pool E00560, 6.00%, 7/1/2013                                                        455,501
        626,885            Pool C01272, 6.00%, 12/1/2031                                                       640,796
        181,818            Pool C79603, 6.00%, 2/1/2033                                                        185,682
       1,717,678           Pool G01831, 6.00%, 5/1/2035                                                       1,753,647
         75,580            Pool C00478, 8.50%, 9/1/2026                                                        81,875
         3,751             Pool 170027, 14.75%, 3/1/2010                                                        4,110
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                  12,228,492
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--23.0%
       9,075,000      (3)  TBA, 5.00%, 9/1/2018                                                               9,086,343
       11,000,000     (3)  TBA, 5.00%, 9/1/2034                                                              10,807,500
       6,000,000      (3)  TBA, 5.50%, 9/1/2034                                                               6,016,860
       1,452,533           Pool 254759, 4.50%, 6/1/2018                                                       1,430,295
       2,767,565           Pool 695818, 5.00%, 4/1/2018                                                       2,777,085
        376,118            Pool 770924, 5.00%, 4/1/2034                                                        370,243
        728,765            Pool 782398, 5.00%, 6/1/2034                                                        717,382
        549,035            Pool 783934, 5.00%, 6/1/2034                                                        540,459
        903,456            Pool 255230, 5.00%, 6/1/2034                                                        889,344
        208,088            Pool 757709, 5.00%, 7/1/2034                                                        204,838
       2,270,076           Pool 357539, 5.50%, 5/1/2034                                                       2,280,019
        608,691            Pool 346537, 6.00%, 5/1/2011                                                        626,288
        787,111            Pool 535939, 6.00%, 5/1/2016                                                        812,818
        877,856            Pool 686398, 6.00%, 3/1/2033                                                        896,511
       1,148,283           Pool 688987, 6.00%, 5/1/2033                                                       1,172,684
       1,800,479           Pool C01672, 6.00%, 10/1/2033                                                      1,838,739
         79,566            Pool 398938, 6.50%, 10/1/2027                                                       82,400
         28,235            Pool 402255, 6.50%, 12/1/2027                                                       29,240
        118,526            Pool 398162, 6.50%, 1/1/2028                                                        122,860
        285,396            Pool 254007, 6.50%, 10/1/2031                                                       295,208
        664,972            Pool 638023, 6.50%, 4/1/2032                                                        687,834
        640,162            Pool 642345, 6.50%, 5/1/2032                                                        662,171
       1,369,158           Pool 651292, 6.50%, 7/1/2032                                                       1,415,792
       1,446,093           Pool 653729, 6.50%, 8/1/2032                                                       1,495,347
        227,850            Pool 329794, 7.00%, 2/1/2026                                                        240,240
         97,062            Pool 487065, 7.00%, 3/1/2029                                                        102,370
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                   45,600,870
                           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.1%
        455,125            Pool 503405, 6.50%, 4/15/2029                                                       476,175
        364,518            Pool 354765, 7.00%, 2/15/2024                                                       386,957
        219,327            Pool 385623, 7.00%, 5/15/2024                                                       232,829
        242,063            Pool 354827, 7.00%, 5/15/2024                                                       256,964
         94,279            Pool 2077, 7.00%, 9/20/2025                                                         99,670
         56,827            Pool 373335, 7.50%, 5/15/2022                                                       61,035
        200,240            Pool 354677, 7.50%, 10/15/2023                                                      214,820
         90,060            Pool 354713, 7.50%, 12/15/2023                                                      96,617
         40,858            Pool 360869, 7.50%, 5/15/2024                                                       43,808
        208,463            Pool 361843, 7.50%, 10/15/2024                                                      223,641
                               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                 2,092,516
                               TOTAL MORTGAGE BACKED SECURITIES
                           -----------------------------------------------------------------------
                               (IDENTIFIED COST $59,836,402)                                                 59,921,878

                           U.S. TREASURY--17.2%
                           U.S. TREASURY BOND--0.6%
       1,000,000           6.00%, 2/15/2026                                                                   1,190,630
                           U.S. TREASURY NOTES--16.6
        300,000       (2)  1.875%, 12/31/2005                                                                  297,855
        500,000            2.625%, 5/15/2008                                                                   481,485
       1,000,000           3.00%, 11/15/2007                                                                   978,280
         40,000            3.125%, 4/15/2009                                                                   38,662
       1,900,000           3.375%, 2/15/2008                                                                  1,870,018
       1,250,000           3.375%, 9/15/2009                                                                  1,214,838
       1,500,000           3.50%, 11/15/2006                                                                  1,492,035
       1,000,000           3.625%, 7/15/2009                                                                   981,870
       2,500,000           3.625%, 6/15/2010                                                                  2,446,100
       2,000,000           3.75%, 3/31/2007                                                                   1,992,500
       2,000,000           3.75%, 5/15/2008                                                                   1,984,380
       1,740,000           4.00%, 2/15/2015                                                                   1,701,128
       2,000,000           4.125%, 5/15/2015                                                                  1,975,000
        650,000            4.250%, 8/15/2013                                                                   651,222
       2,000,000           4.250%, 11/15/2013                                                                 2,001,240
        500,000            4.250%, 11/15/2014                                                                  498,830
        250,000            4.875%, 2/15/2012                                                                   260,118
       2,000,000           5.000%, 2/15/2011                                                                  2,085,000
        550,000            5.500%, 2/15/2008                                                                   569,679
        700,000            6.000%, 8/15/2009                                                                   748,566
        425,000            6.250%, 2/15/2007                                                                   439,807
        400,000            6.625%, 5/15/2007                                                                   418,124
       1,250,000      (2)  6.875%, 5/15/2006                                                                  1,279,200
       2,162,480           U. S. Treasury Note Inflation Protected Note, 3.000% 7/15/2012                     2,332,105
       3,284,550           U. S. Treasury Note Inflation Protected Note, (Series A-2012) 3.375%
                           1/15/2012                                                                          3,602,757
        601,675            U. S. Treasury Note Inflation Protected Note, 3.625%, 01/15/2008                    630,628
                               TOTAL U.S. TREASURY NOTES                                                     32,971,427
                               TOTAL U.S. TREASURY
                           -----------------------------------------------------------------------
                               (IDENTIFIED COST $33,406,708)                                                 34,162,057

                           MUTUAL FUNDS--0.0%
          117              SSGA Money Market Fund (AT NET ASSET VALUE)                                           117

                           REPURCHASE AGREEMENTS--1.3%
       2,504,990           Repurchase agreement with Credit Suisse First Boston LLC, 3.30%, dated
                           7/29/2005 to be repurchased at $2,505,679 on 8/1/2005, collateralized by  a U.S. Government Agency Obligation with a  maturity date  of
                           12/12/2005, collateral market value $2,558,930 (AT AMORTIZED COST)                 2,504,990
                               TOTAL INVESTMENTS -
                           110.0%
                           =======================================================================
                               (IDENTIFIED COST $216,475,312)(4)                                             218,241,035
                               OTHER ASSETS AND LIABILITIES - NET - (10.0)%                                 (19,757,111)
                               TOTAL NET ASSETS - 100%                                                 $     198,483,924

    1      Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $3,293,951 which represents 1.7% of total net assets.
    2      Securities held as collateral for dollar- roll transactions.
    3      All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the
           Fund for the quarter ended July 31, 2005, was as follows:
           ---------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Maximum amount outstanding during the period                           $40,410,102
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average amount outstanding during the period(1)                        $27,699,703
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average shares outstanding during the period                           18,681,722
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average debt per shares outstanding during the period                  $1.48
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------------------------------------------
           (1) The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended July 31, 2005.
    4      At July 31, 2005, the cost of investments for federal tax purposes amounts to $216,475,312. The net unrealized appreciation of investments for federal tax purposes was $1,765,723. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,642,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,876,406.

====================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.


      Investment Valuations
        Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


The following acronyms are used throughout this portfolio:

MTN               --Medium Term Note





MTB INTERMEDIATE-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal          Description
        Amount                                                                                                 Value

                          ASSET-BACKED SECURITIES--0.2%
 $      419,244      (1)  Ford Credit Auto Owner Trust 2002-B, Class A4, 4.75%, 8/15/2006              $       420,108
        90,649       (1)  Whole Auto Loan Trust 2002-1, Class A3, 2.60%, 8/15/2006                              90,623
                               TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $509,875)                        510,731

                          COLLATERALIZED MORTGAGE OBLIGATIONS--11.5%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--8.2%
        605,595      (1)  (Series 2672), Class GM, 4.00%, 3/15/2017                                            604,916
       1,505,482          (Series 2628C), Class QH, 4.00%, 12/15/2021                                         1,493,544
        28,155            (Series T045), Class A3, 4.105%, 10/27/2031                                           28,101
       6,710,704          (Series R001), Class AE, 4.375%, 4/15/2015                                          6,623,465
       2,262,864          (Series 2643), Class LA, 4.50%, 1/15/2011                                           2,264,968
       7,000,000          (Series 2872C), Class GB, 5.00%, 5/15/2028                                          7,044,030
        414,562      (1)  (Series 2672), Class NU, 5.00%, 8/15/2008                                            414,778
        205,382      (1)  (Series 1614), Class J, 6.25%, 11/15/2022                                            205,825
       1,350,916          (Series 1920), Class H, 7.00%, 1/15/2012                                            1,402,183
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   20,081,810
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
        363,344           (Series 1993-135), Class PG, 6.25%, 7/25/2008                                        367,708
       1,929,868          (Series 1993-160), Class AJ, 6.50%, 4/25/2023                                       1,966,169
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                    2,333,877
                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.8%
       1,950,471          (Series 0421A), Class PJ, 3.50%, 6/20/2025                                          1,924,042
                          WHOLE LOAN--1.6%
       3,756,839          Structured Adjustable Rate Mortgage Loan (Series 2004-9XS), 6.00%,
                          2/25/2035                                                                           3,822,321
                               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          -------------------------------------------------------------------------
                               (IDENTIFIED COST $28,449,653)                                                  28,162,050

                          CORPORATE BONDS--38.0%
                          AEROSPACE & DEFENSE--0.4%
        960,000           United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015                            956,774
                          AUTOMOBILES--0.8%
       1,500,000          DaimlerChrysler North America Holding Corp., 6.40%, 5/15/2006                       1,525,095
        500,000           DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                 496,635
                               TOTAL AUTOMOBILES                                                              2,021,730
                          BANKS--1.8%
       1,000,000     (1)  BankBoston Capital Trust III, Company Guarantee, 4.16%, 6/15/2027                    995,680
       1,330,000          PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009                                     1,398,987
       1,000,000     (1)  Suntrust Capital III, Company Guarantee, 4.06%, 3/15/2028                            974,390
       1,000,000          U.S. Bank, NA, Sub. Note, 6.30%, 7/15/2008                                          1,048,050
                               TOTAL BANKS                                                                    4,417,107
                          BANKS--FOREIGN--0.8%
       2,060,000     (1)  Merita Ltd., Sub. Note, 6.50%, 1/15/2006                                            2,081,465
                          BANKS--REGIONAL--1.0%
       1,320,000          Fleet National Bank, (Series BKNT), 5.75%, 1/15/2009                                1,369,592
       1,055,000          National City Bank, Indiana, Note, 2.375%, 8/15/2006                                1,035,873
                               TOTAL BANKS--REGIONAL                                                          2,405,465
                          CAPITAL MARKETS--2.9%
       1,500,000          Bear Stearns Cos., Inc., 6.50%, 5/1/2006                                            1,525,395
        500,000           Bear Stearns Cos., Inc., Note, 4.55%, 6/23/2010                                      496,060
        835,000           Bear Stearns Cos., Inc., Sr. Note, 7.25%, 10/15/2006                                 865,878
       2,000,000          Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                             2,136,220
        670,000           Lehman Brothers Holdings, Inc., 6.25%, 5/15/2006                                     680,968
        500,000           Morgan Stanley, Bond, 5.80%, 4/1/2007                                                510,700
       1,000,000          Morgan Stanley, Sub. Note, 4.75%, 4/1/2014                                           974,480
                               TOTAL CAPITAL MARKETS                                                          7,189,701
                          COMMERCIAL BANKS--2.9%
       1,580,000          KeyCorp, 2.75%, 2/27/2007                                                           1,543,423
       1,000,000          SunTrust Banks, Inc., Sub. Note, 7.375%, 7/1/2006                                   1,031,150
       1,500,000          Wachovia Corp., Bond, 5.50%, 8/1/2035                                               1,500,195
       3,000,000          Wachovia Corp., Sub. Note, 7.50%, 7/15/2006                                         3,087,660
                               TOTAL COMMERCIAL BANKS                                                         7,162,428
                          CONSUMER FINANCE--5.5%
       1,000,000     (1)  American Express Co., 6.875%, 11/1/2005                                             1,007,450
       2,000,000          Capital One Bank, Note, 5.00%, 6/15/2009                                            2,016,540
       1,000,000     (1)  Countrywide Home Loans, Inc., Company Guarantee, (Series M), 3.518%,
                          11/16/2007                                                                          1,000,480
       2,000,000     (1)  Countrywide Home Loans, Inc., Company Guarantee, (Series MTNM), 3.463%,
                          8/25/2006                                                                           2,002,780
       1,000,000     (1)  Countrywide Home Loans, Inc., Note, (Series K), 3.50%, 12/19/2005                    998,570
       1,295,000     (1)  Household Finance Corp., Note, 6.50%, 1/24/2006                                     1,310,488
       1,500,000          MBNA America Bank, NA, Sr. Note, (Series BKNT), 6.50%, 6/20/2006                    1,526,535
        500,000      (2)  Residential Capital Corp., 6.375%, 6/30/2010                                         508,865
        250,000           Residential Capital Corp., Unsecd. Note, 6.875%, 6/30/2010                           262,188
       3,000,000     (1)  SLM Corp., Note, (Series A), 3.73%, 1/25/2008                                       3,006,720
                               TOTAL CONSUMER FINANCE                                                         13,640,616
                          CONSUMER PRODUCTS/GOODS--0.7%
       1,800,000          Unilever Capital Corp., 6.875%, 11/1/2005                                           1,813,950
                          DIVERSIFIED FINANCIAL SERVICES--4.2%
       2,000,000          CIT Group, Inc., Note, 3.65%, 11/23/2007                                            1,962,080
       1,000,000          General Electric Capital Corp., Note, (Series A), 3.39%, 3/4/2008                   1,000,300
       1,800,000          International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013                   1,891,854
       1,400,000          J.P. Morgan Chase & Co., Note, 7.60%, 5/1/2007                                      1,475,334
       2,000,000     (1)  J.P. Morgan Chase & Co., Unsecd. Note, 4.44%, 9/30/2034                             1,997,180
       1,000,000          National Rural Utilities Cooperative Finance Corp., Collateral Trust,
                          6.00%, 5/15/2006                                                                    1,014,310
       1,000,000          National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC),
                          6.50%, 3/1/2007                                                                     1,032,180
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                           10,373,238
                          DIVERSIFIED MANUFACTURING--0.5%
       1,250,000          Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013                   1,337,475
                          ELECTRIC UTILITIES--2.5%
       1,000,000     (1)  Alabama Power Co., Sr. Note, 5.49%, 11/1/2005                                       1,003,860
       1,250,000          CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015                     1,385,787
       1,250,000          Columbus Southern Power, Note, 6.51%, 2/1/2008                                      1,311,775
       1,000,000          Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035                            962,180
       1,000,000          Niagara Mohawk Power Corp., 1st Mtg. Bond, 7.75%, 5/15/2006                         1,026,780
        400,000           Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                         386,744
                               TOTAL ELECTRIC UTILITIES                                                       6,077,126
                          ENERGY EQUIPMENT & SERVICES--0.9%
       1,000,000          Anderson Exploration Ltd., 6.75%, 3/15/2011                                         1,082,030
       1,000,000          National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                     1,035,660
                               TOTAL ENERGY EQUIPMENT & SERVICES                                              2,117,690
                          ENERGY REFINER--0.6%
       1,275,000          Premcor Refining Group, Sr. Sub. Note, 7.75%, 2/1/2012                              1,389,750
                          FOOD PRODUCTS--1.1%
       1,140,000     (1)  ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005                                         1,159,346
       1,500,000          Kraft Foods, Inc., Note, 4.125%, 11/12/2009                                         1,468,875
                               TOTAL FOOD PRODUCTS                                                            2,628,221
                          GAS UTILITIES--0.3%
        730,000           Consolidated Natural Gas Co., Sr. Note, (Series B), 5.375%, 11/1/2006                737,723
                          HOTELS, RESTAURANTS & LEISURE--0.6%
       1,500,000          Tricon Global Restaurants, Inc., Sr. Note, 8.50%, 4/15/2006                         1,543,575
                          HOUSEHOLD DURABLES--0.2%
        500,000      (1)  Pulte Corp., Company Guarantee, 7.30%, 10/24/2005                                    503,455
                          IT SERVICES--0.5%
       1,250,000          Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                            1,196,875
                          MACHINERY--0.4%
       1,000,000          Ingersoll-Rand Co., Note, 6.25%, 5/15/2006                                          1,016,370
                          MEDIA--2.6%
       1,600,000          Comcast Cable Communications Holdings, Company Guarantee, 8.375%,
                          3/15/2013                                                                           1,926,016
       1,515,000          Cox Communications, Inc., 7.75%, 8/15/2006                                          1,564,950
        795,000           Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018                              900,989
       2,000,000          Walt Disney Co., Note, (Series MTN), 5.50%, 12/29/2006                              2,028,780
                               TOTAL MEDIA                                                                    6,420,735
                          OIL GAS & CONSUMABLE FUELS--3.0%
       1,250,000          Amerada-Hess Corp., 7.875%, 10/1/2029                                               1,574,225
       1,200,000          Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                1,258,500
        990,000           ChevronTexaco Corp., Note, 3.50%, 9/17/2007                                          976,021
       1,250,000          Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013                              1,290,738
        580,000      (1)  Oryx Energy Co., Sr. Note, 8.125%, 10/15/2005                                        584,594
       1,500,000          Valero Energy Corp., 6.875%, 4/15/2012                                              1,656,540
                               TOTAL OIL GAS & CONSUMABLE FUELS                                               7,340,618
                          REAL ESTATE--0.5%
       1,135,000          iStar Financial, Inc., 6.00%, 12/15/2010                                            1,173,840
                          ROAD & RAIL--0.5%
       1,135,000          Caliber System, Inc., Note, 7.80%, 8/1/2006                                         1,173,317
                          TELECOM SERVICES--0.4%
       1,000,000          Pacific Bell, Sr. Note, 6.875%, 8/15/2006                                           1,025,460
                          THRIFTS & MORTGAGE FINANCE--1.0%
       1,500,000          Washington Mutual Bank FA, 5.125%, 1/15/2015                                        1,490,895
       1,000,000          Washington Mutual Bank FA, 7.50%, 8/15/2006                                         1,032,110
                               TOTAL THRIFTS & MORTGAGE FINANCE                                               2,523,005
                          UTILITIES--0.9%
       2,000,000          Pacific Gas & Electric Co., 6.05%, 3/1/2034                                         2,171,980
                          WIRELESS TELECOMMUNICATION SERVICES--0.5%
       1,250,000          Nextel Communications, Inc., Sr. Note, 5.95%, 3/15/2014                             1,300,000
                               TOTAL CORPORATE BONDS (IDENTIFIED COST $93,429,766)                            93,739,689

                          GOVERNMENT AGENCIES--11.8%
                          FEDERAL HOME LOAN BANK SYSTEM--1.2%
       3,000,000          Bond, 4.00%, 6/13/2007                                                              2,979,360
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--7.9%
       2,148,926     (1)  4.00%, 9/15/2019                                                                    2,140,653
       1,500,000          Note, 3.25%, 3/14/2008                                                              1,454,670
       3,000,000          Note, 3.875%, 6/15/2008                                                             2,972,910
      11,000,000          Note, 5.125%, 7/15/2012                                                             11,432,740
       1,500,000          Note, (Series MTN), 2.85%, 6/3/2008                                                 1,443,945
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   19,444,918
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.9%
       1,190,000          Note, 6.00%, 5/15/2008                                                              1,244,169
       1,500,000          Sub. Note, 5.50%, 5/2/2006                                                          1,517,925
       1,000,000          Unsecd. Note, 3.25%, 12/21/2006                                                      987,920
        920,000           Unsecd. Note, 3.375%, 5/15/2007                                                      904,553
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                    4,654,567
                          TENNESSEE VALLEY AUTHORITY-- 0.8%
       2,050,000     (1)   2.15%, 2/17/2006                                                                   2,032,247
                               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $29,618,043)                        29,111,092

                          MORTGAGE BACKED SECURITIES--28.3%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--4.0%
       1,446,231          4.00%, 9/15/2010                                                                    1,419,794
       1,352,390          Pool G11311, 5.00%, 10/1/2017                                                       1,358,313
       1,462,753          Pool E92817, 5.00%, 12/1/2017                                                       1,467,785
         7,939            Pool E76204, 5.50%, 4/1/2014                                                          8,108
        268,302           Pool E83022, 6.00%, 4/1/2016                                                         276,979
        379,425           Pool A18401, 6.00%, 2/1/2034                                                         387,370
       3,053,650          Pool G01831, 6.00%, 5/1/2035                                                        3,117,594
        321,499           Pool G10399, 6.50%, 7/1/2009                                                         329,051
        492,414           Pool C90504, 6.50%, 12/1/2021                                                        511,648
        995,240      (1)  Pool C90293, 7.50%, 9/1/2019                                                        1,069,883
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   9,946,525
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--23.4%
      10,300,000     (3)  TBA, 5.00%, 9/1/2018                                                                10,312,875
      17,000,000     (3)  TBA, 5.00%, 9/1/2034                                                                16,702,500
       6,000,000     (3)  TBA, 5.50%, 9/1/2019                                                                6,110,640
      14,000,000     (3)  TBA, 5.50%, 9/1/2034                                                                14,039,340
        492,279           Pool 254227, 5.00%, 2/1/2009                                                         498,280
        530,070           Pool 254400, 5.50%, 7/1/2009                                                         537,443
        979,072           Pool 619054, 5.50%, 2/1/2017                                                         998,957
        257,122           Pool 303831, 6.00%, 4/1/2011                                                         264,556
        75,499            Pool 196701, 6.50%, 5/1/2008                                                          77,317
        189,357           Pool 50905, 6.50%, 10/1/2008                                                         194,180
        93,693            Pool 424286, 6.50%, 6/1/2013                                                          97,279
        33,811            Pool 561915, 6.50%, 11/1/2030                                                         34,994
       6,408,415          Pool 725418, 6.50%, 5/1/2034                                                        6,626,686
        258,248           Pool 313224, 7.00%, 12/1/2011                                                        268,779
        653,504           Pool 254240, 7.00%, 3/1/2032                                                         687,611
        131,501           Pool 526062, 7.50%, 12/1/2029                                                        140,296
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                    57,591,733
                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.9%
        738,367           Pool 780825, 6.50%, 7/15/2028                                                        774,363
        658,393           Pool 2701, 6.50%, 1/20/2029                                                          688,429
        381,136           Pool 2616, 7.00%, 7/20/2028                                                          402,216
        52,054            Pool 426727, 7.00%, 2/15/2029                                                         55,079
        327,218           Pool 781231, 7.00%, 12/15/2030                                                       346,952
                               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                 2,267,039
                               TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $70,149,288)                 69,805,297

                          U.S. TREASURY--11.8%
                          U.S. TREASURY BONDS--3.2%
        500,000           5.250%, 11/15/2028                                                                   550,470
       3,150,000          5.375%, 2/15/2031                                                                   3,578,684
       2,000,000          5.500%, 8/15/2028                                                                   2,270,940
       1,000,000          10.625%, 8/15/2015                                                                  1,510,940
                               TOTAL U.S. TREASURY BONDS                                                      7,911,034
                          U.S. TREASURY NOTES--8.6%
       1,300,000          3.500%, 2/15/2010                                                                   1,265,667
       3,740,000          4.000%, 3/15/2010                                                                   3,717,784
       1,000,000          4.000%, 4/15/2010                                                                    993,750
       5,000,000          4.000%, 11/15/2012                                                                  4,946,850
       2,121,000          4.000%, 2/15/2015                                                                   2,073,617
       1,500,000          4.125%, 5/15/2015                                                                   1,481,250
        125,000           4.250%, 11/15/2014                                                                   124,708
        80,000            4.750%, 11/15/2008                                                                    81,638
       1,130,000          4.750%, 5/15/2014                                                                   1,170,262
        320,000           6.125%, 8/15/2007                                                                    333,200
        175,000           6.625%, 5/15/2007                                                                    182,929
        627,120           U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012                            676,311
       2,233,980          U.S. Treasury Inflation Protected Note, (Series A-2011), 3.500%,
                          1/15/2011                                                                           2,433,631
       1,091,566          U.S. Treasury Inflation Protected Note, (Series A-2012), 3.375%,
                          1/15/2012                                                                           1,197,317
        509,065           U.S. Treasury Inflation Protected Note, (Series A-2015), 1.625%,
                          1/15/2015                                                                            497,850
                               TOTAL U.S. TREASURY NOTES                                                      21,176,764
                               TOTAL U.S. TREASURY
                          -------------------------------------------------------------------------
                               (IDENTIFIED COST $28,578,827)                                                  29,087,798

                          MUTUAL FUND--0.0%
          49              SSGA Money Market Fund (AT NET ASSET VALUE)                                             49

                          REPURCHASE AGREEMENT--6.0%
      14,902,373          Repurchase Agreement with Credit Suisse First Boston LLC, 3.30%, dated
                          7/29/2005 to be repurchased at $14,906,471 on 8/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 12/12/2005, collateral market value $15,200,732
                          -------------------------------------------------------------------------
                          (AT AMORTIZED COST)                                                                 14,902,373
                               TOTAL INVESTMENTS -
                          107.6%
                          =========================================================================
                               (IDENTIFIED COST $265,637,874)(4)                                       $     265,319,079
                               OTHER ASSETS AND LIABILITIES - NET - (7.6)%                             $     (18,812,027)
                               TOTAL NET ASSETS - 100%                                                 $     246,507,052
    1      Securities held as collateral for dollar-roll transactions.
    2      Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $ 508,865 which represents 0.2% of total net assets.
    3      All or a portion of these securities may be subject to dollar roll transactions.
           Information                                     regarding dollar roll
                                                           transactions for the
                                                           Fund for the quarter
                                                           ended July 31, 2005,
                                                           was as follows:
              Maximum amount outstanding during the period                           $47,734,569
           --------------------------------------------------- --- -------------------------------------------------
           --------------------------------------------------- --- -------------------------------------------------
             Average amount outstanding during the perioda                           $45,409,450
           --------------------------------------------------- --- -------------------------------------------------
           --------------------------------------------------- --- -------------------------------------------------
              Average shares outstanding during the period                            24,843,895
           --------------------------------------------------- --- -------------------------------------------------
           --------------------------------------------------- --- -------------------------------------------------
             Average debt per shares outstanding during the                             $1.83
                                 period
           --------------------------------------------------- --- -------------------------------------------------
           ---------------------------------------------------------------------------------------------------------
           a The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended July 31, 2005.
    4      The cost of investments for federal tax purposes amounts to
           $267,060,927. The net unrealized depreciation of investments for federal tax purposes was $1,741,848. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,679,038 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,420,886.

===================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation - Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flow to be generated by the security. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

MTN               --Medium Term Note
TBA               --To Be Announced




MTB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                                                                            Value in U.S.
          Shares                                                                                               Dollars

                            COMMON STOCKS--98.2%
                            AUSTRALIA--3.3%
          60,055            Australia & New Zealand Banking Group, Melbourne                           $       971,989
          48,592            National Australia Bank Ltd., Melbourne                                           1,147,513
         126,487            QBE Insurance Group Ltd.                                                          1,614,428
         316,796            Qantas Airways                                                                     793,682
                                 TOTAL AUSTRALIA                                                              4,527,612
                            AUSTRIA--1.1%
          72,963            Telekom Austria AG                                                                1,470,006
                            BELGIUM--1.7%
          32,245            Fortis                                                                             941,264
          11,173            KBC Groupe                                                                         888,890
          5,511             Solvay S.A.                                                                        594,612
                                 TOTAL BELGIUM                                                                2,424,766
                            DENMARK--0.3%
            40              A.P. Moller-Maersk                                                                 389,078
                            FINLAND--2.5%
         131,575            Nokia Oyj                                                                         2,098,471
          68,400            UPM - Kymmene Oyj                                                                 1,326,716
                                 TOTAL FINLAND                                                                3,425,187
                            FRANCE--9.6%
          20,114            BNP Paribas SA                                                                    1,450,546
          4,002             Christian Dior                                                                     326,384
          79,127            France Telecommunications                                                         2,436,478
          7,784             LVMH Moet-Hennessy                                                                 645,256
          28,791            Sanofi-Aventis                                                                    2,486,360
          19,985            Total SA, Class B                                                                 4,995,451
          7,224             Unibail (Union du Credit-Bail Immobilier)                                          997,253
                                 TOTAL FRANCE                                                                13,337,728
                            GERMANY, FEDERAL REPUBLIC OF--5.7%
          15,972            Bayerische Motoren Werke AG                                                        747,627
          23,511            Deutsche Postbank AG                                                              1,218,157
          73,841            Deutsche Telekom AG, Class REG                                                    1,463,931
          21,450            E.On AG                                                                           1,985,825
          10,996            Fresenius Medical Care AG                                                          959,849
          10,899            Hannover Rueckversicherung AG                                                      411,394
          18,250            Metro AG                                                                           915,418
          7,974        (1)  Premiere AG                                                                        272,719
                                 TOTAL GERMANY, FEDERAL REPUBLIC OF                                           7,974,920
                            HONG KONG--1.8%
          98,500            Esprit Holdings Ltd.                                                               731,513
         428,000       (1)  Hutchison Telecom International Ltd.                                               489,475
          73,000            Sun Hung Kai Properties                                                            752,326
         150,500            Yue Yuen Industrial Holdings                                                       473,973
                                 TOTAL HONG KONG                                                              2,447,287
                            IRELAND--2.9%
         164,566            Bank of Ireland                                                                   2,737,381
          44,675            CRH PLC                                                                           1,263,792
                                 TOTAL IRELAND                                                                4,001,173
                            ITALY--2.1%
          44,212            ENI SpA                                                                           1,253,781
         319,549            Unicredito Italiano SpA                                                           1,689,158
                                 TOTAL ITALY                                                                  2,942,939
                            JAPAN--20.4%
          44,000            AEON Co. Ltd.                                                                      710,394
          59,100            Asahi Breweries                                                                    664,175
         170,000            Bank of Yokohama Ltd.                                                              958,931
          38,000            Bridgestone Corp.                                                                  738,130
          31,200            Canon, Inc.                                                                       1,534,289
           200              East Japan Railway Co.                                                             978,491
          7,100             Fast Retailing Co. Ltd.                                                            416,091
          6,600             Funai Electric Co. Ltd.                                                            633,627
          18,700            Honda Motor Co. Ltd.                                                               963,702
           155              KDDI Corp.                                                                         747,054
          42,000            Kao Corp.                                                                          959,762
          8,600             Meitec Corp.                                                                       260,545
          77,400            Mitsubishi Corp.                                                                  1,105,147
          76,000            Mitsui Fudosan Co.                                                                 861,207
          80,000            Mitsui Sumitomo                                                                    706,624
          13,400            Murata Manufacturing Co. Ltd.                                                      647,909
          6,800             NEC Electronics Corp.                                                              236,659
          27,600            NOK Corp.                                                                          696,395
           932              NTT DoCoMo, Inc.                                                                  1,441,701
           147              Nippon Paper Group                                                                 524,063
         148,500            Nissan Motor Co. Ltd.                                                             1,541,948
          23,000            Nitto Denko Corp.                                                                 1,258,471
          44,200            Nomura Holdings, Inc.                                                              523,340
          76,000            Ntn Corp.                                                                          427,751
          15,300            Rohm Co.                                                                          1,387,366
           211              SKY Perfect Communications, Inc.                                                   153,418
          88,000            Sekisui House Ltd.                                                                 884,120
          29,300            Shin-Etsu Chemical Co.                                                            1,109,776
         119,000            Sompo Japan Insurance, Inc.                                                       1,123,350
           190              Sumitomo Mitsui Financial Group, Inc.                                             1,251,870
         104,000            Sumitomo Trust & Banking Co. Ltd.                                                  640,781
          10,820            Takefuji Corp.                                                                     700,477
         231,000            Tokyo Gas Co.                                                                      840,210
          3,400             Yamaha Corp.                                                                       54,702
          57,900            Yokogawa Electric                                                                  715,413
                                 TOTAL JAPAN                                                                 28,397,889
                            NETHERLANDS--7.4%
         132,474            ABN AMRO Holdings NV                                                              3,305,700
          60,558       (1)  ASM Lithography Holding NV                                                        1,058,063
         108,149            Koninklijke KPN NV                                                                 939,702
          31,047            Philips Electronics NV                                                             840,426
          61,843            Reed Elsevier NV                                                                   840,840
          70,417            TNT NV                                                                            1,790,085
          51,333            VNU - Verenigde Nederlandse Uitgeversbedrijven                                    1,470,847
                                 TOTAL NETHERLANDS                                                           10,245,663
                            NORWAY--0.6%
         103,400            Telenor ASA                                                                        890,892
                            SINGAPORE--0.5%
          66,000            DBS Group Holdings Ltd.                                                            637,670
                            SPAIN--0.8%
          40,499            Repsol YPF SA                                                                     1,131,502
                            SWEDEN--1.1%
          39,300            Electrolux AB, Class B                                                             881,537
          17,800            Sandvik AB                                                                         710,128
                                 TOTAL SWEDEN                                                                 1,591,665
                            SWITZERLAND--10.9%
          7,581        (1)  Actelion Ltd.                                                                      813,047
          20,366            Adecco SA                                                                         1,016,170
          81,272            Credit Suisse Group                                                               3,394,839
          19,271            Holcim Ltd.                                                                       1,189,266
          4,991             Nestle SA                                                                         1,367,779
          36,013            Novartis AG                                                                       1,749,392
          22,430            Roche Holding AG                                                                  3,045,240
            73              Serono SA                                                                          49,032
          3,106             Straumann Holding AG                                                               665,798
          29,308            Swiss Re                                                                          1,861,447
                                 TOTAL SWITZERLAND                                                           15,152,010
                            UNITED KINGDOM--25.5%
          16,498            AstraZeneca PLC                                                                    746,377
         390,890            BP PLC                                                                            4,304,077
          57,486            Balfour Beatty PLC                                                                 351,791
         269,090            Barclays PLC                                                                      2,627,584
          54,445            Collins Stewart Tullett PLC                                                        477,788
         164,356            Diageo PLC                                                                        2,265,261
         125,860            Electrocomponents PLC                                                              554,944
         102,448            Gallaher Group PLC                                                                1,465,580
          50,430            Great Universal Stores PLC                                                         800,385
          70,953            HBOS PLC                                                                          1,077,897
         189,403            ITV PLC                                                                            399,415
         130,212            Kesa Electricals PLC                                                               578,438
         287,365            Kingfisher PLC                                                                    1,296,878
         699,627       (1)  O2 PLC                                                                            1,709,132
         255,461            Prudential PLC                                                                    2,401,238
         137,025            Rentokil Initial PLC                                                               374,161
         116,821            Royal Bank of Scotland PLC, Edinburgh                                             3,471,024
          42,344            Scottish & Southern Energy PLC                                                     726,924
         164,883            Taylor Nelson                                                                      579,595
         444,978            Tesco PLC                                                                         2,540,815
        2,073,555           Vodafone Group PLC                                                                5,328,365
          63,233            WPP Group PLC                                                                      668,695
          37,101            Wolseley PLC                                                                       771,062
                                 TOTAL UNITED KINGDOM                                                        35,517,426
                                 TOTAL COMMON STOCKS (IDENTIFIED COST $114,968,196)                          136,505,413
                       (2)  MUTUAL FUND--0.8%
        1,168,133           MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)            1,168,133
                                 TOTAL INVESTMENTS--99.0%
                            ======================================================================
                                  (IDENTIFIED COST $116,136,329)(3)                                    $     137,673,546
                                 OTHER ASSETS AND LIABILITIES---NET--1.0%                               $      1,362,871
                                 TOTAL NET ASSETS--100%                                                 $     139,036,417

====================================================================================================================================

1          Non-income producing.
2          Affiliated company.
3          At July 31, 2005, the cost of investments for federal tax purposes was $116,136,329. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $21,537,217. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,413,242 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,876,025.

Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2005.


  Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






MTB LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Shares             Description                                                                         Value

                            COMMON STOCKS--99.2%
                            AEROSPACE & DEFENSE--1.1%
         12,000             United Technologies Corp.                                                   $      608,400
                            AIR FREIGHT & LOGISTICS--1.8%
         13,500             United Parcel Service, Inc.                                                        985,095
                            BEVERAGES--3.8%
         15,000             Coca-Cola Co.                                                                      656,400
         26,000             PepsiCo, Inc.                                                                     1,417,780
                                 TOTAL BEVERAGES                                                              2,074,180
                            BIOTECHNOLOGY--4.1%
         20,000       (1)   Amgen, Inc.                                                                       1,595,000
         14,000       (1)   Gilead Sciences, Inc.                                                              627,340
                                 TOTAL BIOTECHNOLOGY                                                          2,222,340
                            CAPITAL MARKETS--1.1%
         5,500              Lehman Brothers Holdings, Inc.                                                     578,215
                            CHEMICALS--0.8%
         9,000              Dow Chemical Co.                                                                   431,550
                            COMMUNICATIONS EQUIPMENT--7.1%
         65,000       (1)   Cisco Systems, Inc.                                                               1,244,750
         35,000       (1)   Corning, Inc.                                                                      666,750
         12,500             Harris Corp.                                                                       463,375
         33,000             Motorola, Inc.                                                                     698,940
         20,000             Qualcomm, Inc.                                                                     789,800
                                 TOTAL COMMUNICATIONS EQUIPMENT                                               3,863,615
                            COMPUTERS & PERIPHERALS--5.1%
         25,000       (1)   Dell, Inc.                                                                        1,011,750
         35,000       (1)   EMC Corp. Mass                                                                     479,150
         15,300             IBM Corp.                                                                         1,276,938
                                 TOTAL COMPUTERS & PERIPHERALS                                                2,767,838
                            CONSUMER FINANCE--1.0%
         6,700              Capital One Financial Corp.                                                        552,750
                            ELECTRICAL EQUIPMENT--1.0%
         10,500             Rockwell Automation, Inc.                                                          540,855
                            ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
         17,000       (1)   Jabil Circuit, Inc.                                                                530,230
                            ENERGY EQUIPMENT & SERVICES--4.4%
         11,000             ENSCO International, Inc.                                                          444,180
         11,500       (1)   Nabors Industries Ltd.                                                             752,675
         5,000              Schlumberger Ltd.                                                                  418,700
         12,000       (1)   Weatherford International Ltd.                                                     759,360
                                 TOTAL ENERGY EQUIPMENT & SERVICES                                            2,374,915
                            FOOD & STAPLES RETAILING--3.7%
         14,000             Sysco Corp.                                                                        504,840
         31,000             Wal-Mart Stores, Inc.                                                             1,529,850
                                 TOTAL FOOD & STAPLES RETAILING                                               2,034,690
                            FOOD PRODUCTS--1.6%
         8,500              General Mills, Inc.                                                                402,900
         14,000             McCormick & Co., Inc.                                                              486,920
                                 TOTAL FOOD PRODUCTS                                                           889,820
                            HEALTHCARE EQUIPMENT & SUPPLIES--4.7%
         16,000       (1)   Boston Scientific Corp.                                                            463,200
         14,600       (1)   Edwards Lifesciences Corp.                                                         669,702
         5,000        (1)   Kinetic Concepts, Inc.                                                             299,850
         13,000             Medtronic, Inc.                                                                    701,220
         5,000        (1)   Zimmer Holdings, Inc.                                                              411,800
                                 TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                        2,545,772
                            HEALTHCARE PROVIDERS & SERVICES--2.3%
         12,000       (1)   Express Scripts, Inc., Class A                                                     627,600
         8,500        (1)   PacifiCare Health Systems, Inc.                                                    647,700
                                 TOTAL HEALTHCARE PROVIDERS & SERVICES                                        1,275,300
                            HOTELS RESTAURANTS & LEISURE--0.8%
         8,900              Outback Steakhouse, Inc.                                                           414,562
                            HOUSEHOLD PRODUCTS--3.8%
         10,500             Colgate-Palmolive Co.                                                              555,870
         27,000             Procter & Gamble Co.                                                              1,502,010
                                 TOTAL HOUSEHOLD PRODUCTS                                                     2,057,880
                            INDUSTRIAL CONGLOMERATES--8.2%
         12,700             3M Co.                                                                             952,500
        102,000             General Electric Co.                                                              3,519,000
                                 TOTAL INDUSTRIAL CONGLOMERATES                                               4,471,500
                            INTERNET & CATALOG RETAIL--1.0%
         12,400       (1)   eBay, Inc.                                                                         518,072
                            INTERNET SOFTWARE & SERVICES--1.1%
         22,000       (1)   Verisign, Inc.                                                                     578,820
                            MACHINERY--1.9%
         9,000              Caterpillar, Inc.                                                                  485,190
         15,000             Graco, Inc.                                                                        573,450
                                 TOTAL MACHINERY                                                              1,058,640
                            MEDIA--1.0%
         18,000       (1)   Comcast Corp., Class A                                                             553,140
                            METALS & MINING--0.3%
         1,500              Fording Canadian Coal Trust                                                        152,640
                            MULTILINE RETAIL--1.5%
         13,650             Target Corp.                                                                       801,937
                            OIL GAS & CONSUMABLE FUELS--6.0%
         55,400             Exxon Mobil Corp.                                                                 3,254,750
                            PERSONAL PRODUCTS--2.6%
         14,000             Estee Lauder Cos., Inc., Class A                                                   547,960
         16,500             Gillette Co.                                                                       885,555
                                 TOTAL PERSONAL PRODUCTS                                                      1,433,515
                            PHARMACEUTICALS--8.8%
         17,000             Abbott Laboratories                                                                792,710
         27,500             Johnson & Johnson                                                                 1,758,900
         13,000             Lilly (Eli) & Co.                                                                  732,160
         25,500             Pfizer, Inc.                                                                       675,750
         18,000             Wyeth                                                                              823,500
                                 TOTAL PHARMACEUTICALS                                                        4,783,020
                            SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.2%
         70,000             Intel Corp.                                                                       1,899,800
         9,000        (1)    International Rectifier Corp.                                                     423,450
         15,000             Texas Instruments, Inc.                                                            476,400
                                 TOTAL SIMICONDUCTOR EQUIPMENT & PRODUCTS                                     2,799,650
                            SOFTWARE--6.2%
         6,800        (1)   Electronic Arts, Inc.                                                              391,680
         95,000             Microsoft Corp.                                                                   2,432,950
         40,000       (1)   Oracle Corp.                                                                       543,200
                                 TOTAL SOFTWARE                                                               3,367,830
                            SPECIALTY RETAIL--4.0%
         27,000             Home Depot, Inc.                                                                  1,174,770
         7,350              Lowe's Cos., Inc.                                                                  486,717
         18,000             PetSmart, Inc.                                                                     535,500
                                 TOTAL SPECIALTY RETAIL                                                       2,196,987
                            TOBACCO--1.9%
         15,500             Altria Group, Inc.                                                                1,037,880
                            WIRELESS TELECOMMUNICATION SERVICES--0.3%
         4,200        (1)   Nextel Communications, Inc., Class A                                               146,160
                                 TOTAL COMMON STOCKS (IDENTIFIED COST $50,060,377)                           53,902,548

                            MUTUAL FUNDS--0.3%
        151,722       (2)   MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)             151,722
                                 TOTAL INVESTMENTS -99.5%
                            =======================================================================
                                 (IDENTIFIED COST $50,212,099)(3)                                            54,054,270
                                 OTHER ASSETS LIABILITIES -- NET -0.5%                                         240,481
                                 TOTAL NET ASSETS -100%                                                 $    54,294,751

====================================================================================================================================

        1  Non-income producing security.
        2  Affiliated company.
        3 The cost of investments for federal tax purposes amounts to $50,212,099. The net unrealized appreciation of investments for federal tax purposes was $3,842,172. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,985,620 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,143,448.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

  Investment Valuations - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





MTB LARGE CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Shares            Description                                                                          Value
                           COMMON STOCKS - 98.8%
                           AEROSPACE & DEFENSE--1.3%
         90,359            Lockheed Martin Corp.                                                      $       5,638,402
                           AIR FREIGHT & LOGISTICS--1.2%
         69,795            United Parcel Service, Inc.                                                        5,092,941
                           BEVERAGES--2.1%
        103,900            Coca-Cola Co.                                                                      4,546,664
         76,623            PepsiCo, Inc.                                                                      4,178,252
                               TOTAL BEVERAGES                                                                8,724,916
                           BIOTECHNOLOGY--1.9%
         99,568      (1)    Amgen, Inc.                                                                       7,940,548
                           BUILDING PRODUCTS--1.3%
        167,325            Masco Corp.                                                                        5,673,991
                           CAPITAL MARKETS--2.9%
        110,989            Bank of New York Co., Inc.                                                         3,416,241
         44,650            Lehman Brothers Holdings, Inc.                                                     4,694,055
         78,700            Morgan Stanley                                                                     4,175,035
                               TOTAL CAPITAL MARKETS                                                         12,285,331
                           COMMERCIAL BANKS--3.5%
        247,456            Bank of America Corp.                                                             10,789,081
         59,400            Zions Bancorp                                                                      4,245,912
                               TOTAL COMMERCIAL BANKS                                                        15,034,993
                           COMMUNICATIONS EQUIPMENT--3.4%
        230,308      (1)    Cisco Systems, Inc.                                                               4,410,398
        133,950            Harris Corp.                                                                       4,965,527
        122,950            Qualcomm, Inc.                                                                     4,855,296
                               TOTAL COMMUNICATIONS EQUIPMENT                                                14,231,221
                           COMPUTERS & PERIPHERALS--3.4%
        190,327      (1)    Dell, Inc.                                                                        7,702,534
         82,803            IBM Corp.                                                                          6,910,738
                               TOTAL COMPUTERS & PERIPHERALS                                                 14,613,272
                           CONSUMER FINANCE--1.2%
         61,690            Capital One Financial Corp.                                                        5,089,425
                           CONTAINERS & PACKAGING--1.0%
        191,600      (1)    Pactiv Corp.                                                                      4,219,032
                           DIVERSIFIED CONSUMER SERVICES--1.3%
        118,650      (1)    Laureate Education, Inc.                                                          5,374,845
                           DIVERSIFIED FINANCIAL SERVICES--4.6%
        123,287            CIT Group, Inc.                                                                    5,441,888
        322,543            Citigroup, Inc.                                                                   14,030,621
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                          19,472,509
                           DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
         53,439            Verizon Communications                                                             1,829,217
                           ELECTRICAL EQUIPMENT--1.6%
        131,500            Rockwell Automation, Inc.                                                          6,773,565
                           ENERGY EQUIPMENT & SERVICES--2.1%
        131,400            ENSCO International, Inc.                                                          5,305,932
         55,458      (1)    Nabors Industries Ltd.                                                            3,629,726
                               TOTAL ENERGY EQUIPMENT & SERVICES                                              8,935,658
                           FOOD & STAPLES RETAILING--2.8%
        195,750            Sysco Corp.                                                                        7,058,745
         98,921            Wal-Mart Stores, Inc.                                                              4,881,751
                               TOTAL FOOD & STAPLES RETAILING                                                11,940,496
                           FOOD PRODUCTS--2.3%
         80,616            General Mills, Inc.                                                                3,821,198
        166,300            McCormick & Co., Inc.                                                              5,783,914
                               TOTAL FOOD PRODUCTS                                                            9,605,112
                           HEALTHCARE EQUIPMENT & SUPPLIES--4.7%
         85,620      (1)    Edwards Lifesciences Corp.                                                        3,927,389
         86,700      (1)    Kinetic Concepts, Inc.                                                            5,199,399
         79,003            Medtronic, Inc.                                                                    4,261,422
         80,450      (1)    Zimmer Holdings, Inc.                                                             6,625,862
                               TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                        20,014,072
                           HEALTHCARE PROVIDERS & SERVICES--4.9%
        130,000      (1)    Caremark Rx, Inc.                                                                 5,795,400
         47,895      (1)    Cerner Corp.                                                                      3,612,240
         89,044      (1)    Express Scripts, Inc., Class A                                                    4,657,001
         88,250      (1)    PacifiCare Health Systems, Inc.                                                   6,724,650
                               TOTAL HEALTHCARE PROVIDERS & SERVICES                                         20,789,291
                           HOTELS RESTAURANTS & LEISURE--2.0%
         78,143            Carnival Corp.                                                                     4,094,693
         94,800            Outback Steakhouse, Inc.                                                           4,415,784
                               TOTAL HOTELS RESTAURANTS & LEISURE                                             8,510,477
                           HOUSEHOLD PRODUCTS--2.1%
         78,223            Colgate-Palmolive Co.                                                              4,141,126
         87,014            Procter & Gamble Co.                                                               4,840,589
                               TOTAL HOUSEHOLD PRODUCTS                                                       8,981,715
                           INDUSTRIAL CONGLOMERATES--4.7%
         75,925            3M Co.                                                                             5,694,375
        408,206            General Electric Co.                                                              14,083,107
                               TOTAL INDUSTRIAL CONGLOMERATES                                                19,777,482
                           INSURANCE--3.8%
         39,107            Allstate Corp.                                                                     2,395,694
        155,532            American International Group, Inc.                                                 9,363,026
         88,010            Lincoln National Corp.                                                             4,250,883
                               TOTAL INSURANCE                                                               16,009,603
                           INTERNET & CATALOG RETAIL--0.7%
         73,000      (1)    eBay, Inc.                                                                        3,049,940
                           INTERNET SOFTWARE & SERVICES--1.4%
        230,320      (1)    Verisign, Inc.                                                                    6,059,719
                           MEDIA--1.5%
        209,649      (1)    Comcast Corp., Class A                                                            6,442,514
                           METALS & MINING--1.2%
         49,150            Fording Canadian Coal Trust                                                        5,001,504
                           OIL GAS & CONSUMABLE FUELS--7.3%
        191,563            ChevronTexaco Corp.                                                               11,112,570
         78,800            ConocoPhillips                                                                     4,932,092
        255,842            Exxon Mobil Corp.                                                                 15,030,718
                               TOTAL OIL GAS & CONSUMABLE FUELS                                              31,075,380
                           PERSONAL PRODUCTS--1.7%
        183,308            Estee Lauder Cos., Inc., Class A                                                   7,174,675
                           PHARMECUTICALS--7.0%
        126,886            Johnson & Johnson                                                                  8,115,629
         74,835            Merck & Co., Inc.                                                                  2,324,375
        489,355            Pfizer, Inc.                                                                      12,967,908
        136,196            Wyeth                                                                              6,230,967
                               TOTAL PHARMECUTICALS                                                          29,638,879
                           REAL ESTATE--0.5%
         27,082            St. Joe Co.                                                                        2,204,204
                           ROAD & RAIL--1.2%
        267,364            Werner Enterprises, Inc.                                                           5,071,895
                           SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.1%
        341,162            Intel Corp.                                                                        9,259,137
         81,922      (1)    International Rectifier Corp.                                                     3,854,430
                               TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                      13,113,567
                           SOFTWARE--5.0%
         71,931      (1)    Electronic Arts, Inc.                                                             4,143,226
        325,701            Microsoft Corp.                                                                    8,341,203
        823,873      (1)    Novell, Inc.                                                                      5,009,148
        179,050      (1)    Symantec Corp.                                                                    3,933,729
                               TOTAL SOFTWARE                                                                21,427,306
                           SPECIALTY RETAIL--5.3%
        260,520      (1)    CarMax, Inc.                                                                      7,612,394
         79,677            Home Depot, Inc.                                                                   3,466,746
        145,300            PetSmart, Inc.                                                                     4,322,675
        143,350            Ross Stores, Inc.                                                                  3,798,775
        147,602            Staples, Inc.                                                                      3,360,898
                               TOTAL SPECIALTY RETAIL                                                        22,561,488
                           THRIFTS & MORTGAGE FINANCE--1.1%
         83,461            Federal National Mortgage Association                                              4,662,131
                           TOBACCO--1.3%
         80,800            Altria Group, Inc.                                                                 5,410,368
                               TOTAL COMMON STOCKS (IDENTIFIED COST $353,323,881)                            419,451,684

                           MUTUAL FUNDS--2.0%
       8,466,247     (2)   MTB Institutional Prime Money Market Fund, Institutional Shares                    8,466,247
          100              SSGA Money Market Fund                                                                100
                               TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                        8,466,347
                               TOTAL INVESTMENTS - 100.8%
                           ========================================================================
                               (IDENTIFIED COST $361,790,228)(3)                                             427,918,031
                               OTHER ASSETS AND LIABILITIES - NET - (0.8)%                                   (3,276,459)
                               TOTAL NET ASSETS - 100%                                                $      424,641,572

    1      Non-income producing security.
    2      Affiliated company.
    3      The cost of investments for federal tax purposes amounts to
           $361,790,228. The net unrealized appreciation of investments for federal tax purposes was $66,127,802. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $69,958,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,830,773.

====================================================================================================================================
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

        Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





MTB LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

          Shares                                                                                                Value

                            COMMON STOCKS--98.8%
                            AEROSPACE & DEFENSE--7.1%
          47,005            Lockheed Martin Corp.                                                      $      2,933,112
          56,500            Northrop Grumman Corp.                                                            3,132,925
          46,000            Raytheon Co.                                                                      1,809,180
                                 TOTAL AEROSPACE & DEFENSE                                                    7,875,217
                            COMMERCIAL BANKS--4.8%
          45,100            Wachovia Corp.                                                                    2,272,138
          50,600            Wells Fargo & Co.                                                                 3,103,804
                                 TOTAL COMMERCIAL BANKS                                                       5,375,942
                            COMMERCIAL SERVICES & SUPPLIES--2.5%
          61,200            Pitney Bowes, Inc.                                                                2,728,296
                            COMMUNICATIONS EQUIPMENT--3.2%
          167,900           Motorola, Inc.                                                                    3,556,122
                            DIVERSIFIED FINANCIAL SERVICES--6.9%
          52,800            Citigroup, Inc.                                                                   2,296,800
          67,900            J.P. Morgan Chase & Co.                                                           2,386,006
          34,500            Loews Corp.                                                                       2,885,235
                                 TOTAL DIVERSIFIED FINANCIAL SERVICES                                         7,568,041
                            DIVERSIFIED TELECOMMUNICATION SERVICES--4.3%
          106,000           Sprint Corp.                                                                      2,851,400
          56,100            Verizon Communications                                                            1,920,303
                                 TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                 4,771,703
                            ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
          169,500      (1)  Agilent Technologies, Inc.                                                        4,447,680
                            FOOD & STAPLES RETAILING--0.9%
          49,500            Albertsons, Inc.                                                                  1,054,845
                            HEALTH CARE PROVIDERS & SERVICES--2.5%
          36,200            Aetna, Inc.                                                                       2,801,880
                            HOUSEHOLD PRODUCTS--2.6%
          46,400            Kimberly-Clark Corp.                                                              2,958,464
                            INSURANCE--8.9%
          112,300           AON Corp.                                                                         2,856,912
          50,000            Genworth Financial, Inc., Class A                                                 1,568,000
          33,000            Hartford Financial Services Group, Inc.                                           2,658,810
          55,700            Radian Group, Inc.                                                                2,873,006
                                 TOTAL INSURANCE                                                              9,956,728
                            MACHINERY--1.9%
          26,700            Ingersoll-Rand Co., Class A                                                       2,087,139
                            MEDIA--4.9%
          179,800      (1)  Liberty Media Corp., Class A                                                      1,580,442
          115,400           Viacom, Inc., Class B                                                             3,864,746
                                 TOTAL MEDIA                                                                  5,445,188
                            METALS & MINING--5.5%
          120,500           Barrick Gold Corp.                                                                2,952,250
          19,400            POSCO, ADR                                                                         968,060
          16,800            Rio Tinto PLC, ADR                                                                2,228,520
                                 TOTAL METALS & MINING                                                        6,148,830
                            MULTI-UTILITIES--1.7%
          26,200            Dominion Resources, Inc.                                                          1,935,132
                            OIL GAS & CONSUMABLE FUELS--11.2%
          20,600            Burlington Resources, Inc.                                                        1,320,666
          30,000            ConocoPhillips                                                                    1,877,700
          65,995            Kerr-McGee Corp.                                                                  5,293,459
          48,000            Noble Energy, Inc.                                                                3,960,480
                                 TOTAL OIL GAS & CONSUMABLE FUELS                                            12,452,305
                            PAPER & FOREST PRODUCTS--1.2%
          42,500            International Paper Co.                                                           1,343,000
                            POOLED INVESTMENT VEHICLES--3.5%
          31,300            S&P Depositary Receipts Trust, ADR                                                3,873,062
                            ROAD & RAIL--2.2%
          35,300            Union Pacific Corp.                                                               2,481,943
                            SOFTWARE--6.5%
          167,600           Computer Associates International, Inc.                                           4,600,620
          103,700           Microsoft Corp.                                                                   2,655,757
                                 TOTAL SOFTWARE                                                               7,256,377
                            THRIFTS & MORTGAGE FINANCE--9.4%
          114,800           Countrywide Financial Corp.                                                       4,132,800
          77,800            Federal National Mortgage Association                                             4,345,908
          29,400            MGIC Investment Corp.                                                             2,016,252
                                 TOTAL THRIFTS & MORTGAGE FINANCE                                            10,494,960
                            TOBACCO--3.1%
          52,300            Altria Group, Inc.                                                                3,502,008
                                                                                                   -------------------------
                                                                                                   -------------------------
                                 TOTAL COMMON STOCKS (IDENTIFIED COST $102,298,911)                          110,114,862

                            MUTUAL FUND--0.7%(2)
          784,236           MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)             784,236
                                 TOTAL INVESTMENTS---99.5%
                            =======================================================================
                                  (IDENTIFIED COST $103,083,147)(3)                                          110,899,098
                                 OTHER ASSETS AND LIABILITIES---NET--0.5%                                       588,880
                                 TOTAL NET ASSETS---100%                                               $     111,487,978

====================================================================================================================================

        1  Non-income producing.
        2  Affiliated company.
        3 The cost of investments for federal tax purposes amounts to $103,083,147. The net unrealized appreciation of investments for federal tax purposes was $7,815,951. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,624,288 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,808,337.


Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuations - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt





MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Shares                                                                                                 Value
                      (1)
                           MUTUAL FUNDS--100.3%
                           EQUITY FUNDS--93.5%
         370,725           MTB International Equity, Institutional I Shares                            $      4,103,930
         540,624           MTB Large Cap Growth Fund, Institutional I Shares                                  4,330,394
         647,755           MTB Large Cap Stock Fund, Institutional I Shares                                   5,777,974
         206,684           MTB Large Cap Value Fund, Institutional I Shares                                   2,432,665
         46,745            MTB Mid Cap Growth Fund, Institutional I Shares                                     763,816
         85,411            MTB Mid Cap Stock Fund, Institutional I Shares                                     1,516,039
         44,467            MTB Small Cap Growth Fund, Institutional I Shares                                   776,391
         272,898           MTB Small Cap Stock Fund, Institutional I Shares                                   2,606,180
                                TOTAL EQUITY FUNDS                                                           22,307,389
                           FIXED INCOME FUNDS--4.7%
         69,278            MTB Short - Term Corporate Bond Fund, Institutional I Shares                        677,541
         48,194            MTB U.S. Government Bond Fund, Institutional I Shares                               453,025
                                TOTAL FIXED INCOME FUNDS                                                      1,130,566
                           MONEY MARKET FUND--2.1%
         506,363           MTB Prime Money Market Fund, Institutional Shares                                   506,363
                                TOTAL INVESTMENTS--100.3%
                                (IDENTIFIED COST $23,107,310)(2)                                             23,944,318
                                OTHER ASSETS AND LIABILITIES--NET--(0.3)%                                       (67,049)
                                TOTAL NET ASSETS--100%                                                  $     23,877,269

====================================================================================================================================

        1  Affiliated company.
        2 At July 31, 2005, the cost of investments for federal tax purposes was $23,107,310. The net unrealized appreciation of investments for federal tax purposes was $837,008. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $852,352 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,344.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Shares                                                                                                  Value
                     (1)
                           MUTUAL FUNDS--100.5%
                           EQUITY FUNDS--26.5%
        19,398             MTB Equity Income Fund, Institutional I Shares                              $       198,050
        44,402             MTB International Equity, Institutional I Shares                                    491,525
        87,956             MTB Large Cap Stock Fund, Institutional I Shares                                    784,565
        50,125             MTB Large Cap Value Fund, Institutional I Shares                                    589,976
        51,449             MTB Small Cap Stock Fund, Institutional I Shares                                    491,340
                                TOTAL EQUITY FUNDS                                                            2,555,456
                           FIXED INCOME FUNDS--66.5%
        98,112             MTB Intermediate -Term Bond Fund, Institutional I Shares                            974,249
        274,862            MTB Short Duration Government Bond Fund, Institutional I Shares                    2,627,686
        149,449            MTB Short - Term Corporate Bond Fund, Institutional I Shares                       1,461,609
        144,776            MTB U.S. Government Bond Fund, Institutional I Shares                              1,360,892
                                TOTAL FIXED INCOME FUNDS                                                      6,424,436
                           MONEY MARKET FUND--7.5%
        720,609            MTB Prime Money Market Fund, Institutional Shares                                   720,609
                                TOTAL INVESTMENTS--100.5%
                                (IDENTIFIED COST $9,728,324)(2)                                               9,700,501
                                OTHER ASSETS AND LIABILITIES--NET--(0.5)%                                       (45,338)
                                TOTAL NET ASSETS--100%                                                  $      9,655,163

===================================================================================================================

        1  Affiliated company.
        2 At July 31, 2005, the cost of investments for federal tax purposes was $9,728,324. The net unrealized depreciation of investments for federal tax purposes was $27,823. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $123,121.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

       Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





MTB MANAGED ALLOCATION FUND - MODERATE GROWTH
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Shares                                                                                                   Value
                      (1)
                            MUTUAL FUNDS--100.1%
                            EQUITY FUNDS--63.6%
       464,546              MTB International Equity Fund, Institutional I Shares                      $      5,142,527
       646,462              MTB Large Cap Growth Fund, Institutional I Shares                                 5,178,159
      1,095,912             MTB Large Cap Stock Fund, Institutional I Shares                                  9,775,535
       306,994              MTB Large Cap Value Fund, Institutional I Shares                                  3,613,323
       95,337               MTB Mid Cap Growth Fund, Institutional I Shares                                   1,557,797
       146,099              MTB Mid Cap Stock Fund, Institutional I Shares                                    2,593,249
       90,904               MTB Small Cap Growth Fund, Institutional I Shares                                 1,587,186
       326,962              MTB Small Cap Stock Fund, Institutional I Shares                                  3,122,487
                                 TOTAL EQUITY FUNDS                                                          32,570,263
                            FIXED INCOME FUNDS--30.8%
       410,257              MTB Intermediate -Term Bond Fund, Institutional I Shares                          4,073,854
       478,961              MTB Short Duration Government Bond Fund, Institutional I Shares                   4,578,868
       364,560              MTB Short - Term Corporate Bond Fund, Institutional I Shares                      3,565,400
       378,789              MTB U.S. Government Bond Fund, Institutional I Shares                             3,560,612
                                 TOTAL FIXED INCOME FUNDS                                                    15,778,734
                            MONEY MARKET FUND--5.7%
      2,941,295             MTB Prime Money Market Fund, Institutional Shares                                 2,941,295
                                 TOTAL INVESTMENTS--100.1%
                                 (IDENTIFIED COST $50,229,665)(2)                                            51,290,292
                                 OTHER ASSETS AND LIABILITIES--NET--(0.1)%                                      (79,844)
                                 TOTAL NET ASSETS--100%                                                 $     51,210,448

===================================================================================================================

        1  Affiliated company.
        2 The cost of investments for federal tax purposes amounts to $50,229,665. The net unrealized appreciation of investments for federal tax purpose was $1,060,627.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,308,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $248,314.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





MTB MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal           Description
        Amount                                                                                                Value
                    (1)
                          MUNICIPAL BONDS --98.1%
                          DISTRICT OF COLUMBIA--0.9%
 $    1,000,000           Washington, DC Metro Area Transit Authority, Refunding Revenue Bonds,
                          5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.55%), 1/1/2012    $       1,090,080
                          MARYLAND--91.0%
      1,000,000           Anne Arundel County, MD, (GO UT), 5.00% (Original Issue Yield: 3.86%),
                          3/1/2016                                                                            1,090,140
      2,000,000           Anne Arundel County, MD, GO, 6.00%, 9/1/2006                                        2,071,220
      2,200,000           Anne Arundel County, MD, Refunding Revenue Bonds National Business Park
                          Project, 5.125%, 7/1/2028                                                           2,360,050
      2,910,000           Baltimore County, MD Convention Center, Refunding Revenue Bonds, 5.375%
                          (MBIA Insurance Corp. INS), 9/1/2011                                                3,146,699
      1,000,000           Baltimore County, MD Port Facility, Refunding Revenue Bonds, 6.50%,
                          10/1/2011                                                                           1,066,450
       775,000            Baltimore, MD Water Projects, Revenue Bonds (Series A), 5.375% (FGIC
                          INS), 7/1/2015                                                                       868,628
      3,000,000           Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (FSA
                          INS)/(Original Issue Yield: 5.80%), 7/1/2030                                        3,340,710
      1,000,000           Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017                  1,125,160
      2,500,000           Calvert County, MD Pollution Control, 5.55% (Baltimore Gas & Electric
                          Co.)/(MBIA Insurance Corp. INS), 7/15/2014                                          2,530,950
      2,000,000           Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge,
                          Inc.)/(Radian Asset Assurance INS), 1/1/2016                                        2,125,340
      1,000,000           Frederick County, MD, Revenue Bonds, 5.75% (Original Issue Yield:
                          5.88%), 9/1/2025                                                                    1,051,560
      1,000,000           Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield:
                          5.95%), 1/1/2017                                                                    1,001,720
      1,895,000           Harford County, MD, (GO UT), 5.50%, 12/1/2008                                       2,035,078
      1,480,000           Howard County, MD, (GO UT), 5.25%, 8/15/2016                                        1,633,032
      1,800,000           Howard County, MD, 5.25%, 8/15/2015                                                 1,974,510
       125,000            Howard County, MD, 5.25%, 8/15/2015                                                  137,925
      2,000,000           Maryland National Capital Park & Planning Commission, (GO UT), 5.00%
                          (Original Issue Yield: 3.40%), 1/15/2015                                            2,189,360
       815,000            Maryland State Community Development Administration, 5.05% (MHF LOC),
                          4/1/2008                                                                             838,586
      2,000,000           Maryland State Community Development Administration, 5.20%, 12/1/2029               2,099,040
       935,000            Maryland State Community Development Administration, (Series A), 5.60%,
                          3/1/2017                                                                             966,837
      1,000,000           Maryland State Department of Transportation, 5.50% (Original Issue
                          Yield: 4.59%), 2/1/2016                                                             1,150,330
      1,375,000           Maryland State Department of Transportation, Refunding Revenue Bonds,
                          5.00% (Original Issue Yield: 3.95%), 5/1/2015                                       1,505,625
       390,000            Maryland State Economic Development Corp., 4.65% (GNMA Collateralized
                          Home Mortgage Program COL), 12/20/2008                                               402,234
      1,205,000           Maryland State Economic Development Corp., 5.60%, 6/1/2010                          1,272,432
      1,000,000           Maryland State Economic Development Corp., 6.00% (Original Issue Yield:
                          6.054%), 6/1/2019                                                                   1,056,950
       820,000            Maryland State Economic Development Corp., 7.125%, 4/1/2019                          885,174
      1,000,000           Maryland State Economic Development Corp., 8.25%, 11/1/2026                          993,460
      1,175,000           Maryland State Health & Higher Educational Facilities Authority, (Series
                          A) Revenue Bonds, 5.25% (Medlantic/Helix Parent,
Inc.)/(FSA INS),
                          8/15/2012                                                                           1,255,382
      1,000,000           Maryland State Health & Higher Educational Facilities Authority, (Series
                          A), 4.75% (Original Issue Yield: 4.90%), 11/1/2014                                  1,036,380
      1,740,000           Maryland State Health & Higher Educational Facilities Authority, (Series
                          B), 5.00% (AMBAC INS)/(Original Issue Yield: 3.84%), 7/1/2015                       1,897,174
       250,000            Maryland State Health & Higher Educational Facilities Authority, (Series
                          B), 5.00% (AMBAC INS)/(Original Issue Yield: 4.59%), 7/1/2024                        265,828
      1,000,000           Maryland State Health & Higher Educational Facilities Authority, 4.80%,
                          10/1/2028                                                                           1,000,160
      2,500,000           Maryland State Health & Higher Educational Facilities Authority, 5.00%
                          (AMBAC INS)/
                          -------------------------------------------------------------------------
                          (Original Issue Yield: 5.27%), 7/1/2027                                             2,739,625
      2,500,000           Maryland State Health & Higher Educational Facilities Authority, 5.00%
                          (Frederick Memorial Hospital)/(Original Issue Yield: 5.20%), 7/1/2022               2,583,325
      1,465,000           Maryland State Health & Higher Educational Facilities Authority, 5.00%
                          (Johns Hopkins Hospital), 5/15/2013                                                 1,562,100
      1,500,000           Maryland State Health & Higher Educational Facilities Authority, 5.00%
                          (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.17%), 7/1/2019                  1,576,560
      2,000,000           Maryland State Health & Higher Educational Facilities Authority, 5.00%
                          (Mercy Ridge, Inc.), 4/1/2008                                                       2,031,840
      1,000,000           Maryland State Health & Higher Educational Facilities Authority, 5.00%
                          (Original Issue Yield: 5.20%), 7/1/2008                                             1,001,400
      1,000,000           Maryland State Health & Higher Educational Facilities Authority, 5.00%
                          (University of Maryland Medical System), 7/1/2012                                   1,055,890
      2,000,000           Maryland State Health & Higher Educational Facilities Authority, 5.125%
                          (Johns Hopkins University)/(Original Issue Yield: 5.54%), 7/1/2020                  2,125,500
                          Maryland State Health & Higher Educational Facilities Authority, 5.25%
      2,000,000           (FSA INS), 8/15/2011                                                                2,145,140
      1,585,000           Maryland State Health & Higher Educational Facilities Authority, 5.25%
                          (FSA INS)/(Original Issue Yield: 5.35%), 7/1/2020                                   1,716,824
      2,000,000           Maryland State Health & Higher Educational Facilities Authority, 5.25%
                          (Johns Hopkins University)/(Original Issue Yield: 5.52%), 7/1/2017                  2,153,720
       845,000            Maryland State Health & Higher Educational Facilities Authority, 5.50%
                          (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%),
                          7/1/2013                                                                             887,529
      2,000,000           Maryland State Health & Higher Educational Facilities Authority, 5.625%
                          (Mercy Medical Center)/(Original Issue Yield: 5.80%), 7/1/2031                      2,083,060
      1,135,000           Maryland State Health & Higher Educational Facilities Authority, 5.80%
                          (Original Issue Yield: 5.93%), 1/1/2032                                             1,204,053
      2,250,000           Maryland State Health & Higher Educational Facilities Authority, 6.00%
                          (Carroll County, MD General Hospital), 7/1/2037                                     2,409,390
      1,370,000           Maryland State Health & Higher Educational Facilities Authority, 6.00%
                          (Catholic Health Initiatives), 12/1/2013                                            1,508,055
      1,500,000           Maryland State Health & Higher Educational Facilities Authority, 6.00%
                          (Original Issue Yield: 6.05%), 1/1/2015                                             1,563,945
       250,000            Maryland State Health & Higher Educational Facilities Authority, 6.00%
                          (Original Issue Yield: 6.05%), 7/1/2020                                              263,098
      1,500,000           Maryland State Health & Higher Educational Facilities Authority, 6.00%
                          (Original Issue Yield: 6.146%), 7/1/2031                                            1,563,675
      1,000,000           Maryland State Health & Higher Educational Facilities Authority,
                          Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.05%), 8/15/2011             1,051,230
       950,000            Maryland State Health & Higher Educational Facilities Authority, Series
                          A, 5.375% (Loyola College in Maryland, Inc.)/(MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 5.45%), 10/1/2011                                        995,857
      1,000,000           Maryland State IDFA, 5.10% (National Aquarium in Baltimore,
                          Inc.)/(Original Issue Yield: 5.21%), 11/1/2022                                      1,056,110
      1,000,000           Maryland State Stadium Authority, 5.50% (AMBAC INS)/(Original Issue
                          Yield: 5.55%), 3/1/2012                                                             1,025,560
      2,000,000           Maryland State, 5.50%, 3/1/2013                                                     2,268,060
       900,000            Maryland Water Quality Financing Administrative Revolving Loan Fund,
                          (Series A), 6.55%, 9/1/2014                                                          903,222
      1,330,000           Montgomery County, MD Revenue Authority Lease, Revenue Bonds, 5.00%,
                          4/1/2013                                                                            1,446,362
       250,000            Montgomery County, MD Special Obligation, Special Tax, 5.375% (Radian
                          Group, Inc. INS)/(Original Issue Yield: 5.48%), 7/1/2020                             267,270
      2,000,000           Montgomery County, MD, (GO UT) 5.60% (Original Issue Yield: 5.70%),
                          1/1/2016                                                                            2,216,860
      1,135,000           New Baltimore, MD Board School Commerce, Revenue Bonds, 5.00% (Original
                          Issue Yield: 5.05%), 11/1/2013                                                      1,218,105
      2,500,000           Northeast, MD Waste Disposal Authority, Revenue Bonds, 7.20% (MBIA
                          Insurance Corp. INS), 1/1/2006                                                      2,546,975
      1,945,000           Prince Georges County, MD, Consolidated Public Improvement (GO UT) PRF
                          10/01/09 @101, 5.50% (FSA INS), 10/1/2010                                           2,138,177
        55,000            Prince Georges County, MD, Consolidated Public Improvement (GO UT)
                          Unrefunded, 5.50% (FSA INS), 10/1/2010                                               60,304
      1,000,000           Queen Annes County, MD, 5.00% (MBIA Global Funding LLC LOC), 11/15/2016             1,100,950
      1,000,000           Queen Annes County, MD, Public Facility, 6.00% (FGIC INS)/(Original
                          Issue Yield: 5.25%), 11/15/2008                                                     1,078,220
      2,250,000           St. Mary's College, MD, Refunding Revenue Bonds Academic and Auxiliary
                          Fee (Series A), 4.50% (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030           2,254,455
      1,000,000           St. Mary's College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance
                          Corp. INS)/
                          -------------------------------------------------------------------------
                          (Original Issue Yield: 5.30%), 9/1/2027                                             1,057,570
      1,100,000           St. Mary's County, MD, (GO UT), 4.45% (Original Issue Yield: 4.50%),
                          7/1/2014                                                                            1,160,456
      1,000,000           St. Mary's County, MD, (GO UT), 5.00% (Original Issue Yield: 5.00%),
                          10/1/2021                                                                           1,072,530
      1,000,000           University of Maryland, Auxiliary Facility & Tuition Refunding Revenue
                          Bonds (Series A), 5.00%, 4/1/2009                                                   1,065,610
      1,000,000           University of Maryland, Revenue Bonds, 5.25%, 10/1/2011                             1,079,160
      1,000,000           Washington Suburban Sanitation District, MD, (GO UT)  6.00%, 6/1/2018               1,213,290
                              TOTAL MARYLAND                                                                 106,825,186
                          PUERTO RICO--4.3%
      1,000,000           Commonwealth of Puerto Rico, (GO UT), 6.25% (MBIA Insurance Corp. INS),
                          7/1/2012                                                                            1,172,760
      2,000,000           Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield:
                          4.22%), 12/1/2018                                                                   2,133,940
      1,500,000           Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC
                          INS)/(Original Issue Yield: 4.94%), 6/1/2019                                        1,726,980
                              TOTAL PUERTO RICO                                                               5,033,680
                          WISCONSIN--1.9%
                          Badger, WI Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%,
      2,000,000           6/1/2028                                                                            2,275,620
                              TOTAL MUNICIPAL BONDS
                          -------------------------------------------------------------------------
                              (IDENTIFIED COST $109,926,096)                                                 115,224,566

                    (2)   MUTUAL FUNDS--1.2%
      1,372,766           Maryland Municipal Cash Trust (AT NET ASSET VALUE)                                  1,372,766
                              TOTAL INVESTMENTS - 99.3%
                          =========================================================================
                              (IDENTIFIED COST $111,298,862)(3)                                              116,597,332
                              OTHER ASSETS AND LIABILITIES - NET - 0.7%                                        821,005
                              TOTAL NET ASSETS - 100%                                                 $      117,418,337

         1           At July 31, 2005, the Fund held no securities that are subject to the federal alternative minimum tax
                     (AMT). 2 Affiliated company.
         3           The cost of investments for federal tax purposes amounts to
                     111,246,550. The net unrealized appreciation of investments for federal tax purposes was $5,350,782. This consists of
                     net unrealized appreciation from investments for those
                     securities having an excess of value over cost of
                     $5,455,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of
                     $104,347.

===================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuations - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
AMT               --Alternative Minimum Tax
COL               --Collateralized
FGIC              --Financial Guaranty Insurance Corporation
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
HFA               --Housing Finance Authority
IDFA              --Industrial Development Finance Authority
INS               --Insured
LLC               --Limited Liability Corporation
LOC               --Letter of Credit
PRF               --Prerefunded
UT                --Unlimited Tax




MTB MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Shares            Description                                                                          Value
                           COMMON STOCKS - 97.7%
                           AIR FREIGHT & LOGISTICS--1.2%
         16,600            C.H. Robinson Worldwide, Inc.                                             $        1,038,662
                           BIOTECHNOLOGY--3.5%
         12,000      (1)   Affymetrix, Inc.                                                                    560,280
         9,715       (1)   Biogen Idec, Inc.                                                                   381,702
         20,250      (1)   Gilead Sciences, Inc.                                                               907,403
         55,300      (1)   Protein Design Laboratories, Inc.                                                  1,260,287
                               TOTAL BIOTECHNOLOGY                                                            3,109,672
                           BUILDING PRODUCTS--1.4%
         36,500            Masco Corp.                                                                        1,237,715
                           CAPITAL MARKETS--2.8%
         19,900      (1)   Affiliated Managers Group                                                          1,418,870
         11,000            Legg Mason, Inc.                                                                   1,123,650
                               TOTAL CAPITAL MARKETS                                                          2,542,520
                           COMMERCIAL BANKS--2.2%
         9,500       (1)   Dime Bancorp, Inc., Warrants                                                         1,615
         61,300            UCBH Holdings, Inc.                                                                1,119,951
         12,500            Zions Bancorp                                                                       893,500
                               TOTAL COMMERCIAL BANKS                                                         2,015,066
                           COMMERCIAL SERVICES & SUPPLIES--6.1%
         25,050      (1)   Career Education Corp.                                                              971,689
         19,700      (1)   Education Management Corp.                                                          684,575
         53,500      (1)   Korn/Ferry International                                                           1,064,650
         35,025      (1)   Laureate Education, Inc.                                                           1,586,633
         32,900      (1)   Waste Connections, Inc.                                                            1,184,400
                               TOTAL COMMERICAL SERVICES & SUPPLIES                                           5,491,947
                           COMMUNICATIONS EQUIPMENT--1.6%
         38,300            Harris Corp.                                                                       1,419,781
                           COMPUTERS & PERIPHERALS--1.4%
         60,850      (1)   Electronics for Imaging, Inc.                                                      1,282,109
                           CONSUMER FINANCE--1.2%
         13,600            Capital One Financial Corp.                                                        1,122,000
                           CONTAINERS & PACKAGING--1.2%
         47,100      (1)   Pactiv Corp.                                                                       1,037,142
                           DIVERSIFIED FINANCIAL SERVICES--2.5%
         22,000            CIT Group, Inc.                                                                     971,080
         65,100      (1)   CapitalSource, Inc.                                                                1,274,658
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                           2,245,738
                           ELECTRICAL EQUIPMENT--1.6%
         27,500            Rockwell Automation, Inc.                                                          1,416,525
                           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
         27,200            CDW Corp.                                                                          1,686,400
                           ENERGY EQUIPMENT & SERVICES--5.3%
         29,900            ENSCO International, Inc.                                                          1,207,362
         18,200      (1)   Grant Prideco, Inc.                                                                 584,220
         23,800      (1)   Nabors Industries Ltd.                                                             1,557,710
         22,250      (1)   Weatherford International Ltd.                                                     1,407,980
                               TOTAL ENERGY EQUIPMENT & SERVICES                                              4,757,272
                           FOOD PRODUCTS--1.3%
         33,400            McCormick & Co., Inc.                                                              1,161,652
                           HEALTHCARE EQUIPMENT & SUPPLIES--4.7%
         60,500      (1)   Cytyc Corp.                                                                        1,510,080
         31,800      (1)   Edwards Lifesciences Corp.                                                         1,458,666
         20,500      (1)   Kinetic Concepts, Inc.                                                             1,229,385
                               TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                          4,198,131
                           HEALTHCARE PROVIDERS & SERVICES--10.3%
         25,200      (1)   Amerigroup Corp.                                                                    873,180
         38,500      (1)   Amsurg Corp.                                                                       1,078,385
         12,650      (1)   Cerner Corp.                                                                        954,063
         21,200      (1)   Express Scripts, Inc., Class A                                                     1,108,760
         16,900      (1)   PacifiCare Health Systems, Inc.                                                    1,287,780
         15,200      (1)   Pediatrix Medical Group                                                            1,191,984
         32,000      (1)   Psychiatric Solutions, Inc.                                                        1,541,760
         33,900      (1)   United Surgical Partners International, Inc.                                       1,220,739
                               TOTAL HEALTHCARE PROVIDERS & SERVICES                                          9,256,651
                           HOTELS, RESTAURANTS & LEISURE--3.0%
         36,200            Outback Steakhouse, Inc.                                                           1,686,196
         23,250            Royal Caribbean Cruises Ltd.                                                       1,056,712
                               TOTAL HOTELS, RESTAURANTS & LEISURE                                            2,742,908
                           HOUSEHOLD DURABLES--2.8%
         17,600            Harman International Industries, Inc.                                              1,512,720
         18,100      (1)   Toll Brothers, Inc.                                                                1,003,102
                               TOTAL HOUSEHOLD DURABLES                                                       2,515,822
                           HOUSEHOLD PRODUCTS--0.8%
         11,100      (1)   Energizer Holdings, Inc.                                                            709,290
                           IT SERVICES--0.7%
         13,700      (1)   Cognizant Technology Solutions Corp.                                                672,396
                           INTERNET SOFTWARE & SERVICES--1.6%
         55,800      (1)   Verisign, Inc.                                                                     1,468,098
                           MACHINERY--2.8%
         24,500            Graco, Inc.                                                                         936,635
         26,750            Harsco Corp.                                                                       1,611,688
                               TOTAL INTERNET SOFTWARE & SERVICES                                             2,548,323
                           MEDIA--1.1%
         29,000      (1)   XM Satellite Radio Holdings, Inc., Class A                                         1,033,270
                           METALS & MINING--3.7%
         13,400            Cleveland Cliffs, Inc.                                                              974,314
         7,900             Fording Canadian Coal Trust                                                         803,904
         23,800            Peabody Energy Corp.                                                               1,564,612
                               TOTAL METALS & MINING                                                          3,342,830
                           MULTILINE RETAIL--1.5%
         53,800      (1)   Dollar Tree Stores, Inc.                                                           1,344,462
                           OIL GAS & CONSUMABLE FUELS--2.5%
         18,200            Murphy Oil Corp.                                                                    965,328
         36,776            XTO Energy, Inc.                                                                   1,290,470
                               TOTAL OIL GAS & CONSUMABLE FUELS                                               2,255,798
                           PERSONAL PRODUCTS--1.3%
         29,600            Estee Lauder Cos., Inc., Class A                                                   1,158,544
                           REAL ESTATE--1.0%
         10,725            St. Joe Co.                                                                         872,908
                           ROAD & RAIL--1.1%
         54,200            Werner Enterprises, Inc.                                                           1,028,174
                           SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.5%
         20,200      (1)   International Rectifier Corp.                                                       950,410
         21,700      (1)   Lam Research Corp.                                                                  617,365
         23,100            Microchip Technology, Inc.                                                          717,717
                               TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                       2,285,492
                           SOFTWARE--4.7%
         14,000      (1)   Ansys, Inc.                                                                         509,040
         51,900      (1)   Cadence Design Systems, Inc.                                                        835,071
         17,900      (1)   Electronic Arts, Inc.                                                              1,031,040
        173,300      (1)   Novell, Inc.                                                                       1,053,664
         34,300      (1)   Symantec Corp.                                                                      753,571
                               TOTAL SOFTWARE                                                                 4,182,386
                           SPECIALTY RETAIL--12.1%
         48,800      (1)   CarMax, Inc.                                                                       1,425,936
         25,400      (1)   Chicos Fas, Inc.                                                                   1,018,794
         27,700      (1)   GameStop Corp.                                                                      951,495
         37,850            Michaels Stores, Inc.                                                              1,551,850
         37,000      (1)   Pacific Sunwear of California                                                       902,430
         49,000            PetSmart, Inc.                                                                     1,457,750
         52,300            Ross Stores, Inc.                                                                  1,385,950
         14,000      (1)   Urban Outfitters, Inc.                                                              849,940
         31,100      (1)   Williams-Sonoma, Inc.                                                              1,373,376
                               TOTAL SPECIALTY RETAIL                                                        10,917,521
                           THRIFTS & MORTGAGE FINANCE--1.9%
         12,000            Countrywide Financial Corp.                                                         432,000
        116,212            W Holding Co., Inc.                                                                1,242,306
                               TOTAL THRIFTS & MORTGAGE FINANCE                                               1,674,306
                           TRADING COMPANIES & DISTRIBUTORS--2.4%
         18,200            Fastenal Co.                                                                       1,194,648
         49,800      (1)   United Rentals, Inc.                                                                926,280
                               TOTAL TRADING COMPANIES & DISTRIBUTORS                                         2,120,928
                               TOTAL COMMON STOCKS (IDENTIFIED COST $69,156,789)                             87,892,439
                     (2)
                           MUTUAL FUNDS--3.1%
           2               MTB Money Market Fund                                                                  2
       2,825,294           MTB Prime Money Market Fund, Institutional Shares                                  2,825,294
                               TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                        2,825,296
                               TOTAL INVESTMENTS - 100.8%
                           ======================================================================
                               (IDENTIFIED COST
                           $71,982,085)(3)
                                                                                                             90,717,735
                               OTHER ASSETS AND LIABILITIES - NET - (0.8)%                                    (725,117)
                               TOTAL NET ASSETS - 100%                                               $       89,992,618

    1      Non-income producing security.
    2      Affiliated company.
    3      The cost of investments for federal tax purposes amounts to
           $71,982,085. The net unrealized appreciation of investments for federal tax purposes was $18,735,650. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,029,471 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,293,821.

====================================================================================================================================
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuations - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which may vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






MTB MID CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Shares            Description                                                                            Value

                         COMMON STOCKS--98.5%
                         AEROSPACE & DEFENSE - 0.9%
       30,600            Goodrich (B.F.) Co.                                                         $        1,353,744
                         AIR FREIGHT & LOGISTICS - 0.6%
       13,400            C.H. Robinson Worldwide, Inc.                                                         838,438
                         AIRLINES - 0.6%
       13,700     (1)    Alaska Air Group, Inc.                                                                479,226
       35,700     (1)    ExpressJet Holdings, Inc.                                                             369,495
                             TOTAL AIRLINES                                                                    848,721
                         AUTO COMPONENTS - 2.1%
       20,500            Autoliv, Inc.                                                                         913,275
       9,200             Bandag, Inc.                                                                          424,396
       55,000            Dana Corp.                                                                            864,050
       56,600     (1)    Goodyear Tire and Rubber Co.                                                          985,406
                             TOTAL AUTO COMPONENTS                                                            3,187,127
                         BEVERAGES - 0.8%
       45,700            PepsiAmercias, Inc.                                                                  1,178,146
                         BIOTECHNOLOGY - 2.0%
       9,800      (1)    Affymetrix, Inc.                                                                      457,562
       22,000            Applera Corp.                                                                         458,040
       7,800      (1)    Biogen Idec, Inc.                                                                     306,462
       16,450     (1)    Gilead Sciences, Inc.                                                                 737,125
       45,100     (1)    Protein Design Laboratories, Inc.                                                    1,027,829
                             TOTAL BIOTECHNOLOGY                                                              2,987,018
                         BUILDING PRODUCTS - 0.7%
       29,700            Masco Corp.                                                                          1,007,127
                         CAPITAL MARKETS - 2.1%
       15,900     (1)    Affiliated Managers Group, Inc.                                                      1,133,670
       10,100            Bear Stearns Cos., Inc.                                                              1,031,311
       24,100            Edwards (AG), Inc.                                                                   1,067,630
                             TOTAL CAPITAL MARKETS                                                            3,232,611
                         CHEMICALS - 1.3%
       18,100            Eastman Chemical Co.                                                                 1,002,559
       15,600            PPG Industries, Inc.                                                                 1,014,468
                             TOTAL CHEMICALS                                                                  2,017,027
                         COMMERCIAL BANKS - 3.6%
       20,300            Comerica, Inc.                                                                       1,240,330
       9,300             Commerce Bancshares, Inc.                                                             500,433
       43,300            Huntington Bancshares, Inc.                                                          1,079,902
       36,800            KeyCorp                                                                              1,260,032
       16,500            Popular, Inc.                                                                         425,700
       50,000            UCBH Holdings, Inc.                                                                   913,500
                             TOTAL COMMERCIAL BANKS                                                           5,419,897
                         COMMERCIAL SERVICES & SUPPLIES - 2.9%
       20,500     (1)    Career EducationCorp.                                                                 795,195
       15,900     (1)    Education Management Corp.                                                            552,525
       43,900     (1)    Korn/Ferry International                                                              873,610
       28,500     (1)    Laureate Education, Inc.                                                             1,291,050
       26,600     (1)    Waste Connections, Inc.                                                               957,600
                             TOTAL COMMERCIAL SERVICES & SUPPLIES                                             4,469,980
                         COMMUNICATION EQUIPMENT - 0.8%
       30,900            Harris Corp.                                                                         1,145,463
                         COMPUTERS & PERIPHERALS - 1.3%
       49,200     (1)    Electronics for Imaging, Inc.                                                        1,036,644
       66,100     (1)    Western Digital Corp.                                                                 990,839
                             TOTAL COMPUTERS & PERIPHERALS                                                    2,027,483
                         CONSUMER FINANCE - 1.2%
       11,100            Capital One Financial Corp.                                                           915,750
       46,600     (1)    Providian Financial Corp.                                                             880,740
                             TOTAL CONSUMER FINANCE                                                           1,796,490
                         CONTAINERS & PACKAGING - 0.8%
       38,500     (1)    Pactiv Corp.                                                                          847,770
       6,700             Silgan Holdings, Inc.                                                                 384,781
                             TOTAL CONTAINERS & PACKAGING                                                     1,232,551
                         DIVERSIFIED CONSUMER SERVICES - 0.1%
       4,500             Pre Paid Legal Services, Inc.                                                         212,625
                         DIVERSIFIED FINANCIAL SERVICES - 3.5%
       41,900            CIT Group, Inc.                                                                      1,849,466
       53,100     (1)    CapitalSource, Inc.                                                                  1,039,698
       14,700            Loews Corp.                                                                          1,229,361
       26,500            Principal Financial Group                                                            1,164,675
                             TOTAL DIVERSIFIED FINANCIAL SERVICES                                             5,283,200
                         DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
       47,800            AT&T Corp.                                                                            946,440
       27,800            CenturyTel, Inc.                                                                      955,486
                             TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                     1,901,926
                         ELECTRIC UTILITIES - 4.9%
       30,200            American Electric Power Co., Inc.                                                    1,168,740
       23,200            Cleco Corp.                                                                           521,536
       18,700            Edison International                                                                  764,456
       37,000     (1)    El Paso Electric Co.                                                                  800,680
       34,200            PNM Resources, Inc.                                                                  1,005,138
       21,800            Pinnacle West Capital Corp.                                                           998,440
       40,300            Puget Energy, Inc.                                                                    942,214
       66,000            Xcel Energy, Inc.                                                                    1,281,060
                             TOTAL ELECTRIC UTILITIES                                                         7,482,264
                         ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
       22,200            CDW Corp.                                                                            1,376,400
       21,700     (1)    Ingram Micro, Inc., Class A                                                           404,488
                             TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                         1,780,888
                         ENERGY EQUIPMENT & SERVICES - 2.5%
       24,400            Ensco International, Inc.                                                             985,272
       14,600     (1)    Grant Prideco, Inc.                                                                   468,660
       19,400     (1)    Nabors Industries Ltd.                                                               1,269,730
       18,000     (1)    Weatherford International Ltd.                                                       1,139,040
                             TOTAL ENERGY EQUIPMENT & SERVICES                                                3,862,702
                         FOOD & STAPLES RETAILING - 1.7%
       32,100            Albertsons, Inc.                                                                      684,051
       21,300            Longs Drug Stores Corp.                                                               924,207
       29,100            SUPERVALU, Inc.                                                                      1,030,140
                             TOTAL FOOD & STAPLES RETAILING                                                   2,638,398
                         FOOD PRODUCTS - 1.1%
       48,700            Archer-Daniels-Midland Co.                                                           1,117,178
       27,100            Tyson Foods, Inc., Class A                                                            505,144
                             TOTAL FOOD PRODUCTS                                                              1,622,322
                         GAS UTILITIES - 0.3%
       14,900            WGL Holdings, Inc.                                                                    513,305
                         HEALTHCARE EQUIPMENT & SUPPLIES - 2.3%
       49,400     (1)    Cytyc Corp.                                                                          1,233,024
       25,950     (1)    Edwards Lifesciences Corp.                                                           1,190,326
       16,800     (1)    Kinetic Concepts, Inc.                                                               1,007,496
                             TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                            3,430,846
                         HEALTHCARE PROVIDERS & SERVICES - 6.2%
       20,600     (1)    Amerigroup Corp.                                                                      713,790
       31,100     (1)    Amsurg Corp.                                                                          871,111
       13,600            CIGNA Corp.                                                                          1,451,800
       10,300     (1)    Cerner Corp.                                                                          776,826
       17,300     (1)    Express Scripts, Inc., Class A                                                        904,790
       13,700            Pacificare Health Systems                                                            1,043,940
       12,400     (1)    Pediatrix Medical Group                                                               972,408
       26,000     (1)    Psychiatric Solutions, Inc.                                                          1,252,680
       27,675     (1)    United Surgical Partners International, Inc.                                          996,577
       9,700             Universal Health Services, Inc., Class B                                              504,788
                             TOTAL HEALTHCARE PROVIDERS & SERVICES                                            9,488,710
                         HOTELS, RESTAURANTS & LEISURE - 1.8%
       13,500            Darden Restaurants, Inc.                                                              468,450
       29,250            Outback Steakhouse, Inc.                                                             1,362,465
       19,000            Royal Caribbean Cruises Ltd.                                                          863,550
                             TOTAL HOTELS, RESTAURANTS & LEISURE                                              2,694,465
                         HOUSEHOLD DURABLES - 3.8%
       12,700            Blyth, Inc.                                                                           354,076
       14,350            Harman International Industries, Inc.                                                1,233,383
       22,600            Maytag Corp.                                                                          381,262
        900       (1)    NVR, Inc.                                                                             844,200
       20,700            Stanley Works                                                                        1,012,851
       14,650     (1)    Toll Brothers, Inc.                                                                   811,903
       15,100            Whirlpool Corp.                                                                      1,207,698
                             TOTAL HOUSEHOLD DURABLES                                                         5,845,373
                         HOUSEHOLD PRODUCTS - 0.4%
       9,100      (1)    Energizer Holdings, Inc.                                                              581,490
                         IT SERVICES - 1.9%
       11,000     (1)    Cognizant Technology Solutions                                                        539,880
       24,608     (1)    Computer Sciences Corp.                                                              1,126,554
       54,700            Sabre Holdings Corp.                                                                 1,050,240
       33,000     (1)    Unisys Corp.                                                                          213,510
                             TOTAL IT SERVICES                                                                2,930,184
                         INDUSTRIAL CONGLOMERATES - 0.4%
       34,000            Tredegar Industries, Inc.                                                             547,740
                         INSURANCE - 3.9%
       24,465            Cincinnati Financial Corp.                                                           1,008,447
       20,600            Jefferson Pilot Corp.                                                                1,033,502
       21,500            Lincoln National Corp.                                                               1,038,450
       27,000            Nationwide Financial Services, Inc., Class A                                         1,068,660
       21,000            Safeco Corp.                                                                         1,153,740
       13,200            Unitrin, Inc.                                                                         702,900
                             TOTAL INSURANCE                                                                  6,005,699
                         INTERNET SOFTWARE & SERVICES - 0.8%
       45,500     (1)    Verisign, Inc.                                                                       1,197,105
                         LEISURE EQUIPMENT & PRODUCTS - 1.2%
       32,600            Eastman Kodak Co.                                                                     871,724
       45,500            Hasbro, Inc.                                                                          998,270
                             TOTAL LEISURE EQUIPMENT & PRODUCTS                                               1,869,994
                         MACHINERY - 3.4%
       31,100     (1)    AGCO Corp.                                                                            643,459
       17,500            Crane Co.                                                                             545,125
       12,400            Cummins, Inc.                                                                        1,059,456
       16,900     (1)    EnPro Industries, Inc.                                                                513,760
       21,700            Harsco Corp.                                                                         1,307,425
       6,000             NACCO Industries, Inc., Class A                                                       693,600
       14,400            Tecumseh Products Co., Class A                                                        432,000
                             TOTAL MACHINERY                                                                  5,194,825
                         MEDIA - 0.6%
       23,600     (1)    XM Satellite Radio Holdings, Inc., Class A                                            840,868
                         METALS & MINING - 2.7%
       10,900            Cleveland Cliffs, Inc.                                                                792,539
       6,400             Fording Canadian Coal Trust                                                           651,264
       19,400            Peabody Energy Corp.                                                                 1,275,356
       5,000             Phelps Dodge Corp.                                                                    532,250
       8,300             Southern Peru Copper Corp.                                                            424,960
       10,200            United States Steel Corp.                                                             435,030
                             TOTAL METALS & MINING                                                            4,111,399
                         MULTILINE RETAIL - 2.5%
       44,000     (1)    Dollar Tree Stores, Inc.                                                             1,099,560
       18,500            Federated Department Stores, Inc.                                                    1,403,595
       23,800            Penney (J.C.) Co., Inc.                                                              1,336,132
                             TOTAL MULTILINE RETAIL                                                           3,839,287
                         OIL & GAS - 7.1%
       12,600            Amerada-Hess Corp.                                                                   1,485,036
       27,900            Marathon Oil Corp.                                                                   1,628,244
       14,900            Murphy Oil Corp.                                                                      790,296
       13,300            Sunoco, Inc.                                                                         1,672,209
       15,600     (1)    The Houston Exploration Co.                                                           901,524
       24,200            Unocal Corp.                                                                         1,569,370
       21,100            Valero Energy Corp.                                                                  1,746,658
       29,966            XTO Energy, Inc.                                                                     1,051,507
                             TOTAL OIL & GAS                                                                 10,844,844
                         PAPER & FOREST PRODUCTS - 1.3%
       28,800            Georgia-Pacific Corp.                                                                 983,520
       31,400            MeadWestvaco Corp.                                                                    917,508
                             TOTAL PAPER & FOREST PRODUCTS                                                    1,901,028
                         PERSONAL PRODUCTS - 0.6%
       24,200            Estee Lauder Cos., Inc., Class A                                                      947,188
                         REAL ESTATE - 0.5%
       8,700             St. Joe Co.                                                                           708,093
                         ROAD & RAIL - 0.5%
       43,600            Werner Enterprises, Inc.                                                              827,092
                         SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.8%
       16,500     (1)    International Rectifier Corp.                                                         776,325
       17,500     (1)    Lam Research Corp.                                                                    497,875
                             TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                         1,274,200
                         SOFTWARE - 2.9%
       11,300     (1)    Ansys, Inc.                                                                           410,868
       42,600     (1)    Cadence Design System, Inc.                                                           685,434
       14,570     (1)    Electronic Arts, Inc.                                                                 839,232
      141,200     (1)    Novell, Inc.                                                                          858,496
       37,100     (1)    Reynolds & Reynolds Co., Class A                                                     1,038,058
       28,000            Symantec Corp.                                                                        615,160
                             TOTAL SOFTWARE                                                                   4,447,248
                         SPECIALTY RETAIL - 6.4%
       39,900     (1)    CarMax, Inc.                                                                         1,165,878
       20,500     (1)    Chicos Fas, Inc.                                                                      822,255
       22,350     (1)    Gamestop Corp.                                                                        767,723
       46,300            Limited Brands, Inc.                                                                 1,128,794
       30,900            Michaels Stores, Inc.                                                                1,266,900
       40,100            PetSmart, Inc.                                                                       1,192,975
       42,700            Ross Stores, Inc.                                                                    1,131,550
       9,700             Sherwin Williams Co.                                                                  461,817
       11,300     (1)    Urban Outfitters, Inc.                                                                686,023
       25,000     (1)    Williams Sonoma, Inc.                                                                1,104,000
                             TOTAL SPECIALTY RETAIL                                                           9,727,915
                         TEXTILES APPAREL & LUXURY GOODS - 1.0%
       9,000             Reebok International, Ltd.                                                            380,700
       19,100            V.F. Corp.                                                                           1,127,664
                             TOTAL TEXTILES APPAREL & LUXURY GOODS                                            1,508,364
                         THRIFTS & MORTGAGE FINANCE - 0.9%
       9,800             Countrywide Financial Corp.                                                           352,800
       94,830            W Holding Co., Inc.                                                                  1,013,733
                             TOTAL THRIFTS & MORTGAGE FINANCE                                                 1,366,533
                         TOBACCO - 0.3%
       4,700             Reynolds American, Inc.                                                               391,557
                         TRADING COMPANIES & DISTRIBUTORS - 1.1%
       14,800            Fastenal Co.                                                                          971,472
       40,600     (1)    United Rentals, Inc.                                                                  755,160
                             TOTAL TRADING COMPANIES & DISTRIBUTORS                                           1,726,632
                         UNASSIGNED - 4.6%
       75,300            Chemtura Corp.                                                                       1,185,222
       20,000            Graco, Inc.                                                                           764,600
       9,000             Legg Mason, Inc.                                                                      919,350
       27,100            McCormick & Co., Inc.                                                                 942,538
       18,800            Microchip Technology, Inc.                                                            584,116
       30,000            Pacific Sunwear of California                                                         731,700
       22,400            Rockwell Automation, Inc.                                                            1,153,824
       10,200            Zions Bancorp                                                                         729,096
                             TOTAL UNASSIGNED                                                                 7,010,446
                         UTILITIES - 0.3%
       13,200            National Fuel Gas Co. N.J                                                             401,280
                             TOTAL COMMON STOCKS  (IDENTIFIED STOCKS $133,275,612)                           149,699,858
                  (2)    MUTUAL FUND - 1.8%
     2,784,270           MTB Prime Money Market Fund, Institutional Shares  (AT NET ASSET VALUE)              2,784,270
                             TOTAL INVESTMENTS - 100.3%
                         =======================================================================
                             (IDENTIFIED COST
                         $136,059,882)(3)
                                                                                                             152,484,128
                             OTHER ASSETS AND LIABILITIES - NET - (0.3)%                                      (419,739)
                             TOTAL NET ASSETS - 100%                                                 $       152,064,389

    1      Non-income producing security.
    2      Affiliated company.
    3      At July 31, 2005, the cost of investments for federal tax purposes amounts to $136,059,882. The net unrealized appreciation of investments for federal tax purposes was $16,424,246. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,044,792 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,620,546.

====================================================================================================================================

Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




MTB MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal           Description
         Amount                                                                                             Value
                       1
                           COMMERCIAL PAPER --30.7%
 $                         ASSET BACKED--2.4%
       42,000,000          CRC Funding LLC, 3.466%, 9/12/2005                                      $      41,830,950
                           COMMERCIAL BANKS--2.9%
       50,000,000          Citigroup Funding, Inc., 3.478%, 9/21/2005                                     49,754,917
                           CONSUMER FINANCE--7.2%
       75,000,000          American General Finance Corp., 3.364%, 8/26/2005                              74,825,521
       50,000,000          HSBC Finance Corp., 3.541%, 11/2/2005                                          49,547,917
                                TOTAL CONSUMER FINANCE                                                    124,373,438
                           DIVERSIFIED FINANCIAL SERVICES--2.3%
       40,000,000          CIT Group, Inc., 2.981%, 9/13/2005                                             39,860,011
                           FOOD & STAPLES RETAILING--2.9%
       50,000,000          Wal-Mart Stores, Inc., 3.183%, 8/2/2005                                        49,995,597
                           INSURANCE--5.7%
       48,000,000          AIG Funding, Inc., 2.984%, 8/16/2005                                           47,941,200
       50,000,000          Prudential Funding Corp., 3.250%, 8/1/2005                                     50,000,000
                                TOTAL INSURANCE                                                           97,941,200
                           MEDIA--4.4%
       76,000,000          Gannett Co., Inc., 3.098%, 8/10/2005                                           75,941,480
                           OIL GAS & CONSUMABLE FUELS--2.9%
       50,000,000          Chevron Corp., 3.237%, 8/5/2005                                                49,982,055
                                TOTAL COMMERCIAL PAPER
----
                                                                                                          529,679,648

                           GOVERNMENT AGENCIES--28.6%
                           THRIFTS & MORTGAGE FINANCE--28.6%
      100,000,000          Federal Home Loan Mortgage Corp., 3.510%, 10/7/2005                            100,000,000
       75,000,000          FNMA, 3.280%, 12/12/2005                                                       74,091,167
       70,000,000          FNMA, 2.690%, 9/19/2005                                                        69,743,703
       88,000,000          FNMA, 3.226%, 1/9/2006                                                         87,978,063
       75,000,000          FNMA, 3.268%, 9/15/2005                                                        74,996,053
       85,000,000          FNMA, 4.000%, 8/22/2006                                                        84,967,190
                                TOTAL GOVERNMENT AGENCIES                                                 491,776,176
                       2
                           NOTES - VARIABLE--32.1%
                           ASSET BACKED--0.0%
        155,000            Bob Sumerel Tire Co., Inc., 3.490%, 8/4/2005                                     155,000
                           CAPITAL MARKETS--5.1%
       87,500,000          Morgan Stanley, 3.360%, 8/1/2005                                               87,500,000
                           COMMERCIAL BANK -5.1%
       87,000,000          Wells Fargo Bank, N.A., 3.420%, 8/30/2005                                      87,000,000
                           DIVERSIFIED FINANCIAL SERVICES--10.2%
       87,500,000          Canadian Imperial Bank of Commerce, NY, 3.240%, 8/30/2005                      87,489,734
        568,000            Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A.
                           LOC), 3.360%, 8/4/2005                                                           568,000
       87,500,000          General Electric Capital Corp., 3.330%, 9/9/2005                               87,500,000
                                TOTAL DIVERSIFIED FINANCIAL SERVICES                                      175,557,734
                           FINANCIAL SECURITIES--5.1%
       87,000,000          Sigma Finance, Inc., 3.392%, 9/23/2005                                         86,991,677
                           PERSONAL CREDIT--2.5%
       44,000,000          American Express Credit Corp., Series MTN, 3.360%, 8/4/2005                    44,000,336
                           PHARMACEUTICALS--4.1%
       70,000,000          Pfizer, Inc., 3.150%, 8/4/2005                                                 70,000,000
                                TOTAL NOTES - VARIABLE                                                    551,204,747

                           REPURCHASE AGREEMENT--8.6%
      148,738,000          Repurchase agreement with State Street Corp., 3.05%, dated 7/29/2005 to be repurchased at $148,775,804 on 8/1/2005, collateralized  by
                           U.S. Treasury Agency Obligations  with various maturities to
                           11/15/2006, collateral market value $151,714,188                               148,738,000
                                TOTAL INVESTMENTS--100.0%
                           ======================================================================
                                (AT AMORTIZED COST)(3)                                                   1,721,398,571
                                OTHER ASSETS AND LIABILITIES - NET--(0.0)%                                  (329,702)
                                TOTAL NET ASSETS -100%                                             $     1,721,068,869

==========================================================================================================================

        1  Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
        2  Denotes variable rate securities with current rate and next demand rate.
        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

      Investment Valuation - The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company act of 1940, as amended.

The following acronyms are used throughout this portfolio:

FNMA              --Federal National Mortgage Association
LOC(s)            --Letter(s) of Credit
MTN               --Medium Term Note




MTB MULTI CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Shares                                                                                                   Value

                            COMMON STOCKS--99.1%
                            AEROSPACE & DEFENSE--0.9%
        2,300         (1)   AAR Corp.                                                                    $       41,331
        1,200               Applied Signal Technology, Inc.                                                      25,968
        2,200         (1)   KVH Industries, Inc.                                                                 21,692
        11,500              United Technologies Corp.                                                           583,050
                                 TOTAL AEROSPACE & DEFENSE                                                      672,041
                            AIR FREIGHT & LOGISTICS--1.4%
        3,500               C H Robinson Worldwide                                                              218,995
        12,500              United Parcel Service, Inc.                                                         912,125
                                 TOTAL AIR FREIGHT & LOGISTICS                                                 1,131,120
                            AUTO COMPONENTS--0.1%
        6,600               China Yuchai International Ltd.                                                      90,684
                            BEVERAGES--2.6%
        14,500              Coca-Cola Co.                                                                       634,520
        24,500              PepsiCo, Inc.                                                                      1,335,985
        2,200         (1)   The Boston Beer, Inc.                                                                47,696
                                 TOTAL BEVERAGES                                                               2,018,201
                            BIOTECHNOLOGY--4.2%
        2,400         (1)   Affymetrix, Inc.                                                                    112,056
        19,000        (1)   Amgen, Inc.                                                                        1,515,250
        2,000         (1)   Biogen Idec, Inc.                                                                    78,580
      2,066,667       (1)   Calypte Biomedical Corp.                                                            319,091
        3,200         (1)   Digene Corp.                                                                         93,088
        1,600         (1)   Genitope Corp.                                                                       12,720
        16,230        (1)   Gilead Sciences, Inc.                                                               727,266
        33,900        (1)   Halozyme Therapeutics, Inc.                                                          57,630
        3,000         (1)   Medarex, Inc.                                                                        29,250
        7,100         (1)   NPS Pharmaceuticals, Inc.                                                            77,177
        8,400         (1)   Nuvelo, Inc.                                                                         76,860
        11,600        (1)   Protein Design Laboratories, Inc.                                                   264,364
                                 TOTAL BIOTECHNOLOGY                                                           3,363,332
                            BUILDING PRODUCTS--0.3%
        7,600               Masco Corp.                                                                         257,716
                            CAPITAL MARKETS--1.1%
        4,100         (1)   Affiliated Managers Group                                                           292,330
        1,000               Greenhill & Co., Inc.                                                                38,360
        5,000               Lehman Brothers Holding, Inc.                                                       525,650
                                 TOTAL CAPITAL MARKETS                                                          856,340
                            CHEMICALS--0.6%
        8,500               Dow Chemical Co.                                                                    407,575
        7,000         (1)   Zoltek Cos., Inc.                                                                    75,460
                                 TOTAL CHEMICALS                                                                483,035
                            COMMERCIAL BANKS--0.5%
        1,670               Columbia Bancorp                                                                     69,622
        3,288               Placer Sierra Bancshares                                                             97,950
        12,900              UCBH Holdings, Inc.                                                                 235,683
                                 TOTAL COMMERCIAL BANKS                                                         403,255
                            COMMERCIAL SERVICES & SUPPLIES--1.7%
        5,200         (1)   Career Education Corp.                                                              201,708
        2,734         (1)   Casella Waste Systems, Inc.                                                          36,936
        5,400         (1)   Education Management Corp.                                                          187,650
        14,600        (1)   Korn/Ferry International                                                            290,540
        1,900         (1)   Labor Ready, Inc.                                                                    45,049
        7,350         (1)   Laureate Education, Inc.                                                            332,955
        6,800         (1)   Waste Connections, Inc.                                                             244,800
                                 TOTAL COMMERCIAL SERVICES & SUPPLIES                                          1,339,638
                            COMMUNICATIONS EQUIPMENT--5.0%
        1,800         (1)   Arris Group, Inc.                                                                    19,872
        60,000        (1)   Cisco Systems, Inc.                                                                1,149,000
        31,000        (1)   Corning, Inc.                                                                       590,550
        19,300              Harris Corp.                                                                        715,451
        31,000              Motorola, Inc.                                                                      656,580
        2,000         (1)   Netgear, Inc.                                                                        41,420
        17,500              Qualcomm, Inc.                                                                      691,075
        4,500         (1)   Seachange International, Inc.                                                        34,110
        4,600         (1)   Sonus Networks, Inc.                                                                 22,264
        1,600         (1)   Tekelec, Inc.                                                                        26,576
                                 TOTAL COMMUNICATIONS EQUIPMENT                                                3,946,898
                            COMPUTERS & PERIPHERALS--3.8%
         500          (1)   Avid Technology, Inc.                                                                20,575
        23,000        (1)   Dell, Inc.                                                                          930,810
        33,000        (1)   EMC Corp. Mass                                                                      451,770
        12,500        (1)   Electronics for Imaging, Inc.                                                       263,375
        14,500              IBM Corp.                                                                          1,210,170
        3,100         (1)   Novatel Wireless, Inc.                                                               37,293
        7,000         (1)   On Track Innovations Ltd.                                                            98,000
                                 TOTAL COMPUTERS & PERIPHERALS                                                 3,011,993
                            CONSTRUCTION & ENGINEERING--0.4%
        1,400         (1)   Baker Michael Corp.                                                                  32,410
        2,300         (1)   Foster Wheeler Ltd.                                                                  53,130
        3,400         (1)   Mc Dermott International, Inc.                                                       80,546
        5,600         (1)   Shaw Group, Inc.                                                                    107,072
                                 TOTAL CONSTRUCTION & ENGINEERING                                               273,158
                            CONSUMER FINANCE--0.9%
        8,900               Capital One Financial Corp.                                                         734,250
                            CONTAINERS & PACKAGING--0.3%
        9,900         (1)   Pactiv Corp.                                                                        217,998
                            DISTRIBUTORS--0.0%
         600          (1)   WESCO International, Inc.                                                            20,436
                            DIVERSIFIED FINANCIAL SERVICES--3.4%
        4,600               CIT Group, Inc.                                                                     203,044
        13,700        (1)   CapitalSource, Inc.                                                                 268,246
        36,200              IShares Trust                                                                      2,200,620
                                 TOTAL DIVERSIFIED FINANCIAL SERVICES                                          2,671,910
                            DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
        7,000               Alaska Communications System, Inc.                                                   69,090
        1,000         (1)   Archipelago Holdings, Inc.                                                           40,400
                                 TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   109,490
                            ELECTRICAL EQUIPMENT--0.2%
       172,800        (1)   Electric City Corp.                                                                 186,624
                            ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
        5,700               CDW Corp.                                                                           353,400
        3,700         (1)   Calamp, Corp.                                                                        30,377
         700          (1)   Faro Technologies, Inc.                                                              16,576
        5,500         (1)   Gerber Scientific, Inc.                                                              33,110
        4,300         (1)   Global Industries, Inc.                                                              42,183
        15,000        (1)   Jabil Circuit, Inc.                                                                 467,850
        1,800               Nam Tai Electronics                                                                  42,660
        24,200        (1)   Spatialight, Inc.                                                                   147,378
                                 TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                      1,133,534
                            ENERGY EQUIPMENT &  SERVICES--4.7%
        1,200         (1)   Cal Dive International, Inc.                                                         71,064
        16,800              ENSCO International, Inc.                                                           678,384
        3,700         (1)   Grant Prideco, Inc.                                                                 118,770
        10,700        (1)   Grey Wolf, Inc.                                                                      82,069
        15,600        (1)   Nabors Industries Ltd.                                                             1,021,020
        7,000               Schlumberger Ltd.                                                                   586,180
        10,300        (1)   Stolt Offshore SA                                                                   118,553
        3,000               Todco                                                                                92,130
        15,600        (1)   Weatherford International Ltd.                                                      987,168
                                 TOTAL ENERGY EQUIPMENT & SERVICES                                             3,755,338
                            FOOD & STAPLES RETAILING -2.5%
        1,300         (1)   7-Eleven, Inc.                                                                       44,005
        1,600               Nash Finch Co.                                                                       65,968
        12,800              Sysco Corp.                                                                         461,568
        28,500              Wal-Mart Stores, Inc.                                                              1,406,475
                                 TOTAL FOOD & STAPLES RETAILING                                                1,978,016
                            FOOD PRODUCTS--0.5%
        8,000               General Mills, Inc.                                                                 379,200
                            HEALTHCARE EQUIPMENT & SUPPLIES--3.7%
        14,500        (1)   Boston Scientific Corp.                                                             419,775
        12,400        (1)   Cytyc Corp.                                                                         309,504
        19,700        (1)   Edwards Lifesciences Corp.                                                          903,639
         200          (1)   Intuitive Surgical, Inc.                                                             13,880
        8,800         (1)   Kinetic Concepts, Inc.                                                              527,736
        12,000              Medtronic, Inc.                                                                     647,280
        21,800        (1)   Spectral Diagnostics, Inc.                                                           8,807
        1,200         (1)   Sybron Dental Specialties, Inc.                                                      44,100
        1,100         (1)   Syneron Medical Ltd.                                                                 42,405
                                 TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                         2,917,126
                            HEALTHCARE PROVIDERS & SERVICES--5.1%
        1,700         (1)   Amedisys, Inc.                                                                       66,538
        6,600         (1)   Amerigroup Corp.                                                                    228,690
        10,300        (1)   Amsurg Corp.                                                                        288,503
        3,200         (1)   Cerner Corp.                                                                        241,344
        1,300               Cooper Cos., Inc.                                                                    89,310
        2,700         (1)   Emageon, Inc.                                                                        37,530
        15,500        (1)   Express Scripts, Inc., Class A                                                      810,650
        1,300         (1)   LifePoint Hospitals, Inc.                                                            60,788
        11,500        (1)   Pacificare Health Systems                                                           876,300
        5,100         (1)   Pediatrix Medical Group                                                             399,942
        10,400        (1)   Psychiatric Solutions, Inc.                                                         501,072
        1,200         (1)   Sierra Health Services, Inc.                                                         80,928
        10,125        (1)   United Surgical Partners International, Inc.                                        364,601
                                 TOTAL HEALTHCARE PROVIDERS & SERVICES                                         4,046,196
                            HOTELS, RESTAURANTS & LEISURE--1.6%
        7,300         (1)   Bally Total Fitness Holding Corp.                                                    26,280
        6,600         (1)   Benihana, Inc., Class A                                                             131,076
        2,500               CKE Restaurants, Inc.                                                                32,400
        3,300         (1)   Mikohn Gaming Corp.                                                                  46,200
        16,000              Outback Steakhouse, Inc.                                                            745,280
         400                Orient Express Hotels Ltd.                                                           12,812
        4,900               Royal Caribbean Cruises Ltd.                                                        222,705
        1,200         (1)   Sonic Corp.                                                                          36,372
        1,700         (1)   Sunterra Corp.                                                                       23,936
                                 TOTAL HOTELS, RESTAURANTS & LEISURE                                           1,277,061
                            HOUSEHOLD DURABLES--1.5%
        10,700        (1)   Applica, Inc.                                                                        29,746
        4,000         (1)   Comstock Homebuilding Cos., Inc.                                                    112,700
        3,700               Harman International Industries, Inc.                                               318,015
        2,200               Levitt Corp.                                                                         70,466
        3,750         (1)   Toll Brothers, Inc.                                                                 207,825
        33,138              W Holding Co., Inc.                                                                 354,245
        1,800         (1)   WCI Communities, Inc.                                                                61,128
         600                Yankee Candle, Inc.                                                                  18,180
                                 TOTAL HOUSEHOLD DURABLES                                                      1,172,305
                            HOUSEHOLD PRODUCTS--2.6%
        9,500               Colgate-Palmolive Co.                                                               502,930
        2,400         (1)   Energizer Holdings, Inc.                                                            153,360
        25,000              Procter & Gamble Co.                                                               1,390,750
                                 TOTAL HOUSEHOLD PRODUCTS                                                      2,047,040
                            IT SERVICES--0.3%
        4,200         (1)   Cognizant Technology Solutions Corp.                                                206,136
                            INDUSTRIAL CONGLOMERATES--5.3%
        12,200              3M Co.                                                                              915,000
        93,000              General Electric Co.                                                               3,208,500
        1,900               Walter Industries, Inc.                                                              84,569
                                 TOTAL INDUSTRIAL CONGLOMERATES                                                4,208,069
                            INTERNET & CATALOG RETAIL--0.6%
        11,500        (1)   eBay, Inc.                                                                          480,470
                            INTERNET SOFTWARE & SERVICES--1.3%
        4,400         (1)   Cybersource Corp.                                                                    30,800
        2,900         (1)   Digitas, Inc.                                                                        32,712
        1,200         (1)   Openwave System, Inc.                                                                22,260
        32,800        (1)   Verisign, Inc.                                                                      862,968
         800          (1)   Websense, Inc.                                                                       39,872
                                 TOTAL INTERNET SOFTWARE & SERVICES                                             988,612
                            MACHINERY--2.1%
        9,000               Caterpillar, Inc.                                                                   485,190
        19,100              Graco, Inc.                                                                         730,193
        1,700               Greenbrier Cos., Inc.                                                                49,130
        6,350               Harsco Corp.                                                                        382,588
        1,200               Toro Co.                                                                             48,288
                                 TOTAL MACHINERY                                                               1,695,389
                            MEDIA--1.0%
        2,100         (1)   4 Kids Entertainment, Inc.                                                           42,210
        17,500        (1)   Comcast Corp., Class A                                                              537,775
        1,200         (1)   WPT Enterprises                                                                      25,938
        6,000         (1)   XM Satellite Radio Holdings, Inc., Class A                                          213,780
                                 TOTAL MEDIA                                                                    819,703
                            METALS & MINING--1.5%
        4,200               Cleveland Cliffs, Inc.                                                              305,382
        2,900               Fording Canadian Coal Trust                                                         295,104
        3,100               Foundation Coal Holdings, Inc.                                                      103,075
        4,800               Mesabi Trust                                                                         81,504
        3,900         (1)   Oregon Steel Mills, Inc.                                                             86,619
        5,100               Peabody Energy Corp.                                                                335,274
                                 TOTAL METALS & MINING                                                         1,206,958
                            MULTILINE RETAIL--1.4%
        11,400        (1)   Dollar Tree Stores, Inc.                                                            284,886
        13,500              Target Corp.                                                                        793,125
         600                Tuesday Morning Corp.                                                                21,186
                                 TOTAL MULTILINE RETAIL                                                        1,099,197
                            OIL & GAS--4.6%
        1,700         (1)   ATP Oil & Gas Corp.                                                                  47,804
        3,400         (1)   Comstock Resources, Inc.                                                             94,146
        50,500              ExxonMobil Corp.                                                                   2,966,875
        1,800         (1)   Interoil Corp.                                                                       44,280
        7,700         (1)   Petrohawk Energy Corp.                                                               84,854
         900          (1)   Southwestern Energy Co.                                                              49,599
        1,200               Tesoro Petroleum Corp.                                                               57,864
        1,200         (1)   Ultra Petroleum Corp.                                                                45,504
        7,800               XTO Energy, Inc.                                                                    273,702
                                 TOTAL OIL & GAS                                                               3,664,628
                            OIL GAS & CONSUMABLE FUELS--0.9%
        3,200         (1)   Alpha Natural Resources, Inc.                                                        89,600
        2,400         (1)   Bois d'Arc Energy, Inc.                                                              36,624
        1,800               Frontier Oil Corp.                                                                   50,436
        2,500         (1)   James River Coal Co.                                                                117,725
        2,200               Massey Energy Corp.                                                                  95,150
        3,800               Murphy Oil Corp.                                                                    201,552
        2,000               Nordic American Tanker Shipping                                                      91,100
        1,700               Range Resources Corp.                                                                51,918
                                 TOTAL OIL GAS & CONSUMABLE FUELS                                               734,105
                            PERSONAL PRODUCTS--2.0%
        18,700              Estee Lauder Cos., Inc., Class A                                                    731,918
        15,500              Gillette Co.                                                                        831,885
                                 TOTAL PERSONAL PRODUCTS                                                       1,563,803
                            PHARMACEUTICALS--5.8%
        16,000              Abbott Laboratories                                                                 746,080
        1,300         (1)   Connetics Corp.                                                                      24,323
        25,500              Johnson & Johnson                                                                  1,630,980
        12,000              Lilly (Eli) & Co.                                                                   675,840
        2,800         (1)   MGI Pharma, Inc.                                                                     76,440
        24,500              Pfizer, Inc.                                                                        649,250
        17,000              Wyeth                                                                               777,750
                                 TOTAL PHARMACEUTICALS                                                         4,580,663
                            REAL ESTATE--0.2%
        2,300               St. Joe Co.                                                                         187,197
                            ROAD & RAIL--0.3%
        11,100              Werner Enterprises, Inc.                                                            210,567
                            SEMICONDUCTOR  EQUIPMENT & PRODUCTS--3.8%
         600          (1)   Ade Corp.                                                                            14,760
        3,100         (1)   ATI Technologies, Inc.                                                               39,029
        2,600         (1)   Cypress Semiconductor Corp.                                                          37,336
        3,700         (1)   FSI International, Inc.                                                              14,208
         900          (1)   FormFactor, Inc.                                                                     23,526
        2,400         (1)   Integrated Device Technology                                                         27,744
        65,000              Intel Corp.                                                                        1,764,100
        13,000        (1)   International Rectifier Corp.                                                       611,650
        2,000               Intersil Corp.                                                                       38,740
        5,300         (1)   Lam Research Corp.                                                                  150,785
        2,200         (1)   Mattson Technology, Inc.                                                             18,700
        7,400         (1)   Mindspeed Technologies, Inc.                                                         10,582
        5,300         (1)   ON Semiconductor Corp.                                                               30,475
        3,200         (1)   Omnivision Technologies, Inc.                                                        45,216
         900          (1)   Portalplayer                                                                         21,600
        3,300         (1)   RF Micro Devices, Inc.                                                               20,097
        1,800         (1)   Sigmatel, Inc.                                                                       36,054
        3,700         (1)   Silicon Image, Inc.                                                                  43,734
        1,100         (1)   Silicon Laboratories, Inc.                                                           32,197
        2,600         (1)   Skyworks Solutions, Inc.                                                             19,058
                                 TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                      2,999,591
                            SOFTWARE--5.3%
        3,800         (1)   Ansys, Inc.                                                                         138,168
        10,500        (1)   Cadence Design Systems, Inc.                                                        168,945
        9,900         (1)   Electronic Arts, Inc.                                                               570,240
        3,200         (1)   Intervoice Brite, Inc.                                                               28,000
        8,700         (1)   Micromuse, Inc.                                                                      49,155
        87,000              Microsoft Corp.                                                                    2,228,070
        35,500        (1)   Novell, Inc.                                                                        215,840
        7,300         (1)   Opsware, Inc.                                                                        40,880
        36,000        (1)   Oracle Corp.                                                                        488,880
        2,700         (1)   Quest Software, Inc.                                                                 38,475
        1,200         (1)   Salesforce Company, Inc.                                                             28,260
        2,200         (1)   Sonic Solutions                                                                      42,240
        7,200         (1)   Symantec Corp.                                                                      158,184
        3,200         (1)   Tibco Software, Inc.                                                                 24,608
         600          (1)   Witness System, Inc.                                                                 11,706
                                 TOTAL SOFTWARE                                                                4,231,651
                            SPECIALTY RETAIL--5.9%
        1,300         (1)   Aeropostale                                                                          38,805
        11,900        (1)   CarMax, Inc.                                                                        347,718
        5,300         (1)   Chicos Fas, Inc.                                                                    212,583
        1,800         (1)   Dress Barn, Inc.                                                                     43,884
        7,650         (1)   GameStop Corp.                                                                      262,778
        2,800         (1)   Gymboree Corp.                                                                       47,264
         600          (1)   Hibbett Sporting Goods, Inc.                                                         24,018
        24,500              Home Depot, Inc.                                                                   1,065,995
        7,300               Lowe's Cos., Inc.                                                                   483,406
        8,200               Michaels Stores, Inc.                                                               336,200
        9,800         (1)   Pacific Sunwear of California                                                       239,022
        27,300              PetSmart, Inc.                                                                      812,175
        11,200              Ross Stores, Inc.                                                                   296,800
        2,900         (1)   Urban Outfitters, Inc.                                                              176,059
        6,400         (1)    Williams-Sonoma, Inc.                                                              282,624
                                 TOTAL SPECIALTY RETAIL                                                        4,669,331
                            TEXTILES APPAREL & LUXURY GOODS--0.1%
        2,300         (1)   Quiksilver, Inc.                                                                     38,617
                            THRIFTS & MORTGAGE FINANCE--0.2%
        4,600               Commercial Capital Bancorp, Inc.                                                     91,264
        2,600               Countrywide Financial Corp.                                                          93,600
                                 TOTAL THRIFTS & MORTGAGE FINANCE                                               184,864
                            TOBACCO--1.2%
        14,000              Altria Group, Inc.                                                                  937,440
                            TRADING COMPANIES & DISTRIBUTORS--0.5%
        3,500               Fastenal Co.                                                                        229,740
        10,400        (1)   United Rentals, Inc.                                                                193,440
                                 TOTAL TRADING COMPANIES & DISTRIBUTORS                                         423,180
                            UNASSIGNED--3.7%
        2,300               Legg Mason, Inc.                                                                    234,945
        19,000              McCormick Co. Inc.                                                                  660,820
        4,800               Microchip Technology, Inc.                                                          149,136
        4,000         (1)   Nextel Communications                                                               139,200
        15,800              Rockwell Automation                                                                 813,858
        13,000              Texas Instruments, Inc.                                                             412,880
        4,500         (1)   Zimmer Holdings                                                                     370,620
        2,600               Zions Bancorp                                                                       185,848
                                 TOTAL UNASSIGNED                                                              2,967,307
                                 TOTAL COMMON STOCKS (IDENTIFIED COST $72,970,042)                             78,591,413
                      (2)   MUTUAL FUND---1.4%
      1,083,805             MTB Prime Money Fund, Institutional Shares ( NET ASSET VALUE)                      1,083,805
                            TOTAL INVESTMENTS---100.5%
  ------------------        (IDENTIFIED COST $74,053,847)(3)
                                                                                                         $     79,675,218
                            OTHER ASSETS AND LIABILITIES---NET--(0.5)%                                    $     (357,127)
                            TOTAL NET ASSETS--100%                                                        $     79,318,091

====================================================================================================================================

        1  Non-income producing.
        2  Affiliated company.
        3 At July 31, 2005, the cost of investments for federal tax purposes was $74,053,847. The net unrealized appreciation of investments for federal tax purposes was $5,621,371. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,637,435 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,016,064.

Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2005.

      Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB NEW YORK MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                           MUNICIPAL BONDS--99.0%(1)
                           GUAM--0.5%
 $      375,000            Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%,
                           9/1/2031                                                                    $       424,031
                           NEW YORK--87.4%
        200,000            Albany, NY, Housing Authority, Revenue Bonds, 5.20% (Key Bank, N.A.
                           LOC), 12/1/2013                                                                     208,850
        150,000            Albany, NY, Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A.
                           LOC), 12/1/2018                                                                     156,349
        200,000            Albany, NY, Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A.
                           LOC), 12/1/2028                                                                     207,632
        435,000            Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue
                           Yield: 4.79%), 7/15/2008                                                            451,952
        500,000            Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue
                           Yield: 5.75%), 7/15/2025                                                            535,250
        500,000            Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA
                           Collateralized Home Mortgage Program)/(GNMA Collateralized Home
                           Mortgage Program COL), 9/1/2021                                                     550,035
        50,000             Broome County, NY, Certificate of Participation, 5.25% (MBIA
                           Insurance Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022                       50,601
        200,000            Buffalo, NY ,Municipal Water Finance Authority Water System Revenue,
                           Refunding Revenue Bonds (Series B), 5.00% (FGIC INS), 7/1/2007                      207,926
        915,000            Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%),
                           9/1/2032                                                                            982,390
       1,000,000           Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield:
                           4.999%), 11/1/2034                                                                 1,021,560
        750,000            Chemung County, NY, IDA, 5.00% (Arnot Ogden Medical Center)/(Original
                           Issue Yield: 5.02%), 11/1/2034                                                      766,170
       1,355,000           East Rochester, NY, Housing Authority, Refunding Revenue Bonds,
                           6.125% (Original Issue Yield: 5.375%), 4/20/2043                                   1,500,148
        305,000            East Rochester, NY, Housing Authority, Revenue Bonds, (Series A),
                           5.05% (St. John's Health Care Corp.)/(FHA INS), 8/1/2007                            309,380
        185,000            Erie County, NY, Water Authority Improvement & Extension, Revenue
                           Bonds, 5.75% (Original Issue Yield: 5.783%), 12/1/2008                              193,811
        50,000             Erie County, NY, Water Authority, (Series A), 6.00% (AMBAC
                           INS)/(Original Issue Yield: 7.25%), 12/1/2008                                       52,875
       1,000,000           Geneva, NY, Revenue Bonds, (Project A), 5.375%, 2/1/2033                           1,068,670
        125,000            Holiday Square Housing Development Corp., NY, Section 8 Assisted
                           Project, 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original
                           Issue Yield: 5.943%), 1/15/2024                                                     125,120
        50,000             Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue
                           Yield: 5.70%), 4/1/2012                                                             51,018
       1,000,000           Mahopac, NY, CSD, GO UT (Series C), Bonds, 5.30% (Original Issue
                           Yield: 5.35%), 6/1/2018                                                            1,090,930
        500,000            Monroe County, NY, IDA, Civic Facilities Revenue Bond, 5.00%
                           (Highland Hospital Rochester Project), 8/1/2025                                     511,825
       1,000,000           Montgomery County, NY, IDA, Revenue Bonds, (Series A), 5.00% (XL
                           Capital Assurance Inc. INS), 7/1/2029                                              1,051,010
        870,000            Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds,
                           (Series A) , 5.00% (Original Issue Yield: 5.40%), 1/15/2010                         907,071
        250,000            Nassau County, NY, (Series S), 5.125% (AMBAC INS)/(Original Issue
                           Yield: 5.35%), 3/1/2013                                                             261,030
        500,000            Nassau County, NY, GO, (Series F), 7.00% (FSA INS), 3/1/2010                        576,205
        500,000            Nassau County, NY, Special Tax, 5.75% (Original Issue Yield: 5.18%),
                           11/15/2013                                                                          560,065
        980,000            New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.50%
                           (HUD Section 8 GTD)/(Original Issue Yield: 6.803%), 12/1/2014                      1,092,220
        175,000            New York City, NY, Educational Construction Fund, Refunding Revenue
                           Bonds, (Series A), 3.00% (MBIA Insurance Corp. INS), 4/1/2009                       173,822
       1,000,000           New York City, NY, Health and Hospitals Corp., (Series A), 5.45%
                           (Original Issue Yield: 5.48%), 2/15/2026                                           1,047,720
       1,000,000           New York City, NY, IDA, Revenue Bonds, 6.00% (Terminal One Group
                           Association)/(Original Issue Yield: 6.40%), 1/1/2015                               1,014,420
       1,000,000           New York City, NY, Municipal Water Finance Authority, (Series C),
                           5.125% (Original Issue Yield: 5.43%), 6/15/2033                                    1,046,500
       1,000,000           New York City, NY, Municipal Water Finance Authority, Fiscal 2004-C
                           Revenue Bonds, 5.00% (AMBAC INS), 6/15/2035                                        1,051,540
       1,000,000           New York City, NY, Municipal Water Finance Authority, Revenue Bonds,
                           5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.855%),
                           6/15/2027                                                                          1,058,300
        305,000            New York City, NY, Transitional Finance Authority, 5.75%, 11/1/2011                 341,936
        695,000            New York City, NY Transitional Finance Authority, 5.75%, 11/1/2011                  768,746
       1,000,000           New York City, NY, Transitional Finance Authority, Future Tax Secured
                           Bonds (2003 Series E), 5.00%, 2/1/2033                                             1,043,520
        135,000            New York City, NY, Transitional Finance Authority, Refunding Revenue
                           Bonds, 5.50% (Original Issue Yield: 4.62%), 2/1/2013                                149,236
       1,500,000           New York City, NY, Transitional Finance Authority, Revenue Bonds -
                           Public Imps., Refunding Notes, 5.00% (Original Issue Yield: 5.04%),
                           2/1/2031                                                                           1,566,255
        875,000            New York City, NY, Transitional Finance Authority, Revenue Bonds,
                           5.75%, 2/15/2015                                                                    967,041
        230,000            New York City, NY, GO UT (Series I) Bonds, 6.25% (Original Issue
                           Yield: 5.85%), 4/15/2006                                                            235,607
        250,000            New York City, NY, GO UT (Series A), 4.00%, 11/1/2008                               256,322
       1,300,000           New York City, NY, GO UT - When Issued, negotiated, 5.00%, 8/1/2024                1,368,497
        500,000            New York City, NY, GO UT, Bonds, (Series 2000A), 5.75% (Original
                           Issue Yield: 5.79%), 5/15/2018                                                      560,785
       1,110,000           New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25%
                           (Original Issue Yield: 5.30%), 6/1/2025                                            1,140,059
        425,000            New York State Dormitory Authority, (Series C), 7.375% (Original
                           Issue Yield: 7.471%), 5/15/2010                                                     490,446
       1,575,000           New York State Dormitory Authority, (Series C), 7.375% (Original
                           Issue Yield: 7.471%), 5/15/2010                                                    1,738,202
        750,000            New York State Dormitory Authority, FHA Insured Mortgage Ellis
                           Hospital Revenue Bonds, 5.05% (FHA INS), 8/15/2024                                  790,103
       1,000,000           New York State Dormitory Authority, Health, Hospital, Nursing Home
                           Improvement Revenue Bonds, 5.10% (AMBAC INS), 2/1/2019                             1,041,450
       1,205,000           New York State Dormitory Authority, Lenox Hill Hospital Obligation
                           Group, 5.75%, 7/1/2015                                                             1,304,159
        980,000            New York State Dormitory Authority, Prerefunded Revenue Bonds 2005
                           Mental Health (Series D), 5.125% (Original Issue Yield: 5.33%),
                           8/15/2017                                                                          1,034,008
        500,000            New York State Dormitory Authority, Refunding Revenue Bonds, (Series
                           A), 4.625% (Presbyterian Hospital)/(AMBAC INS), 8/15/2005                           500,425
        300,000            New York State Dormitory Authority, Refunding Revenue Bonds, (Series
                           A), 5.50% (Obligated Group)/(MBIA Insurance Corp. INS), 7/1/2011                    323,904
        20,000             New York State Dormitory Authority, Refunding Revenue Bonds, (Series
                           B), 5.25% (Original Issue Yield: 5.75%), 5/15/2019                                  22,196
        250,000            New York State Dormitory Authority, Refunding Revenue Bonds, 4.20%
                           (Hamilton College)/(MBIA Insurance Corp. INS)/(Original Issue Yield:
                           4.25%), 7/1/2010                                                                    259,853
        500,000            New York State Dormitory Authority, Refunding Revenue Bonds, 5.00%
                           (Millard Fillmore Hospital)/(AMBAC INS)/(Original Issue Yield:
                           5.05%), 8/1/2005                                                                    500,065
       1,000,000           New York State Dormitory Authority, Refunding Revenue Bonds, 5.30%
                           (Cornell University)/(Original Issue Yield: 5.40%), 7/1/2008                       1,038,470
       1,000,000           New York State Dormitory Authority, Revenue Bonds, (Series J), 5.00%
                           (Brookdale Hospital Medical Center)/(AMBAC INS)/(Original Issue
                           Yield: 5.10%), 2/15/2010                                                           1,056,970
        100,000            New York State Dormitory Authority, Revenue Bonds, (Series A), 4.00%
                           (St. Barnabas Hospital)/(AMBAC INS), 8/1/2012                                       101,836
        125,000            New York State Dormitory Authority, Revenue Bonds, (Series D), 4.70%
                           (Original Issue Yield: 4.75%), 8/15/2007                                            129,131
        200,000            New York State Dormitory Authority, Revenue Bonds, 4.00%, 7/1/2012                  203,568
        160,000            New York State Dormitory Authority, Revenue Bonds, 5.85% (Arden
                           Hill)/(FHA INS), 8/1/2026                                                           172,322
        360,000            New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley
                           Health System)/(FHA INS), 8/1/2026                                                  384,818
       3,000,000           New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013                3,747,810
       1,000,000           New York State Dormitory Authority, Refunding Revenue Bonds, 5.30%
                           (Rochester, NY)/(MBIA Insurance Corp. INS)/(Original Issue Yield:
                           5.475%), 7/1/2017                                                                  1,054,380
       1,000,000           New York State Dormitory Authority, Rochester University, 5.125%,
                           7/1/2039                                                                           1,048,470
       1,000,000           New York State Dormitory Authority, United Health Services, 5.375%
                           (AMBAC INS)/(Original Issue Yield: 5.573%), 8/1/2027                               1,068,430
        10,000             New York State Dormitory Authority, Unrefunded Revenue Bonds, 2005
                           Mental Health, (Series D), 5.125% (Original Issue Yield: 5.33%),
                           8/15/2017                                                                           10,511
        500,000            New York State Environmental Facilities Corp. State Clean Water and
                           Drinking Water, Refunding Revenue Bonds, (Series C), 4.30%, 6/15/2011               524,535
       1,000,000           New York State Environmental Facilities Corp. State Clean Water and
                           Drinking Water, Revolving Revenue Bonds , 5.00%, 6/15/2016                         1,076,000
        430,000            New York State Environmental Facilities Corp., 5.00%, 10/15/2015                    461,631
        400,000            New York State Environmental Facilities Corp., 5.875%, 1/15/2017                    443,268
        75,000             New York State Environmental Facilities Corp., Refunding Revenue
                           Bonds, 5.20% (Original Issue Yield: 5.20%), 5/15/2014                               82,825
        145,000            New York State Environmental Facilities Corp., Revenue Bonds, (Series
                           A), 3.50%, 4/15/2011                                                                146,027
       1,040,000           New York State Environmental Facilities Corp., Revenue Bonds, 5.85%,
                           1/15/2015                                                                          1,075,547
        25,000             New York State Environmental Facilities Corp., Solid Waste Disposal
                           Revenue Bonds, (Series A), 5.70% (Occidental Petroleum
                           Corp.)/(Original Issue Yield: 5.75%), 9/1/2028                                      25,059
        15,000             New York State HFA, (Series A), 6.90%, 8/15/2007                                    15,038
       1,000,000           New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue
                           Yield: 7.748%), 8/15/2017                                                          1,024,240
        395,000            New York State HFA, Refunding Revenue Bonds, (Series A), 4.65% (MBIA
                           Insurance Corp. INS), 11/1/2007                                                     409,200
        40,000             New York State HFA, Refunding Revenue Bonds, 7.90% (United States
                           Treasury COL), 11/1/2006                                                            41,502
        635,000            New York State HFA, Service Contract Obligation Revenue Bonds,
                           (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010                     672,687
        365,000            New York State HFA, Service Contract Obligation Revenue Bonds,
                           (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010                     379,589
        885,000            New York State HFA, Service Contract Obligation Revenue Bonds,
                           (Series 1995 A), 6.375% (Original Issue Yield: 6.45%), 9/15/2015                    948,304
        865,000            New York State Mortgage Agency, Refunding Revenue Bonds, 5.70%
                           (Original Issue Yield: 5.70%), 4/1/2011                                             900,863
        480,000            New York State Mortgage Agency, (Series 67), 5.80% (Original Issue
                           Yield: 5.799%), 10/1/2028                                                           491,256
        145,000            New York State Mortgage Agency, Revenue Bonds, (Series, MBIA), 5.875%
                           (MBIA Insurance Corp. INS), 10/1/2015                                               147,378
        300,000            New York State Mortgage Agency, Refunding Revenue Bonds, (Series 53),
                           5.25%, 10/1/2006                                                                    306,555
        130,000            New York State Thruway Authority - Highway and Bridge Trust Fund,
                           Revenue Bonds, (Series B), 2.00%, 4/1/2006                                          129,255
       1,000,000           New York State Thruway Authority, (Series 1999A), 5.125% (New York
                           State Thruway Authority - Highway and Bridge Trust Fund)/(Original
                           Issue Yield: 4.601%), 4/1/2011                                                     1,071,630
       1,000,000           New York State Thruway Authority, (Series 2000A) , 6.25% (New York
                           State Thruway Authority - Highway and Bridge Trust Fund)/(FSA INS),
                           4/1/2011                                                                           1,133,340
       1,000,000           New York State Thruway Authority, (Series 2000A), 6.00% (New York
                           State Thruway Authority - Highway and Bridge Trust Fund)/(Original
                           Issue Yield: 5.69%), 4/1/2015                                                      1,124,780
       1,000,000           New York State Thruway Authority, (Series F), 5.00% (AMBAC LOC),
                           1/1/2030                                                                           1,057,300
        250,000            New York, NY City Industrial Agency, Refunding Revenue Bonds, 2.00%
                           (FSA INS), 11/15/2006                                                               247,408
        500,000            New York, NY, City Industrial Agency, Revenue Bonds , 5.00% (XL
                           Capital Assurance Inc. INS), 6/1/2035                                               531,730
        25,000             Niagara Falls, NY, Bridge Commission, (Series B), 5.25% (FGIC
                           INS)/(Original Issue Yield: 5.35%), 10/1/2015                                       27,655
       1,000,000           North Babylon Union Free School District, NY, (Series A), 5.50% (FGIC
                           INS)/(Original Issue Yield: 5.57%), 2/15/2017                                      1,095,630
        240,000            Oneida County, NY, Industrial Development Agency Revenue, Refunding
                           Revenue Bonds, 5.00% (Presbyterian Home Center, NY)/(Marine Midland
                           Banks, Inc. INS), 3/1/2007                                                          246,302
        255,000            Oneida County, NY, Industrial Development Agency Revenue, Refunding
                           Revenue Bonds, 5.00% (Presbyterian Home Center, NY)/(Marine Midland
                           Banks, Inc. INS), 3/1/2008                                                          264,649
        85,000             Onondaga County, NY, IDA, University and College Improvements Revenue
                           Bonds, 5.00%, 3/1/2009                                                              88,525
       1,580,000           Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%),
                           7/15/2019                                                                          1,690,584
        100,000            Oriskany, NY, Central School District, Refunding GO UT, 4.00% (FGIC
                           INS), 6/15/2006                                                                     101,141
        250,000            Plattsburgh, NY, GO UT, 4.60% (FGIC INS), 11/15/2011                                263,480
        160,000            Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2024                    174,237
        305,000            Rondout Valley, NY, Central School District Accord,  Refunding GO UT,
                           Notes, 4.25% (FSA INS), 3/1/2010                                                    319,329
       1,000,000           Sales Tax Asset Receivable Corp., 5.00% (MBIA Global Funding LLC
                           LOC), 10/15/2023                                                                   1,073,570
        155,000            Schenectady, NY IDA, (Series A), 5.45% (Union College)/(AMBAC
                           INS)/(Original Issue Yield: 5.467%), 12/1/2029                                      170,044
        300,000            Schenectady, NY,  Metroplex Development Authority Revenue, Revenue
                           Bonds, (Series A), 4.00%, 12/15/2006                                                303,432
       1,000,000           TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%,
                           7/15/2027                                                                          1,064,660
        500,000            Tobacco Settlement Financing Corp., NY, (Series A), 5.00%, 6/1/2011                 509,520
       1,430,000           Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original
                           Issue Yield: 4.00%), 6/1/2016                                                      1,545,401
        400,000            Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds
                           (Series C-1), 5.25% (New York State), 6/1/2013                                      421,900
        440,000            Tobacco Settlement Financing Corp., NY, Revenue Bonds, (Series C-1),
                           5.50%, 6/1/2010                                                                     440,968
        250,000            Tobacco Settlement Financing Corp., NY, Revenue Bonds, (Series B-1),
                           3.125% (Original Issue Yield: 3.21%), 6/1/2009                                      248,383
        550,000            Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center
                           Project)/(FHA INS), 2/1/2017                                                        569,366
        280,000            Tompkins, NY, Health Care Corp., 10.80% (FHA INS), 2/1/2028                         317,246
        640,000            Triborough Bridge & Tunnel Authority, NY, (Series A), 5.00% (Original
                           Issue Yield: 5.24%), 1/1/2027                                                       665,798
       3,500,000           Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding
                           Revenue Bonds, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc.
                           LOC)/(Original Issue Yield: 6.20%), 1/1/2021                                       4,349,275
        285,000            Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds,
                           6.75% (Original Issue Yield: 6.821%), 1/1/2009                                      307,675
        425,000            Utica, NY, IDA Civic Facility, (Series A), Revenue Bond, 5.50%
                           (Munson Williams Proctor), 7/15/2029                                                451,928
        320,000            Utica, NY, IDA Civic Facility, (Series A), 5.375% (Munson Williams
                           Proctor)/(Original Issue Yield: 5.45%), 7/15/2019                                   342,570
        510,000            Utica, NY, GO UT, 5.50%, 8/15/2013                                                  554,671
        175,000            Warren County, NY, GO UT, 4.00% (FGIC INS), 7/15/2014                               179,842
       1,000,000           Webster, NY, CSD, GO UT, 5.125% (FGIC INS)/(Original Issue Yield:
                           5.40%), 6/15/2019                                                                  1,084,930
                                TOTAL NEW YORK                                                               79,641,584
                           PUERTO RICO--8.1%
        550,000            Commonwealth of Puerto Rico, GO UT, 7.00%, 7/1/2010                                 643,511
       1,750,000           Puerto Rico Commonwealth Highway & Transportation Authority, Revenue
                           Bonds - Refunding Bonds, Fuel Sales Tax Revenue, 5.00% (MBIA
                           Insurance Corp. INS), 9/15/2018                                                    1,898,488
       2,690,000           Puerto Rico Electric Power Authority, (Series LL), 5.50% (MBIA
                           Insurance Corp. LOC), 7/1/2019                                                     3,134,711
       1,390,000           Puerto Rico Highway and Transportation Authority, Refunding Revenue
                           Bonds, (Series Y), 6.25% (MBIA Insurance Corp. INS), 7/1/2014                      1,671,864
        25,000             Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds,
                           5.10% (American Home Products Corp.)/(Original Issue Yield: 5.30%),
                           12/1/2018                                                                           25,668
                                TOTAL PUERTO RICO                                                             7,374,242
                           SOUTH CAROLINA--0.6%
        500,000            Tobacco Settlement Revenue Management Authority, SC, (Series B),
                           6.375% (Original Issue Yield: 6.48%), 5/15/2030                                     586,110
                           VIRGINIA--0.3%
        250,000            Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.50%
                           (Original Issue Yield: 5.625%), 6/1/2026                                            263,880
                           WISCONSIN--2.1%
       1,780,000           Badger, WI Tobacco Asset Securitization Corp., Refunding Revenue
                           Bonds, 6.125%, 6/1/2027                                                            1,917,487
                                TOTAL MUNICIPAL BONDS (IDENTIFIED COST $86,825,072)                          90,207,334

                           SHORT-TERM MUNICIPALS--0.9%
                           NEW YORK--0.9%
        800,000            Port Authority of New York and New Jersey, Adjustable Versatile
                           Structure Obligation, (Series 2), Daily VRDNs (JPMorgan Chase Bank,
                           N.A. LIQ) (AT AMORTIZED COST)                                                       800,000
                                TOTAL MUNICIPAL INVESTMENTS---99.9%
                           ======================================================================
                                 (IDENTIFIED COST $87,625,072)(2)                                      $     91,007,334
                                OTHER ASSETS AND LIABILITIES--NET--0.1%                                  $       68,126
                                TOTAL NET ASSETS---100%                                                $     91,075,460

====================================================================================================================================

        1  At July 31, 2005, 5.1% of the total investments at market value were subject to alternative minimum tax.
        2  The cost of investments for federal tax purposes amounts to $87,600,120.  The net unrealized appreciation of investments on a federal tax basis amounts to
           $3,407,214. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,619,240 and net unrealized depreciation from investments for those securities having an excess of cost over value of $ 212,026.

Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2005.

            Investment Valuation -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which may vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00p.m., Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
CAPMAC            --Capital Municipal Assurance Corporation
COL               --Collateralized
CSD               --Central School District
FGIC              --Financial Guaranty Insurance Corporation
FHA               --Federal Housing Administration
FNMA              --Federal National Mortgage Association
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HFA               --Housing Finance Authority
IDA               --Industrial Development Authority
INS               --Insured
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
PCA               --Pollution Control Authority
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes




MTB NY TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                          SHORT-TERM MUNICIPALS--99.6%(1)
                          NEW YORK--99.6%
 $     5,000,000          Ardsley, NY, Union Free School District, 3.75% Bonds (State Aid
                          Withholding LOC), 6/16/2006                                                  $      5,045,927
       1,750,000          Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain
                          Valley Physicians Hospital Medical Center)/(Radian Asset Assurance
                          INS)/(Key Bank, N.A. LIQ)                                                           1,750,000
       1,755,000          Dutchess County, NY, IDA, (Series 1998-A), Weekly VRDNs (Marist
                          College)/(Bank of New York LOC)                                                     1,755,000
        910,000           Erie County, NY, IDA, (Series 1998), Weekly VRDNs (B & G Properties
                          LLC)/(HSBC Bank USA LOC)                                                             910,000
       1,515,000          Erie County, NY, IDA, (Series 2002: Civic Facility Revenue Bonds),
                          Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)                                    1,515,000
       4,500,000          Fayetteville-Manlius, NY, Central School District, (UT GO), 3.00%
                          Bonds, 6/24/2006                                                                    4,510,966
       2,350,000          Herkimer County, NY, IDA, Civic Facility Revenue Bonds, (Series 2000),
                          Weekly VRDNs (Templeton Foundation)/(Key Bank, N.A. LOC)                            2,350,000
       4,000,000          Herricks, NY, Union Free School District, 3.25% Bonds (State Aid
                          Withholding LOC), 12/1/2005                                                         4,014,224
       5,000,000          Marlboro, NY, CSD, 3.75% BANs, 4/13/2006 (State Aid Withholding LOC)                5,028,828
       3,500,000          Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly
                          VRDNs (FSA INS)/(WestLB AG (GTD) LIQ)                                               3,500,000
       4,505,000          Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly
                          VRDNs (FSA INS)/(Dexia Credit Local LIQ)                                            4,505,000
       4,000,000          Monroe County, NY, IDA, (Series 2005), Weekly VRDNs (St. John Fisher
                          College)/(Bank of America N.A. LIQ)/(Radian Group, Inc. INS)                        4,000,000
       3,600,000          New York City, NY, IDA, (Series 2000), Weekly VRDNs (National Center
                          on Addiction and Substance Abuse at Columbia University)/(JPMorgan
                          Chase Bank, N.A. LOC)                                                               3,600,000
       1,800,000          New York City, NY, IDA, Revenue Bonds Weekly VRDNs (Children's
                          Oncology Society)/(Bank of New York LOC)                                            1,800,000
       1,400,000          New York City, NY, Municipal Water Finance Authority Daily VRDNs (FGIC
                          INS)/(FGIC Securities Purchase, Inc. LIQ)                                           1,400,000
       1,100,000          New York City, NY, Municipal Water Finance Authority, (Series 2001
                          F-2), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)                                  1,100,000
       1,000,000          New York City, NY, Municipal Water Finance Authority, (Series 5),
                          2.47% CP (Bayerische Landesbank (GTD), Landesbank Hessen-Thueringen
                          (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 9/13/2005                         1,000,000
       3,600,000          New York City, NY, Municipal Water Finance Authority, (Series C),
                          Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                         3,600,000
        230,000           New York City, NY, Municipal Water Finance Authority, (Series F),
                          Daily VRDNs (Bayerische Landesbank LIQ)                                              230,000
       1,500,000          New York City, NY, Transitional Finance Authority, (1999 Subseries
                          A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)                               1,500,000
       1,400,000          New York City, NY, Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC)                     1,400,000
       2,400,000          New York City, NY, (1994 Series A-4), Daily VRDNs (Landesbank Baden
                          LOC)                                                                                2,400,000
       2,800,000          New York City, NY, (1994 Series A-5), Daily VRDNs (KBC Bank N.V. LOC)               2,800,000
       3,300,000          New York City, NY, (1994 Series H-2), Daily VRDNs (MBIA Insurance
                          Corp. INS)/(Wachovia Bank N.A. SA LIQ)                                              3,300,000
       1,200,000          New York City, NY, (1994 Series H-4), Weekly VRDNs (AMBAC
                          INS)/(Kredietbank NV SA)                                                            1,200,000
       1,300,000          New York City, NY, (1995 Series B-4), Daily VRDNs (MBIA Insurance
                          Corp. INS)/(Landesbank Hessen-Thueringen (GTD) SA)                                  1,300,000
       2,000,000          New York City, NY, (1995 Series F-2), Weekly VRDNs (Toronto Dominion
                          LOC)                                                                                2,000,000
       1,475,000          New York City, NY, (1995 Series F-4), Weekly VRDNs (Landesbank
                          Hessen-Thueringen (GTD) LOC)                                                        1,475,000
       3,565,000          New York City, NY, (Series B), 6.10% Bonds, 8/15/2005                               3,570,495
       5,460,000          New York State Dormitory Authority, Mental Health Services, (2003
                          Subseries D-2D), Weekly VRDNs (New York State)/(AMBAC INS)/(Landesbank
                          Baden-Wuerttemberg (GTD) LIQ)                                                       5,460,000
       1,140,000          New York State Dormitory Authority, (Series F-1), 4.00% Bonds,
                          2/15/2006                                                                           1,150,142
       4,000,000          New York State HFA Weekly VRDNs (Special Surgery Hospital)/(JPMorgan
                          Chase Bank, N.A. LOC)                                                               4,000,000
       4,200,000          New York State HFA, Service Contract Revenue Bonds, (2003 Series B),
                          Weekly VRDNs (BNP Paribas SA LOC)                                                   4,200,000
       4,900,000          New York State Local Government Assistance Corp., (Series 1993A),
                          Weekly VRDNs (Bayerische Landesbank (GTD), Westdeutsche Landesbank
                          (GTD) LOCs)                                                                         4,900,000
       2,142,000          New York State Local Government Assistance Corp., (Series 1995B),
                          Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)                                     2,142,000
       2,000,000          New York State Power Authority, 2.15% TOBs (Dexia Credit Local LIQ),
                          Optional Tender 9/1/2005                                                            2,000,000
       1,780,000          New York, NY, 5.75% Bonds, 2/1/2006 (@101.5)                                        1,833,737
       2,628,000          Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs (Christian
                          Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)                              2,628,000
       1,130,000          Orange County, NY, IDA, (Series 2002), Weekly VRDNs (Horton Medical
                          Center)/(FSA INS)/(Bank of America N.A. LIQ)                                        1,130,000
       2,655,000          Pittsford, NY Central School District, 3.00% BANs (State Aid
                          Withholding LOC), 10/14/2005                                                        2,661,342
       1,000,000          Port Authority of New York and New Jersey, Adjustable Versatile
                          Structure Obligation, (Series 3), Daily VRDNs (JPMorgan Chase Bank,
                          N.A. LIQ) 1,000,000
       4,000,000          Port Authority of New York and New Jersey, Equipment Note Agreement
                          (Series 2002-2), Weekly VRDNs                                                       4,000,000
       1,500,000          Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs (Altaire
                          Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)                             1,500,000
       5,000,000          Rockland County, NY, Tax Anticipation Note, 3.50% TANs, 3/23/2006                   5,029,683
       2,120,000          Seneca County, NY, IDA, (Series 2000), Weekly VRDNs (Kidspeace
                          National Centers of New York, Inc.)/(Key Bank, N.A. LOC)                            2,120,000
       1,725,000          Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs (Maryhaven
                          Center of Hope)/(Key Bank, N.A. LOC)                                                1,725,000
       4,600,000          Triborough Bridge & Tunnel Authority, NY, Weekly VRDNs (Dexia Credit
                          Local LIQ)                                                                          4,600,000
       1,200,000          Triborough Bridge & Tunnel Authority, NY, (Series 2001B), Weekly VRDNs
                          (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                   1,200,000
       2,800,000          Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs
                          (Bayerische Landesbank LIQ)/(AMBAC INS)                                             2,800,000
        490,000           Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds.
                          (Series 2000D) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)              490,000
       1,504,355          Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly
                          VRDNs (Consumers Union of United States, Inc.)/(AMBAC INS)/(Bank of
                          New York LIQ)                                                                       1,504,355
                               TOTAL MUNICIPAL  INVESTMENTS ---99.6%
                          =======================================================================
                               (AT AMORTIZED COST)(2)                                                  $     130,634,699
                               OTHER ASSETS AND LIABILITIES---0.4%                                     $       514,593
                               TOTAL NET ASSETS----100%                                                $     131,149,292

====================================================================================================================================

        1 At July 31, 2005, 1.8% of the total investments at market value were subject to alternative minimum tax (percentage is unaudited).
        2  Also represents cost for federal tax purposes.

        Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2005

      Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
BANs              --Bond Anticipation Notes
CSD               --Central School District
CP                --Commercial Paper
FGIC              --Financial Guaranty Insurance Company
FSA               --Financial Security Assurance
GO                --General Obligation
GTD               --Guaranteed
HFA               --Housing Finance Authority
IDA               --Industrial Development Authority
IDRB              --Industrial Development Revenue Bond
INS               --Insured
LIQ               --Liquidity Agreement
LOC(s)            --Letter(s) of  Credit
TANs              --Tax Anticipation Notes
TOBs              --Tender Option Bonds
VRDNs             --Variable Rate Demand Notes




MTB PENNSYLVANIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal          Description
        Amount                                                                                                 Value

                     (1)  MUNICIPAL BONDS--99.2%
                          Pennsylvania--95.9%
 $     1,185,000          Adams County, PA, GO UT Refunding Notes, 5.30% (FGIC INS)/(Original Issue
                          Yield: 5.42%), 11/15/2019                                                     $     1,302,125
       2,150,000          Allegheny County, PA, IDA, Refunding Revenue Bond, 6.70%, 12/1/2020                 2,187,087
       2,500,000          Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00%
                          (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024                 2,765,400
       4,000,000          Allegheny County, PA, GO, (Series C-52), 5.25% (FGIC INS)/(Original Issue
                          Yield: 5.50%), 11/1/2021                                                            4,383,240
       1,210,000          Belle Vernon, PA, Area School District, GO UT, 6.00% (FGIC INS)/(Original
                          Issue Yield: 6.09%), 4/1/2021                                                       1,330,189
       1,655,000          Berks County, PA, Vocational Technical School Authority, Revenue Bond,
                          5.00% (MBIA Insurance Corp. INS), 6/1/2014                                          1,810,388
       1,000,000          Blair County, PA, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield:
                          3.45%), 8/1/2007                                                                    1,040,870
        750,000           Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, Mandatory
                          Put, 5.40%, 11/1/2011 (Series 1995)/(USX Corp.)/( Wachovia Bank N.A. LOC)            817,883
       1,000,000          Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood
                          Village)/
                          --------------------------------------------------------------------------
                          (Original Issue Yield: 6.12%), 10/1/2027                                            1,071,270
       4,775,000          Bucks County, PA, IDA, Revenue Bonds, 10.00%, 5/15/2019                             7,765,057
       1,000,000          Butler County, PA, IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield:
                          6.00%), 7/15/2011                                                                   1,136,440
       1,070,000          Charleroi, PA, Area School District, (Series C), 5.75% (FGIC
                          INS)/(Original Issue Yield: 5.90%), 10/1/2014                                       1,176,379
       1,300,000          Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS),
                          10/1/2017                                                                           1,441,843
        30,000            Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS),
                          10/1/2017                                                                            33,273
        965,000           Chester County, PA ,HEFA, Refunding Revenue Bonds, 5.50% (Chester County
                          Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%),
                          7/1/2007                                                                             995,880
       1,675,000          Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County
                          Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%),
                          7/1/2010                                                                            1,731,347
       1,985,000          Chester County, PA ,HEFA, Refunding Revenue Bonds, 5.625% (MBIA Insurance
                          Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009                                  2,051,775
       2,250,000          Chester County, PA, HEFA, Revenue Bonds, 5.625% (Immaculata
                          College)/(Radian Asset Assurance INS), 10/15/2027                                   2,415,960
       2,000,000          Chester County, PA, HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson
                          Health System)/
                          --------------------------------------------------------------------------
                          (Original Issue Yield: 5.63%), 5/15/2027                                            2,081,080
       2,500,000          Commonwealth of Pennsylvania, GO UT, 5.00% (Original Issue Yield 2.12%),
                          7/1/2008                                                                            2,638,475
       2,000,000          Commonwealth of Pennsylvania, GO UT, 5.25% (Original Issue Yield: 4.69%),
                          10/15/2008                                                                          2,133,720
       1,475,000          Commonwealth of Pennsylvania, GO UT, 5.00% (Original Issue Yield 5.05%),
                          8/1/2016                                                                            1,571,436
       3,000,000          Commonwealth of Pennsylvania, GO UT, 6.00% (Original Issue Yield: 5.96%),
                          1/15/2018                                                                           3,370,230
        910,000           Dauphin County, PA, General Authority, Revenue Refunding Bonds, 5.20%
                          (Pinnacle Health System)/(MBIA Insurance Corp. INS)/(Original Issue
                          Yield: 5.30%), 5/15/2009                                                             948,011
       1,200,000          Delaware County, PA, Authority, Dunwoody Village, 6.25% (Original Issue
                          Yield: 6.45%), 4/1/2030                                                             1,271,592
       4,500,000          Delaware County, PA,  5.125%, 11/15/2016                                            4,689,360
       1,135,000          Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds,
                          Pre-refunded, 5.25% (Original Issue Yield: 4.66%), 7/1/2018                         1,258,511
        865,000           Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds,
                          Un-refunded,  5.25% (Original Issue Yield: 4.66%), 7/1/2018                          934,113
       1,500,000          Downingtown Area School District, PA,  GO UT , 5.25% (FSA INS), 4/1/2014            1,629,735
       1,365,000          Greater Johnstown, PA, School District, GO UT, 5.00% (FGIC INS), 2/1/2009           1,453,425
        710,000           Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (MBIA Insurance
                          Corp. INS)/
                          --------------------------------------------------------------------------
                          (Original Issue Yield: 4.749%), 2/1/2007                                             729,298
       2,650,000          Hempfield, PA, School District, GO UT, (Series B), 5.00% (FGIC INS),
                          10/15/2018                                                                          2,869,129
       1,300,000          Indiana County, PA, IDA, (Series A), 5.875% (AMBAC INS)/(Original Issue
                          Yield: 6.04%), 11/1/2029                                                            1,348,464
       1,500,000          Indiana County, PA, IDA, 6.00% (MBIA Insurance Corp. INS), 6/1/2006                 1,540,875
       4,000,000          Lancaster County, PA, Solid Waste Management, (Series B), 5.375% (AMBAC
                          LOC)/(Original Issue Yield: 5.05%), 12/15/2015                                      4,307,560
       2,000,000          Lancaster County, PA, (Series A), 5.60% (FGIC INS)/(Original Issue Yield:
                          5.65%), 5/1/2012                                                                    2,205,340
       1,155,000          Mercer County, PA, GO UT, 5.50%, 10/1/2018                                          1,275,085
       1,215,000          Mercer County, PA, GO UT, 5.50%, 10/1/2019                                          1,341,324
        500,000           Montgomery County, PA, Higher Education & Health Authority College,
                          Revenue Bonds, 5.70% (Connie Lee LOC)/(Original Issue Yield: 5.80%),
                          4/1/2010                                                                             519,350
       3,000,000          Montgomery County, PA, Higher Education & Health Authority Hospital,
                          Revenue Bonds, 7.25% (Original Issue Yield: 7.40%), 12/1/2019                       3,266,760
       1,275,000          Montgomery County, PA, Higher Education & Health Authority Hospital,
                          Revenue Refunding Bonds, 5.50% (Holy Redeemer Health Care)/(AMBAC INS),
                          10/1/2008                                                                           1,347,356
       1,000,000          Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series
                          1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue
                          Yield: 5.98%), 11/15/2017                                                           1,043,990
       1,850,000          Montgomery County, PA, IDA, Revenue Bonds, 5.25% (Original Issue Yield:
                          5.48%), 11/15/2028                                                                  1,890,552
       1,885,000          Montgomery County, PA, 5.375%, 7/15/2013                                            2,026,846
       1,765,000          North Allegheny, PA, School District, GO UT, 5.50% (FGIC INS), 11/1/2010            1,948,613
       2,410,000          Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC
                          INS)/(Original Issue Yield: 6.80%), 9/1/2019                                        2,911,280
       1,940,000          Pennsylvania State Higher Education Facilities Authority, Refunding
                          Revenue Bonds, 5.50% (St. Joseph's University)/(Radian Asset Assurance
                          INS), 12/15/2015                                                                    2,113,281
       2,600,000          Pennsylvania State Higher Education Facilities Authority, Refunding
                          Revenue Bonds, 5.60% (Original Issue Yield: 5.60%), 11/1/2022                       2,757,742
        550,000           Pennsylvania State Higher Education Facilities Authority, Revenue Bonds,
                          5.00% (York College of Pennsylvania)/(FGIC INS), 11/1/2020                           587,114
        500,000           Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC
                          INS), 7/1/2013                                                                       560,990
       1,010,000          Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC
                          INS)/(Original Issue Yield: 5.20%), 7/1/2006                                        1,039,805
       1,990,000          Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC
                          INS)/(Original Issue Yield: 5.20%), 7/1/2006                                        2,049,083
       5,500,000          Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC
                          INS)/(Original Issue Yield: 4.77%), 6/1/2013                                        6,137,230
       1,000,000          Pennsylvania State University, Refunding Revenue Bonds, 5.25% (Original
                          Issue Yield: 4.67%), 8/15/2016                                                      1,127,370
       1,335,000          Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017                       1,455,884
       1,500,000          Pennsylvania State University, (Series A), 5.00%, 9/1/2019                          1,612,710
       2,500,000          Perkiomen Valley School District, PA, GO UT, 5.00% (Original Issue Yield:
                          4.82%), 4/1/2028                                                                    2,624,025
       1,000,000          Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield:
                          4.50%), 10/1/2010                                                                   1,088,010
       2,000,000          Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield:
                          5.45%), 10/1/2030                                                                   2,127,940
       1,000,000          Philadelphia, PA, IDA, Refunding Revenue Bonds, 4.75% (Original Issue
                          Yield: 4.84%), 8/15/2008                                                            1,002,870
       2,100,000          Philadelphia, PA, IDA, Refunding Revenue Bonds, 5.20%, 6/15/2018                    2,125,641
       1,365,000          Philadelphia, PA, IDA, Revenue Bonds, 6.00% (Philadelphia, PA)/(MBIA
                          Insurance Corp. INS), 2/15/2007                                                     1,428,336
       1,280,000          Philadelphia, PA, Health & Educational Facilities, Refunding Revenue
                          Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 4.40%), 5/1/2014                    1,409,562
       1,350,000          Philadelphia, PA, Health & Educational Facilities, Refunding Revenue
                          Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 4.53%), 5/1/2015                    1,491,251
       2,000,000          Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC
                          INS)/(Original Issue Yield: 5.25%), 8/1/2013                                        2,111,660
       1,900,000          Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds,
                          5.625% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.81%), 6/15/2009          2,066,706
       3,000,000          Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds,
                          6.25% (MBIA Insurance Corp. INS), 8/1/2007                                          3,193,350
       2,150,000          Philadelphia, PA, Water & Wastewater System, Revenue Refunding Bonds,
                          6.25% (MBIA Insurance Corp. INS), 8/1/2008                                          2,343,694
       1,000,000          Philadelphia, PA, GO UT, 5.25% (FSA INS)/(Original Issue Yield: 4.59%),
                          9/15/2015                                                                           1,080,960
       3,000,000          Philadelphia, PA, Refunding GO UT Bonds , 5.125% (FGIC INS), 5/15/2014              3,212,880
       3,000,000          Pittsburgh, PA, Auditorium Authority, Refunding Revenue Bonds, 5.25%
                          (AMBAC INS)/
                          --------------------------------------------------------------------------
                          (Original Issue Yield: 5.155%), 2/1/2017                                            3,235,320
       2,355,000          Scranton, PA, Parking Authority, Refunding Revenue Bonds, 5.00%
                          (Scranton, PA School District)/(FGIC INS)/(Original Issue Yield: 4.92%),
                          9/15/2033                                                                           2,469,429
       2,000,000          Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue
                          Bonds, 5.625% (Mercy Health Care Systems)/(MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 5.75%), 1/1/2016                                        2,105,221
        500,000           Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds,
                          5.25% (FGIC INS), 3/1/2013                                                           537,140
       1,000,000          Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Original
                          Issue Yield: 4.65%), 9/15/2020                                                      1,088,450
       1,015,000          Tredyffrin Township, PA, GO UT Unrefunded Balance, 5.25% (Original Issue
                          Yield: 5.60%), 11/15/2017                                                           1,043,258
       1,000,000          Tredyffrin-Easttown, PA, School District, GO UT, 5.00% (Original Issue
                          Yield: 3.92%), 2/15/2009                                                            1,062,780
       3,535,000          Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds, 5.00%,
                          2/15/2015                                                                           3,889,702
       1,515,000          West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid
                          Withholding GTD), 4/15/2016                                                         1,630,367
       1,000,000          West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid
                          Withholding GTD), 4/15/2018                                                         1,070,500
                               TOTAL  PENNSYLVANIA                                                      $    154,888,177
                          Puerto Rico--3.3%
       5,000,000          Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00%
                          (FGIC INS), 7/1/2022                                                                5,373,900
                               TOTAL MUNICIPAL INVESTMENTS--- 99.2%
                               (IDENTIFIED COST $152,819,127)(2)                                             160,262,077
                               OTHER ASSETS AND LIABILITIES --- NET --- 0.8%                                  1,354,516
                               TOTAL NET ASSETS --- 100%                                                $    161,616,593

===================================================================================================================================

        1 At July 31, 2005, the Fund holds no securities that are subject to federal alternative minimum tax (AMT).
        2 At July 31, 2005, the cost of investments for federal tax purposes was $152,646,554. The net unrealized appreciation of investments for federal tax purposes was $7,615,523. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,881,610 and net unrealized depreciation from investments for those securities having an excess of cost over value of $266,087.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

         Investment Valuations - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

     The following acronyms are used throughout this portfolio:

    AMBAC        --American Municipal Bond Assurance Corporation
    FGIC         --Financial Guaranty Insurance Company
    FSA          --Financial Security Assurance
    GO           --General Obligation
    GTD          --Guaranteed
    HEFA         --Health and Education Facilities Authority
    IDA          --Industrial Development Authority
    INS          --Insured
    LOC          --Letter of Credit
    UT           --Unlimited Tax
    VRDNs        --Variable Rate Demand Notes





MTB PA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

    Principal
    Amount                                                                                                          Value

                      SHORT-TERM MUNICIPALS--99.0%(1)
                      PENNSYLVANIA--99.0%
 $  500,000           Abington, PA, School District, 5.10% Bonds, PRF 4/1/2006 (@100)                        $       507,502
    700,000           Allegheny County, PA ,HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA
                      LIQ)/(FNMA LOC)                                                                                700,000
    1,250,000         Allegheny County, PA ,Higher Education Building Authority, (Series 1998),
                      Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD)
                      SA)                                                                                           1,250,000
    600,000           Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National
                      City Bank, Pennsylvania LOC)                                                                   600,000
    500,000           Allegheny County, PA , IDA, 1.85% TOBs (Children's Museum of
                      Pittsburgh)/(PNC Bank, N.A. LOC), Mandatory Tender 10/1/2005                                   500,000
    1,000,000         Allegheny County, PA, IDA, Refunding Revenue Bonds, 4.00% TOBs (PNC Bank,
                      N.A. LOC), Mandatory Tender 7/1/2006                                                          1,011,197
    165,000           Allentown, PA ,Commercial and IDA, (Series 1999), Daily VRDNs (Diocese of
                      Allentown)/(Wachovia Bank N.A. LOC)                                                            165,000
    900,000           Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate,
                      Inc.)/(ABN AMRO Bank NV, New York LOC)                                                         900,000
    1,300,000         Chester County, PA, IDA, (Series of 2001), Daily VRDNs (Archdiocese of
                      Philadelphia)/(Wachovia Bank N.A. LOC)                                                        1,300,000
    750,000           Corry, PA,  Area School District, Refunding Revenue Bonds, 5.00% Bonds (FGIC
                      INS), 12/15/2005                                                                               757,729
    1,700,000         Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly VRDNs
                      (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)                                                1,700,000
    460,000           Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC
                      INS)/(BNP Paribas Securities Corp. SA)                                                         460,000
    800,000           Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs                                  800,000
    430,000           Delaware County, PA ,IDA, Refunding Revenue Bonds Weekly VRDNs                                 430,000
    500,000           Delaware County, PA ,IDA, Revenue Bonds Weekly VRDNs                                           500,000
    500,000           Delaware County, PA ,IDA, Scott Paper Co. Weekly VRDNs                                         500,000
    275,000           Downingtown, PA, 3.00% Bonds (FSA INS), 1/15/2006                                              276,116
    675,000           Erie County, PA, Hospital Authority, (Series 1998B), Daily VRDNs (Hamot
                      Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania SA)                           675,000
    235,000           Harrisburg, PA, Water Authority, Refunding Revenue Bond, (Series A), Weekly
                      VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                                          235,000
    500,000           Lakeview, PA, School District, 5.50% Bonds (FGIC INS), PRF 8/1/2005 (@100)                     500,000
    690,000           Lancaster, PA, Higher Education Authority, (Series 1997), Weekly VRDNs
                      (Franklin and Marshall College Project)/(JPMorgan Chase Bank, N.A. LIQ)                        690,000
    200,000           Lehigh County, PA, General Purpose Authority Daily VRDNs (AMBAC INS) (JP
                      MorganChase LIQ)                                                                               200,000
    1,205,000         Lehigh County, PA General Purpose Authority, (Series B), Daily VRDNs (MBIA
                      Insurance Corp. LOC)                                                                          1,205,000
    300,000           New Castle, PA, Area Hospital Authority, (Series 1996), Weekly VRDNs
                      (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)                                     300,000
    900,000           Northampton County, PA, IDA Weekly VRDNs (Bank of America LOC)                                 900,000
    1,200,000         Pennsylvania State Higher Education Facilities Authority, (Series 2002B),
                      Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (GTD) LOC)                     1,200,000
    300,000           Pennsylvania State Higher Education Facilities Authority, (Series O), 3.25%
                      TOBs (National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005                        300,835
    625,000           Pennsylvania State Higher Education Facilities Authority, College &
                      University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges and
                      Universities)/(PNC Bank, N.A. LOC), Mandatory Tender 4/1/2006                                  625,000
    1,700,000         Pennsylvania State Turnpike Commission, (Series Q of 1998), Daily VRDNs
                      (Westdeutsche Landesbank Gironzentrale LIQ)/( Bayerische Landesbank
                      LIQ)/(Landesbank Baden Wuerttemberg)                                                          1,700,000
    600,000           Pennsylvania State University, (Series 2002), Weekly VRDNs (Westdeutsche
                      Landesbank LIQ)
                      -----------------------------------------------------------------------------
                                                                                                                     600,000
    400,000           Pennsylvania State University, (Series A), Weekly VRDNs (JPMorgan Chase
                      Bank, N.A. LIQ)/(GO of University LOC)                                                         400,000
    450,000           Pennsylvania State, GO UT, BONDS, 5.00% Bonds (AMBAC INS), PRF 11/15/2005
                      (@101.5)                                                                                       460,477
    500,000           Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia
                      and JPMorgan Chase Bank, N.A. LOCs)/ (KBC Bank N.V. LIQ)                                       500,000
    500,000           Philadelphia, PA, Water & Wastewater System, (Series B), Weekly VRDNs (KBC
                      Bank N.V. LIQ)/(AMBAC LOC)                                                                     500,000
    800,000           South Fork Municipal Authority, PA, (Series A), Daily VRDNs (Conemaugh
                      Health System)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LOC)                          800,000
    535,000           Southcentral PA, General Authority, (Series 2005A), Weekly VRDNs (Wellspan
                      Health Obligated Group)/(AMBAC INS)/(Citibank NA, New York LIQ)                                535,000
    500,000           Spring Ford, PA, School District, UT GO, 3.00% Bonds (FSA INS), 9/1/2005                       500,373
    400,000           State Public School Building Authority, PA, (Series F), 5.50% Bonds
                      (Westmoreland County, PA Commnuity College)/(MBIA Insurance Corp. INS),
                      10/15/2005 (@100)                                                                              403,042
    240,000           University of Pittsburgh, (Series 2000B), Weekly VRDNs  (Lloyds TSB Bank PLC
                      LIQ)                                                                                           240,000
    300,000           University of Pittsburgh, (Series B), Weekly VRDNs (DEXIA LIQ)                                 300,000
                           TOTAL MUNICIPAL INVESTMENTS--99.0%
                      =============================================================================
                            (AT AMORTIZED COST)(2)                                                           $     26,127,271
                           OTHER ASSETS AND LIABILITIES---NET--1.0%                                           $       272,725
                           TOTAL NET ASSETS---100%                                                           $     26,399,996

==========================================================================================================================
        1 At July 31, 2005, the Fund held no securities that were subject to the federal alternative minimum tax. 2 Also represents cost for federal tax purposes.


Note:       The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuations- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
FGIC              --Financial Guaranty Insurance Company
FNMA              --Federal National Mortgage Association
FSA               --Financial Security Assurance
GO                --General Obligation
GTD               --Guaranteed
HDA               --Hospital Development Authority
IDA               --Industrial Development Authority
INS               --Insured
LIQ               --Liquidity Agreement
LOC(s)            --Letter(s) of  Credit
PRF               --Prerefunded
TOBs              --Tender Option Bonds
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes



MTB PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal          Description
         Amount                                                                                               Value

                     (1)  COMMERCIAL PAPER--39.4%
                          ASSET-BACKED--2.6%
  $    8,000,000          CRC Funding LLC, 3.450%, 9/12/2005                                            $     7,967,800
                          COMMERCIAL BANKS--3.2%
       10,000,000         Citigroup Funding, Inc., 3.460%, 9/21/2005                                          9,950,983
                          CONSUMER FINANCE--9.3%
       14,000,000         American General Finance Corp., 3.350%, 8/26/2005                                  13,967,431
       15,000,000         HSBC Finance Corp., 3.500%, 11/2/2005                                              14,864,375
                               TOTAL CONSUMER FINANCE                                                   $    28,831,806
                          DIVERSIFIED FINANCIAL SERVICES--2.1%
       6,500,000          CIT Group, Inc., 2.930%, 9/13/2005                                                  6,477,252
                          FOOD & STAPLES RETAILING--4.5%
       14,000,000         Wal-Mart Stores, Inc., 3.170%, 8/2/2005                                            13,998,767
                          INSURANCE--8.7%
       12,000,000         AIG Funding, Inc., 2.940%, 8/16/2005                                               11,985,300
       15,000,000         Prudential Funding Corp., 3.250%, 8/1/2005                                         15,000,000
                               TOTAL INSURANCE                                                          $    26,985,300
                          MEDIA--4.5%
       14,000,000         Gannett Co., Inc., 3.080%, 8/10/2005                                               13,989,220
                          OIL GAS & CONSUMABLE FUELS--4.5%
       14,000,000         Chevron Corp., 3.230%, 8/5/2005                                                    13,994,976
                               TOTAL COMMERCIAL PAPER                                                   $    122,196,104

                          GOVERNMENT AGENCIES--25.1%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--4.8%
       15,000,000         3.510%, 10/7/2005                                                                  15,000,000
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.3%
       15,000,000         2.280%, 12/12/2005                                                                 14,818,233
       10,000,000         2.690%, 9/19/2005                                                                   9,963,386
       12,000,000         3.226%, 1/9/2006                                                                   11,997,009
       11,000,000         3.268%, 9/15/2005                                                                  10,999,421
       15,000,000         4.000%, 8/22/2006                                                                  14,994,210
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                              $    62,772,259
                               TOTAL GOVERNMENT AGENCIES                                                $    77,772,259

                     (2)  NOTES - VARIABLE--25.4%
                          CAPITAL MARKETS--4.0%
       12,500,000         Morgan Stanley, 3.360%, 8/1/2005                                                   12,500,000
                          COMMERCIAL BANKS--4.2%
       13,000,000         Wells Fargo Bank, N.A., 3.420%, 8/30/2005                                          13,000,000
                          DIVERSIFIED FINANCIAL SERVICES--8.1%
       12,500,000         Canadian Imperial Bank of Commerce, NY, 2.330%, 8/30/2005                          12,498,533
       12,500,000         General Electric Capital Corp., 3.330%, 9/13/2005                                  12,500,000
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                     $    24,998,533
                          FINANCIAL SERVICES--3.9%
       12,000,000         Sigma Finance, Inc., 3.470%, 9/23/2005                                             11,998,852
                          PERSONAL CREDIT--2.0%
       6,000,000          American Express Credit Corp., (Series MTN), 3.360%, 8/9/2005                       6,000,046
                          PHARMACEUTICALS--3.2%
       10,000,000         Pfizer, Inc., 3.150%, 8/4/2005                                                     10,000,000
                               TOTAL NOTES - VARIABLE                                                   $    78,497,431

                          REPURCHASE AGREEMENT--10.1%
       31,167,000         Repurchase agreement with State Street Corp., 3.050%, dated 7/29/2005, to be repurchased at $31,174,922 on 8/1/2005, collateralized by a U. S.
                          Treasury Agency Obligation with maturity of  11/15/2006, collateral
                          market value $31,794,550 (at amortized cost)                                  $    31,167,000
                               TOTAL INVESTMENTS --- 100.0%
                               (AT AMORTIZED COST) (3)                                                  $    309,632,794
                               OTHER ASSETS AND LIABILITIES --- NET --- (0.0)%                                (150,071)
                               TOTAL NET ASSETS --- 100%                                                $    309,482,723

====================================================================================================================================

        1  Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
        2  Denotes variable rate securities with current rate and next demand date.
        3  Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

         Investment Valuation- The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



     The following acronyms are used throughout this portfolio:

    LLC          --Limited Liability Corporation
    MTN          --Medium Term Note




MTB SHORT DURATION GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal          Description
       Amount or
        Shares                                                                                                  Value

                          COLLATERALIZED MORTGAGE OBLIGATIONS--50.8%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--6.2%
 $     7,576,146          (Series 2617-GW), REMIC, 3.500%, 6/15/2016                                     $     7,420,532
       1,044,159          (Series 2676-NA), REMIC, 4.000%, 3/15/2014                                           1,043,543
       1,243,687          (Series 2672-NU), REMIC, 5.000%, 8/15/2008                                           1,244,334
       2,012,206          (Series 1638-E), REMIC, 6.250%, 4/15/2023                                            2,022,830
        323,225           (Series 1154-GB), REMIC, 8.000%, 10/15/2006                                           323,939
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   12,055,178
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.5%
       2,703,522          (Series 2003-86-QN), REMIC, 3.500%, 4/25/2009                                        2,692,086
        178,741           (Series 1992-43-E), REMIC, 7.500%, 4/25/2022                                          182,964
        43,628            (Series 1991-4-G), REMIC, 8.250%, 1/25/2006                                           43,863
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                     2,918,913
                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--43.1%
       6,051,649          (Series 2004-39-XF), REMIC, 3.659%, 8/16/2005                                        6,044,024
        301,089           (Series 2003-75-YM), REMIC, 4.000%, 10/20/2021                                        300,688
       1,134,709          (Series 2003-7-ON), REMIC, 4.000%, 1/16/2028                                         1,127,844
       8,092,372          (Series 0370C-MW), REMIC, 4.000%, 7/20/2033                                          8,010,720
       2,199,338          (Series 2004-26-HJ), REMIC, 4.000%, 5/1/2034                                         2,168,987
       1,445,033          (Series 0386D-BJ), REMIC, 4.250%, 7/20/2027                                          1,438,501
       5,332,235          (Series 2004-62-PA), REMIC, 4.500%, 6/20/2028                                        5,302,695
       3,213,311          (Series 2003-101-BE), REMIC, 4.500%, 2/20/2029                                       3,173,305
       8,235,531          (Series 2004-65-PA), REMIC, 4.500%, 9/1/2034                                         8,161,912
       5,065,858          (Series 0476B-VE), REMIC, 5.000%, 9/17/2015                                          5,039,161
       6,805,253          (Series 0520-VA), REMIC, 5.000%, 6/16/2016                                           6,743,393
       7,825,052          (Series 2004-38-NA), REMIC, 5.000%, 12/20/2027                                       7,834,286
      10,000,000          (Series 2005-44-PC), REMIC, 5.000%, 12/20/2033                                      10,067,200
       9,887,935          (Series 2003-10-PV), REMIC, 5.500%, 1/20/2014                                       10,015,588
       8,813,991          (Series 0454A-LA), REMIC, 5.500%, 9/20/2025                                          8,865,905
                               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                 84,294,209
                               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                               (IDENTIFIED COST $101,224,680)                                                 99,268,300

                          CORPORATE BONDS--0.3%
                          COMMERCIAL BANK--0.1%
        150,000           Wells Fargo & Co. Floating Rate Note, 3.450%, 9/6/2005                                150,082
                          COMPUTERS & PERIPHERALS--0.0%
        100,000           IBM Corp., 4.375%, 6/1/2009                                                           99,902
                          DIVERSIFIED FINANCIAL SERVICES--0.1%
        100,000           CIT Group, Inc., 6.500%, 2/7/2006                                                     101,259
        100,000           Citigroup, Inc., 6.625%, 9/15/2005                                                    100,372
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                             201,631
                          IT SERVICES--0.1%
        100,000           First Data Corp., 6.375%, 12/15/2007                                                  104,467
                          PERSONAL CREDIT--0.0%
        100,000           American Express Credit Corp. Floating Rate Note, 3.557%, 8/15/2005                   100,168
                               TOTAL CORPORATE BONDS (IDENTIFIED COST $658,053)                                 656,250

                          GOVERNMENT AGENCIES--28.4%
                          FEDERAL FARM CREDIT SYSTEM--1.5%
       3,000,000          3.900%, 6/16/2008                                                                    2,951,490
                          FEDERAL HOME LOAN BANK SYSTEM--11.8%
       5,000,000          1.930%, 4/10/2006                                                                    4,929,000
       5,000,000          2.040%, 10/14/2005                                                                   4,986,150
       3,000,000          3.750%, 11/21/2008                                                                   2,969,130
       5,000,000          4.540%, 8/1/2007                                                                     5,003,550
        150,000           4.875%, 5/15/2007                                                                     151,858
       5,000,000          5.375%, 2/15/2006                                                                    5,042,300
                               TOTAL FEDERAL HOME LOAN BANK SYSTEM                                            23,081,988
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--15.0%
       5,000,000          1.875%, 2/15/2006                                                                    4,950,950
       7,000,000          3.100%, 5/27/2008                                                                    6,787,760
        100,000           4.000%, 9/12/2007                                                                     99,181
        300,000           5.250%, 1/15/2006                                                                     302,073
      11,775,000          6.250%, 3/5/2012                                                                    12,070,081
       5,000,000          6.375%, 8/1/2011                                                                     5,092,750
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   29,302,795
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
        100,000           5.875%, 2/2/2006                                                                      101,061
                               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $55,949,297)                        55,437,334

                          MORTGAGE BACKED SECURITIES--5.2%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--5.0%
       9,565,091          3.500%, 1/1/2009                                                                     9,439,597
        59,394            6.000%, 8/1/2006                                                                      59,878
        347,955           9.000%, 4/1/2016                                                                      367,906
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                    9,867,381
                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
        16,689            8.500%, 2/15/2017                                                                     18,105
        23,971            8.500%, 7/15/2021                                                                     26,215
        91,965            8.500%, 7/15/2021                                                                     100,400
        45,878            8.500%, 1/15/2023                                                                     50,172
                               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                   194,892
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
        149,838           9.000%, 6/1/2022                                                                      162,691
                               TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $10,430,605)                 10,224,964

                          U.S. TREASURY--14.7%
                          U.S. TREASURY BOND--1.2%
       2,000,000          5.375%, 2/15/2031                                                                    2,272,180
                          U.S. TREASURY NOTES--13.5%
       6,000,000          1.625%, 2/28/2006                                                                    5,927,340
        100,000           2.000%, 5/15/2006                                                                     98,586
       6,000,000          2.250%, 4/30/2006                                                                    5,931,120
        100,000           2.250%, 2/15/2007                                                                     97,484
       4,000,000          2.750%, 7/31/2006                                                                    3,955,640
        100,000           2.750%, 8/15/2007                                                                     97,578
        200,000           3.250%, 8/15/2007                                                                     197,094
      10,150,000          4.000%, 3/15/2010                                                                   10,089,709
        100,000           5.625%, 2/15/2006                                                                     101,055
                               TOTAL U.S. TREASURY NOTES                                                      26,495,606
                               TOTAL U.S. TREASURY (IDENTIFIED COST $28,931,999)                              28,767,786

                          MUTUAL FUND--0.5%
        927,623           SSGA Money Market Fund (AT NET ASSET VALUE)                                           927,623
                               TOTAL INVESTMENTS --- 99.9%
                               (IDENTIFIED COST $198,122,257)(1)                                              195,282,257
                               OTHER ASSETS AND LIABILITIES --- NET --- 0.1%                                    236,069
                               TOTAL NET ASSETS --- 100%                                                 $    195,518,326

==========================================================================================================================
        1  At July 31, 2005, the cost of investments for federal tax purposes was $198,172,619. The net unrealized depreciation of investments for federal tax purposes was $2,890,362. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,630 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,922,992.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

       Investment Valuation - Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

     The following acronym is used throughout this portfolio:

    REMIC        --Real Estate Mortgage Investment Conduit




MTB SHORT TERM CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal           Description
      Amount or
        Shares                                                                                                 Value

                          ADJUSTABLE RATE MORTGAGES--0.0%
 $       302              FNMA ARM 399251, 4.190%, 9/01/2027 (IDENTIFIED COST $302)                    $         303

                          ASSET-BACKED SECURITIES--1.9%
       771,820            Green Tree Home Improvement Loan Trust 1996-F, Class HIB, 7.250%,
                          11/15/2027                                                                           773,348
       533,671            Student Loan Marketing Association, Class A2, 4.170%, 10/25/2010                     539,218
        86,116            Whole Auto Loan Trust 2002-1, Class A3, 2.600%, 8/15/2006                             86,092
                               TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,393,122)                     1,398,658

                          COLLATERALIZED MORTGAGE OBLIGATIONS--4.9%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--3.3%
       743,434            (Series 2603C), Class TB, 4.000%, 11/15/2015                                         742,237
       752,741            (Series 2628C), Class QH, 4.000%, 12/15/2021                                         746,772
       205,382            (Series 1614), Class J, 6.250%, 11/15/2022                                           205,825
       675,458            (Series 1920), Class H, 7.000%, 1/15/2012                                            701,092
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   2,395,926
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.5%
       417,871            (Series 93140), Class H, 6.500%, 3/25/2013                                           419,492
                          WHOLE LOAN CMO--1.1%
       798,336            Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.750%,
                          11/25/2018                                                                           790,775
                               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          -------------------------------------------------------------------------
                               (IDENTIFIED COST $3,684,200)                                                   3,606,193
                     1
                          COMMERCIAL PAPER --13.4%
       700,000            Atlantis One Funding Corp., 3.290%, 9/19/2005                                        696,865
      1,200,000     (2)   Bavaria TRR Corp.,3.390%, 8/5/2005                                                  1,199,560
       500,000            Countrywide Financial Corp.,3.306%, 8/2/2005                                         499,954
      1,200,000           CVS Corp., 3.321%, 8/1/2005                                                         1,200,000
       500,000            Ford Motor Credit Corp., CP, 3.650%, 8/8/2005                                        499,645
      1,000,000           General Electric Capital Corp., CP, 3.170%, 8/1/2005                                 996,742
       700,000            Kraft Foods, Inc., CP, 3.331%, 8/1/2005                                              700,000
       800,000            Merrill Lynch & Co., Inc., CPEXT, 3.300%, 8/1/2005                                   800,000
       900,000            Rabobank USA Financial Corp., CP, 3.284%, 8/18/2005                                  899,426
      1,300,000           Sigma Finance, Inc., CPEXT, 3.285%, 8/2/2005                                        1,299,882
      1,000,000           Textron Financial Corp., CPEXT, 3.360%, 8/16/2005                                    998,596
                               TOTAL COMMERCIAL PAPER (IDENTIFIED COST $9,790,670)                            9,790,670

                          CORPORATE BONDS--74.9%
                          AUTOMOBILES--2.2%
      1,000,000           DaimlerChrysler North America Holding Corp., Company Guarantee, 7.250%,
                          1/18/2006                                                                           1,014,330
       600,000            DaimlerChrysler North America Holding Corp., (Series MTND), 3.859%,
                          9/10/2007                                                                            599,310
                               TOTAL AUTOMOBILES                                                              1,613,640
                          BANKS--3.1%
       240,000            BankBoston Capital Trust III, Company Guarantee, 4.160%, 6/15/2027                   238,963
      1,000,000           Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005                            999,900
      1,000,000           PNC Funding Corp., 5.750%, 8/1/2006                                                 1,015,380
                               TOTAL BANKS                                                                    2,254,243
                          CAPITAL MARKETS--8.3%
      1,000,000           Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006                               1,036,980
      1,000,000           Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008                    1,053,030
      1,000,000           Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                         974,990
      1,000,000           Lehman Brothers Holdings, Inc., Note, 4.000%, 1/22/2008                              989,910
      1,000,000           Merrill Lynch & Co., Inc., Note, (Series MTNB), 6.150%, 1/26/2006                   1,010,760
      1,000,000           Morgan Stanley, Note, 4.000%, 1/15/2010                                              971,070
                               TOTAL CAPITAL MARKETS                                                          6,036,740
                          COMMERCIAL BANKS--9.9%
      1,000,000           BankBoston Corp., Sub. Note, 6.625%, 12/1/2005                                      1,009,140
      1,000,000           Citicorp, Sub. Note, 7.250%, 9/1/2008                                               1,085,150
      1,000,000           KeyCorp, Sub. Note, 6.750%, 3/15/2006                                               1,016,920
      1,000,000           SunTrust Banks, Inc., Sr. Note, 6.250%, 6/1/2008                                    1,047,000
      1,000,000           U.S. Bancorp, Sr. Note, 5.100%, 7/15/2007                                           1,013,680
      1,000,000           Wachovia Corp., Sub. Note, 6.250%, 8/4/2008                                         1,048,200
      1,000,000           Wells Fargo & Co., Sr. Note, 7.250%, 8/24/2005                                      1,002,300
                               TOTAL COMMERCIAL BANKS                                                         7,222,390
                          COMMERCIAL SERVICES & SUPPLIES--2.1%
       500,000            Cendant Corp., 6.875%, 8/15/2006                                                     512,625
      1,000,000           PHH Corp., 6.000%, 3/1/2008                                                         1,026,610
                               TOTAL COMMERCIAL SERVICES & SUPPLIES                                           1,539,235
                          COMPUTERS & PERIPHERALS--1.4%
      1,000,000           Compaq Computer Corp., 7.650%, 8/1/2005                                              999,900
                          CONSUMER FINANCE--9.9%
      1,700,000           American Express Co., Note, 5.500%, 9/12/2006                                       1,722,865
      1,000,000           Capital One Bank, 6.875%, 2/1/2006                                                  1,014,070
      1,000,000           Countrywide Home Loans, Inc., (Series MTN), 4.125%, 9/15/2009                        974,760
       500,000            Household Finance Corp., Note, 6.500%, 1/24/2006                                     505,980
      1,000,000           John Deere Capital Corp., Note, 3.900%, 1/15/2008                                    987,920
      1,000,000           MBNA America Bank, N.A., Sr. Note, (Series BKNT), 6.500%, 6/20/2006                 1,017,690
      1,000,000           SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008                                     978,870
                               TOTAL CONSUMER FINANCE                                                         7,202,155
                          DIVERSIFIED FINANCIAL SERVICES--5.4%
       897,000            CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006                                     882,504
      1,000,000           General Electric Capital Corp., Note, 3.500%, 5/1/2008                               977,490
      1,000,000           J.P. Morgan Chase & Co., Sub. Note, 6.750%, 8/15/2008                               1,069,660
      1,000,000           National Rural Utilities Cooperative Finance Corp., Note, 3.000%,
                          2/15/2006                                                                            994,970
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                           3,924,624
                          DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
       500,000            SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009                            489,750
                          ELECTRIC UTILITIES--0.4%
       250,000            CenterPoint Energy, Inc., Sr. Note, (Series B), 6.850%, 6/1/2015                     277,158
                          ENERGY--0.6%
       375,000            Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012                              408,750
                          FINANCE LEASING COMPANIES--2.4%
      1,000,000           Boeing Capital Corp., Bond, 6.100%, 3/1/2011                                        1,070,440
       700,000            Unilever Capital Corp., 6.875%, 11/1/2005                                            705,425
                               TOTAL FINANCE LEASING COMPANIES                                                1,775,865
                          FOOD PRODUCTS--1.9%
       375,000            ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005                                          381,364
      1,000,000           Kraft Foods, Inc., Note, 4.625%, 11/1/2006                                          1,003,180
                               TOTAL FOOD PRODUCTS                                                            1,384,544
                          HOTELS, RESTAURANTS & LEISURE--1.0%
       750,000            Tricon Global Restaurants, Inc., Sr. Note, 8.500%, 4/15/2006                         771,788
                          HOUSEHOLD DURABLES--1.0%
       750,000            Pulte Corp., Company Guarantee, 7.300%, 10/24/2005                                   755,183
                          INDUSTRIAL CONGLOMERATES--0.4%
       250,000            Tyco International Group SA, Company Guarantee, 6.000%, 11/15/2013                   267,495
                          INSURANCE--3.1%
      1,000,000           Allstate Life Insurance Co., 4.500%, 5/29/2009                                       998,850
      1,275,000           Asif Global Financing, 2.650%, 1/17/2006                                            1,265,858
                               TOTAL INSURANCE                                                                2,264,708
                          MACHINERY--0.7%
       500,000            Ingersoll-Rand Co., Note, 6.250%, 5/15/2006                                          508,185
                          MEDIA--6.4%
       500,000            Comcast Cable Communications Holdings, Company Guarantee, 8.375%,
                          3/15/2013                                                                            601,880
      1,000,000           Cox Communications, Inc., 7.750%, 8/15/2006                                         1,032,970
      1,000,000           Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005                           1,015,400
      1,000,000           Time Warner, Inc., Deb., 8.110%, 8/15/2006                                          1,037,280
      1,000,000           Walt Disney Co., 5.375%, 6/1/2007                                                   1,014,460
                               TOTAL MEDIA                                                                    4,701,990
                          MULTI-UTILITIES & UNREGULATED POWER--2.3%
       700,000            Dominion Resources, Inc., 3.378%, 12/1/2003                                          699,541
      1,000,000           Dominion Resources, Inc., Note, 4.125%, 2/15/2008                                    988,610
                               TOTAL MULTI-UTILITIES & UNREGULATED POWER                                      1,688,151
                          OIL, GAS & CONSUMABLE FUELS--4.7%
       375,000            Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                 393,281
      1,000,000           Conoco, Inc., 5.450%, 10/15/2006                                                    1,014,020
      1,000,000           Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007                             995,480
      1,000,000           Valero Energy Corp., 7.375%, 3/15/2006                                              1,018,470
                               TOTAL OIL, GAS & CONSUMABLE FUELS                                              3,421,251
                          REAL ESTATE--0.4%
       300,000            iStar Financial, Inc., 6.000%, 12/15/2010                                            310,266
                          ROAD & RAIL--2.0%
      1,000,000           Caliber System, Inc., Note, 7.800%, 8/1/2006                                        1,033,760
       450,000            Norfolk Southern Corp., Note, (Series MTNA), 7.400%, 9/15/2006                       464,418
                               TOTAL ROAD & RAIL                                                              1,498,178
                          THRIFTS & MORTGAGE FINANCE--1.4%
      1,000,000           Washington Mutual Bank FA, 7.500%, 8/15/2006                                        1,032,110
                          TELECOMMUNICATION SERVICES--1.5%
      1,000,000           Verizon Global Funding, Note, 7.250%, 12/1/2010                                     1,114,860
                          WIRELESS TELECOMMUNICATION SERVICES--1.7%
       250,000            NEXTEL Communications, Inc., Sr. Note, 5.950%, 3/15/2014                             260,000
      1,000,000           Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006                            1,014,220
                               TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      1,274,220
                               TOTAL CORPORATE BONDS (IDENTIFIED COST $55,211,281)                            54,737,379

                          U.S. TREASURY--4.8%
                          U.S. TREASURY NOTES--4.8%
       750,000            2.625%, 3/15/2009                                                                    713,085
       200,000            3.375%, 2/15/2008                                                                    196,844
       111,699            3.500% 1/15/2011                                                                     121,682
       150,000            3.625%, 1/15/2010                                                                    146,954
        50,000            4.000%, 3/15/2010                                                                     49,703
      1,440,000           4.000%, 4/15/2010                                                                   1,431,000
       855,000            4.000%, 2/15/2015                                                                    835,899
                               TOTAL U.S. TREASURY (IDENTIFIED COST $3,493,049)                               3,495,167

                          MUTUAL FUNDS--0.0%
         194              SSGA Money Market Fund (AT NET ASSET VALUE)                                            194

                          REPURCHASE AGREEMENT--0.1%
       103,096            Repurchase agreement with Credit Suisse First Boston LLC, 3.30%, dated
                          7/29/2005 to be repurchased at $103,124 on 8/1/2005, collateralized by a
                          U.S. Government Agency Obligation with a maturity to 12/12/2005,
                          collateral market value $108,471 (AT AMORTIZED COST)                                 103,096
                               TOTAL INVESTMENTS--100.0%
                          =========================================================================
                               (IDENTIFIED COST $73,675,914)(3)                                               73,131,660
                               OTHER ASSETS AND LIABILITIES - NET -0.0%                                        (66,053)
                               TOTAL NET ASSETS -100%                                                  $      73,065,607

==========================================================================================================================

        1  Discount at the time of purchase.
        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, all which has been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, this security amounted to $1,199,560 which represents 1.6% of total net assets.
        3 At July 31, 2005, the cost of investments for federal tax purposes was $73,675,914. The next unrealized depreciation of investments on the federal tax basis amounts to $544,254. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,362 and net unrealized depreciation from investments for those securities having an excess of cost over value $631,616 at July 31, 2005.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation -- U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ARM               --Adjustable Rate Mortgage
CP                --Commercial Paper
FNMA              --Federal National Mortgage Association
MTN               --Medium Term Note




MTB SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Shares            Description                                                                           Value

                          COMMON STOCKS--92.4%
                          AEROSPACE & DEFENSE--1.1%
        40,000      (1)   AAR Corp.                                                                     $      718,800
        21,500            Applied Signal Technology, Inc.                                                      465,260
        37,000      (1)   KVH Industries, Inc.                                                                 364,820
                               TOTAL AEROSPACE & DEFENSE                                                      1,548,880
                          AUTO COMPONENTS--1.2%
       121,000            China Yuchai International Ltd.                                                     1,662,540
                          BEVERAGES--0.6%
        39,400      (1)   The Boston Beer Co., Inc., Class  A                                                  854,192
                          BIOTECHNOLOGY--4.3%
      1,578,125     (1)   Calypte Biomedical Corp.                                                             284,062
        53,000      (1)   Digene Corp.                                                                        1,541,770
        27,500      (1)   Genitope Corp.                                                                       218,625
       567,900      (1)   Halozyme Therapeutics, Inc.                                                          965,430
        50,000      (1)   Medarex, Inc.                                                                        487,500
       132,000      (1)   NPS Pharmaceuticals, Inc.                                                           1,434,840
       141,200      (1)   Nuvelo, Inc.                                                                        1,291,980
                               TOTAL BIOTECHNOLOGY                                                            6,224,207
                          CAPITAL MARKETS--0.4%
        17,000            Greenhill & Co., Inc.                                                                652,120
                          CHEMICALS--0.9%
       120,000      (1)   Zoltek Cos., Inc.                                                                   1,293,600
                          COMMERCIAL BANKS--1.9%
        28,000            Columbia Bancorp                                                                    1,167,320
        54,000            Placer Sierra Bancshares                                                            1,608,660
                               TOTAL COMMERCIAL BANKS                                                         2,775,980
                          COMMERCIAL SERVICES & SUPPLIES--1.7%
        47,500      (1)   Casella Waste Systems, Inc.                                                          641,725
        55,000      (1)   Korn/Ferry International                                                            1,094,500
        32,000      (1)   Labor Ready, Inc.                                                                    758,720
                               TOTAL COMMERCIAL SERVICES & SUPPLIES                                           2,494,945
                          COMMUNICATIONS EQUIPMENT--1.7%
        30,000      (1)   Arris Group, Inc.                                                                    331,200
        32,000      (1)   Netgear, Inc.                                                                        662,720
        75,200      (1)   SeaChange International, Inc.                                                        570,016
        76,000      (1)   Sonus Networks, Inc.                                                                 367,840
        30,000      (1)   Tekelec, Inc.                                                                        498,300
                               TOTAL COMMUNICATIONS EQUIPMENT                                                 2,430,076
                          COMPUTERS & PERIPHERALS--1.4%
        8,500       (1)   Avid Technology, Inc.                                                                349,775
        52,000      (1)   Novatel Wireless, Inc.                                                               625,560
        74,500            On Track Innovations Ltd.                                                           1,043,000
                               TOTAL COMPUTERS & PERIPHERALS                                                  2,018,335
                          CONSTRUCTION & ENGINEERING--3.2%
        23,500      (1)   Baker Michael Corp.                                                                  544,025
        40,000            Foster Wheeler Ltd.                                                                  924,000
        56,000      (1)   McDermott International, Inc.                                                       1,326,640
        93,000      (1)   Shaw Group, Inc.                                                                    1,778,160
                               TOTAL CONSTRUCTION & ENGINEERING                                               4,572,825
                          DIVERSIFIED CONSUMER SERVICES--0.5%
        21,500      (1)   Education Management Corp.                                                           747,125
                          DIVERSIFIED FINANCIAL SERVICES--5.5%
        17,000      (1)   Archipelago Holdings, Inc.                                                           686,800
       104,000            iShares Russell 2000 Growth Index Fund                                              7,238,400
                               TOTAL DIVERSIFIED FINANCIAL SERVICES                                           7,925,200
                          DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
       121,000            Alaska Communications Systems Holdings, Inc.                                        1,194,270
                          ELECTRICAL EQUIPMENT--0.6%
       807,500      (1)   Electric City Corp.                                                                  872,100
                          ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
        63,000      (1)   CalAmp Corp.                                                                         517,230
        10,800      (1)   Faro Technologies, Inc.                                                              255,744
        91,000      (1)   Gerber Scientific, Inc.                                                              547,820
        30,000            Nam Tai Electronics, Inc.                                                            711,000
       400,000      (1)   Spatialight, Inc.                                                                   2,436,000
                               TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                       4,467,794
                          ENERGY EQUIPMENT & SERVICES--4.7%
        20,000      (1)   Cal Dive International, Inc.                                                        1,184,400
        73,900      (1)   Global Industries Ltd.                                                               724,959
       176,400      (1)   Grey Wolf, Inc.                                                                     1,352,988
       171,000            Stolt Offshore SA, ADR                                                              1,968,210
        50,000      (1)   Todco, Class A                                                                      1,535,500
                               TOTAL ENERGY EQUIPMENT & SERVICES                                              6,766,057
                          FOOD & STAPLES RETAILING--1.3%
        22,500      (1)   7-Eleven, Inc.                                                                       761,625
        27,800            Nash Finch Co.                                                                      1,146,194
                               TOTAL FOOD & STAPLES RETAILING                                                 1,907,819
                          HEALTHCARE EQUIPMENT & SUPPLIES--2.5%
        21,500            Cooper Cos., Inc.                                                                   1,477,050
        7,500       (1)   Intuitive Surgical, Inc.                                                             520,500
       266,500      (1)   Spectral Diagnostics, Inc.                                                           107,666
        20,500      (1)   Sybron Dental Specialties, Inc.                                                      753,375
        18,000      (1)   Syneron Medical Ltd.                                                                 693,900
                               TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                          3,552,491
                          HEALTHCARE PROVIDERS & SERVICES--9.4%
        30,000      (1)   Amedisys, Inc.                                                                      1,174,200
        20,000      (1)   Amerigroup Corp.                                                                     693,000
        40,000      (1)   Amsurg Corp.                                                                        1,120,400
        9,000       (1)   Cerner Corp.                                                                         678,780
        45,000      (1)   Emageon, Inc.                                                                        625,500
        22,000      (1)   LifePoint Hospitals, Inc.                                                           1,028,720
        29,000      (1)   Pediatrix Medical Group                                                             2,274,180
        61,700      (1)   Psychiatric Solutions, Inc.                                                         2,972,706
        20,500      (1)   Sierra Health Services, Inc.                                                        1,382,520
        43,800      (1)   United Surgical Partners International, Inc.                                        1,577,238
                               TOTAL HEALTHCARE PROVIDERS & SERVICES                                         13,527,244
                          HOTELS, RESTAURANTS & LEISURE--3.6%
       117,500      (1)   Bally Total Fitness Holding Corp.                                                    423,000
       107,500      (1)   Benihana, Inc., Class A                                                             2,134,950
        43,000            CKE Restaurants, Inc.                                                                557,280
        58,000      (1)   Mikohn Gaming Corp.                                                                  812,000
        7,400             Orient-Express Hotel Ltd.                                                            237,022
        21,000      (1)   Sonic Corp.                                                                          636,510
        30,000      (1)   Sunterra Corp.                                                                       422,400
                               TOTAL HOTELS, RESTAURANTS & LEISURE                                            5,223,162
                          HOUSEHOLD DURABLES--3.3%
       182,500      (1)   Applica, Inc.                                                                        507,350
        70,500      (1)   Comstock Homebuilding Cos., Inc.                                                    1,986,338
        22,900            Levitt Corp.                                                                         733,487
        33,000      (1)   WCI Communities, Inc.                                                               1,120,680
        11,000            Yankee Candle Co., Inc., The                                                         333,300
                               TOTAL HOUSEHOLD DURABLES                                                       4,681,155
                          IT SERVICES--0.8%
        23,000      (1)   Cognizant Technology Solutions Corp.                                                1,128,840
                          INDUSTRIAL CONGLOMERATES--1.0%
        31,500            Walter Industries, Inc.                                                             1,402,065
                          INTERNET SOFTWARE & SERVICES--1.7%
        73,000      (1)   Cybersource Corp.                                                                    511,000
        48,000      (1)   Digitas, Inc.                                                                        541,440
        20,000      (1)   Openwave Systems, Inc.                                                               371,000
        40,000      (1)   Register.Com, Inc.                                                                   308,000
        13,500      (1)   Websense, Inc.                                                                       672,840
                               TOTAL INTERNET SOFTWARE & SERVICES                                             2,404,280
                          MACHINERY--2.2%
        21,000            Graco, Inc.                                                                          802,830
        27,000            Greenbrier Cos., Inc.                                                                780,300
        13,000            Harsco Corp.                                                                         783,250
        19,500            Toro Co.                                                                             784,680
                               TOTAL MACHINERY                                                                3,151,060
                          MEDIA--0.8%
        35,300      (1)   4 Kids Entertainment, Inc.                                                           709,530
        20,000      (1)   WPT Enterprises, Inc.                                                                432,300
                               TOTAL MEDIA                                                                    1,141,830
                          METALS & MINING--3.0%
        21,000            Cleveland Cliffs, Inc.                                                              1,526,910
        79,000            Mesabi Trust                                                                        1,341,420
        66,000      (1)   Oregon Steel Mills, Inc.                                                            1,465,860
                               TOTAL METALS & MINING                                                          4,334,190
                          MULTILINE RETAIL--0.3%
        11,000            Tuesday Morning Corp.                                                                388,410
                          OIL GAS & CONSUMABLE FUELS--12.2%
        27,900      (1)   ATP Oil & Gas Corp.                                                                  784,548
        54,000      (1)   Alpha Natural Resources, Inc.                                                       1,512,000
        40,000      (1)   Bois d'Arc Energy, Inc.                                                              610,400
        56,000      (1)   Comstock Resources, Inc.                                                            1,550,640
        50,500            Foundation Coal Holdings, Inc.                                                      1,679,125
        29,500            Frontier Oil Corp.                                                                   826,590
        30,000      (1)   InterOil Corp.                                                                       738,000
        41,000      (1)   James River Coal Co.                                                                1,930,690
        36,000            Massey Energy Co.                                                                   1,557,000
        34,000            Nordic American Tanker Shipping Ltd.                                                1,548,700
       130,000      (1)   Petrohawk Energy Corp.                                                              1,432,600
        28,000            Range Resources Corp.                                                                855,120
        15,000      (1)   Southwestern Energy Co.                                                              826,650
        20,000            Tesoro Petroleum Corp.                                                               964,400
        20,000      (1)   Ultra Petroleum Corp.                                                                758,400
                               TOTAL OIL GAS & CONSUMABLE FUELS                                              17,574,863
                          PHARMACEUTICALS--1.2%
        20,000      (1)   Connetics Corp.                                                                      374,200
        50,000      (1)   MGI PHARMA, Inc.                                                                    1,365,000
                               TOTAL PHARMACEUTICALS                                                          1,739,200
                          SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.8%
        53,000      (1)   ATI Technologies, Inc.                                                               667,270
        10,700      (1)   Ade Corp.                                                                            263,220
        43,000      (1)   Cypress Semiconductor Corp.                                                          617,480
        45,400      (1)   FSI International, Inc.                                                              174,336
        14,500      (1)   FormFactor, Inc.                                                                     379,030
        40,000      (1)   Integrated Device Technology, Inc.                                                   462,400
        33,000            Intersil Holding Corp.                                                               639,210
        13,000      (1)   Lam Research Corp.                                                                   369,850
        37,300      (1)   Mattson Technology, Inc.                                                             317,050
       126,000      (1)   Mindspeed Technologies, Inc.                                                         180,180
        90,000      (1)   ON Semiconductor Corp.                                                               517,500
        56,000      (1)   Omnivision Technologies, Inc.                                                        791,280
        15,000      (1)   Portalplayer, Inc.                                                                   360,000
        54,000      (1)   RF Micro Devices, Inc.                                                               328,860
        30,000      (1)   Sigmatel Inc.                                                                        600,900
        64,000      (1)   Silicon Image, Inc.                                                                  756,480
        18,500      (1)   Silicon Laboratories, Inc.                                                           541,495
        43,000      (1)   Skyworks Solutions, Inc.                                                             315,190
                               TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                       8,281,731
                          SOFTWARE--3.3%
        11,600      (1)   Ansys, Inc.                                                                          421,776
        50,000      (1)   Intervoice, Inc.                                                                     437,500
       145,000      (1)   Micromuse, Inc.                                                                      819,250
       122,100      (1)   Opsware, Inc.                                                                        683,760
        45,000      (1)   Quest Software, Inc.                                                                 641,250
        20,000      (1)   Salesforce.com, Inc.                                                                 471,000
        37,000      (1)   Sonic Solutions                                                                      710,400
        55,000      (1)   Tibco Software, Inc.                                                                 422,950
        9,500       (1)   Witness Systems, Inc.                                                                185,345
                               TOTAL SOFTWARE                                                                 4,793,231
                          SPECIALTY RETAIL--3.6%
        22,000      (1)   Aeropostale, Inc.                                                                    656,700
        27,000      (1)   CarMax, Inc.                                                                         788,940
        30,000      (1)   Dress Barn, Inc.                                                                     731,400
        31,000      (1)   GameStop Corp.                                                                      1,064,850
        46,000      (1)   Gymboree Corp.                                                                       776,480
        10,000      (1)   Hibbett Sporting Goods, Inc.                                                         400,300
        30,000      (1)   Pacific Sunwear of California                                                        731,700
                               TOTAL SPECIALTY RETAIL                                                         5,150,370
                          TEXTILES APPAREL & LUXURY GOODS--0.5%
        39,000      (1)   Quiksilver, Inc.                                                                     654,810
                          THRIFTS & MORTGAGE FINANCE--2.1%
        72,500            Commercial Capital Bancorp, Inc.                                                    1,438,400
       144,400            W Holding Co., Inc.                                                                 1,543,636
                               TOTAL THRIFTS & MORTGAGE FINANCE                                               2,982,036
                          TRADING COMPANIES & DISTRIBUTORS--0.2%
        10,000      (1)   WESCO International, Inc.                                                            340,600
                               TOTAL COMMON STOCKS (IDENTIFIED COST $121,623,325)                            132,859,633
                     1
                          WARRANTS--0.3%
       488,542            Calypte Biomedical Corp., exp. 5/2009                                                35,028
       150,000            Halozyme Therapeutics, Inc., exp. 10/2009                                            10,257
        87,000            On Track Innovations Ltd., exp. 4/2009                                               351,609
        50,000            YDI Wireless, Inc., exp. 6/2005                                                         0
                               TOTAL WARRANTS (IDENTIFIED COST $0)                                             396,894

                          MUTUAL FUNDS--8.6%
      7,476,339     (2)   MTB Prime Money Market Fund, Institutional Shares                                   7,476,339
      4,843,854     (2)   MTB Money Market Fund                                                               4,843,854
          5               SSGA Money Market Fund                                                                  5
                               TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                       12,320,198
                               TOTAL INVESTMENTS--101.3%
                          ========================================================================
                                (IDENTIFIED COST $133,943,523) (3)                                           145,576,725
                               OTHER ASSETS AND LIABILITIES -NET--(1.3)%                                      (1,852,055)
                               TOTAL NET ASSETS--100%                                                   $    143,724,670

===================================================================================================================================

        1  Non-income producing security.
        2  Affiliated company.
        3 At July 31, 2005, the cost of investments for federal tax purposes was $133,943,523. The net unrealized appreciation of investments for federal tax purposes was $11,633,202. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,777,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,144,445.

      Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt



MTB SMALL CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)


        Shares          Description                                                                             Value

                        COMMON STOCKS--98.2%
                        AIR FREIGHT & LOGISTICS--0.5%
        25,100          Ryder System,  Inc.                                                             $      978,649
                        AUTO COMPONENTS--1.5%
        24,300          American Axle & Manufacturing Holdings, Inc.                                           669,465
        29,000          ArvinMeritor, Inc.                                                                     553,030
        24,200          Borg Warner, Inc.                                                                     1,407,714
                             TOTAL AUTO COMPONENTS                                                            2,630,209
                        BIOTECHNOLOGY--3.9%
        42,900      (1) Alkermes, Inc.                                                                         664,950
        133,229     (1) Cell Genesys, Inc.                                                                     800,706
        70,400      (1) Cubist Pharmaceuticals, Inc.                                                          1,203,136
        44,700      (1) Exact Sciences Corp.                                                                   118,455
        90,600      (1) Isis Pharmaceuticals, Inc.                                                             418,572
        37,100      (1) Kosan Biosciences, Inc.                                                                330,561
        108,400     (1) Medarex, Inc.                                                                         1,056,900
        69,900      (1) Neose Technologies, Inc.                                                               222,282
        29,300          Orasure Technologies, Inc.                                                             315,854
        51,300      (1) Telik, Inc.                                                                            872,100
        130,000     (1) Third Wave Technologies, Inc.                                                          604,500
        115,300     (1) Transgenomic, Inc.                                                                     111,841
        46,200      (1) Vasogen, Inc.                                                                          253,176
                             TOTAL BIOTECHNOLOGY                                                              6,973,033
                        BUILDING PRODUCTS--1.6%
        34,300      (1) Griffon Corp                                                                           886,655
        24,800          Universal Forest Products, Inc.                                                       1,238,760
        18,700          York International Corp.                                                               799,051
                             TOTAL BUILDING PRODUCTS                                                          2,924,466
                        CAPITAL MARKETS--1.8%
        134,900     (1) E* Trade Financial Corp.                                                              2,092,299
        17,300          Greenhill & Co., Inc.                                                                  663,628
        50,800      (1) Tradestation Group, Inc.                                                               487,172
                             TOTAL CAPITAL MARKETS                                                            3,243,099
                        CHEMICALS--2.7%
        24,000          Albemarle Corp.                                                                        914,400
        17,800          Fuller (H B) Co.                                                                       614,634
        18,700          Georgia Gulf Corp.                                                                     593,351
         4,100          Headwaters, Inc.                                                                       175,275
        19,200          Lubrizol Corp.                                                                         844,800
        27,700      (1) OM Group, Inc.                                                                         649,011
        35,600      (1) Symyx Technologies, Inc.                                                              1,069,780
                             TOTAL CHEMICALS                                                                  4,861,251
                        COMMERCIAL BANKS--4.3%
         3,700          Bank if The Ozarks, Inc.                                                               123,839
         6,500          Cascade Bancorp                                                                        149,370
        13,200          City Holding Co.                                                                       506,220
        25,800          First Charter Corp.                                                                    638,550
        46,100          First Financial Bancorp                                                                831,644
         8,851          Glacier Bancorp, Inc.                                                                  252,785
        34,600          Greater Bay Bancorp                                                                    907,558
        25,700          Independent Bank Corp. Michigan                                                        793,616
        31,900          NBT Bancorp, Inc.                                                                      793,353
        57,800          Old National Bancorp                                                                  1,257,150
        12,400          Provident Bankshares Corp.                                                             421,600
        69,105          Republic Bancorp, Inc.                                                                1,022,754
                             TOTAL COMMERCIAL BANKS                                                           7,698,439
                        COMMERCIAL SERVICES & SUPPLIES--3.7%
        13,800          American Ecology, Inc.                                                                 260,544
        23,800          Banta Corp.                                                                           1,136,212
        63,400          Ikon Office Solutions, Inc.                                                            608,640
        44,000      (1) Knoll, Inc.                                                                            806,520
        14,100      (1) Labor Ready, Inc.                                                                      334,311
        14,100      (1) Navigant Consulting, Inc.                                                              282,000
        30,200      (1) SOURCECORP, Inc.                                                                       664,098
         6,900          Strayer Education, Inc.                                                                679,167
        52,700          United Rentals, Inc.                                                                   980,220
        25,100      (1) Vertrue, Inc.                                                                          995,215
                             TOTAL COMMERCIAL SERVICES & SUPPLIES                                             6,746,927
                        COMMUNICATIONS EQUIPMENT--1.8%
        13,900          Black Box Corp.                                                                        608,820
        83,700      (1) Harmonic, Inc.                                                                         446,121
        134,000     (1) Polycom, Inc.                                                                         2,220,380
                             TOTAL COMMUNICATIONS EQUIPMENT                                                   3,275,321
                        COMPUTERS & PERIPHERALS--2.6%
        33,500      (1) Emulex Corp.                                                                           636,165
        161,100     (1) Immersion Corp.                                                                        919,881
        18,600      (1) Komag, Inc.                                                                            659,928
        109,300     (1) Maxtor Corp.                                                                           644,870
        21,800      (1) Storage Technology Corp.                                                               800,714
        67,000      (1) Western Digital Corp.                                                                 1,004,330
                             TOTAL COMPUTERS & PERIPHERALS                                                    4,665,888
                        CONSTRUCTION MATERIALS--0.3%
        15,400          Ameron International Corp.                                                             588,280
                        CONSUMER FINANCE--0.9%
        44,100          Advanta Corp.                                                                         1,319,031
         8,200      (1) United PanAm Financial Corp.                                                           239,276
                             TOTAL CONSUMER FINANCE                                                           1,558,307
                        DIVERSIFIED FINANCIAL SERVICES--1.1%
        25,500      (1) Encore Capital Group, Inc.                                                             448,800
        39,800          Gatx                                                                                  1,504,440
                             TOTAL DIVERSIFIED FINANCIAL SERVICES                                             1,953,240
                        DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
        66,600      (1) TALK America Holdings, Inc.                                                            582,084
                        ELECTRIC UTILITIES--1.6%
        54,000          Duquesne Light Holdings, Inc.                                                         1,047,600
         9,400          UIL Holdings Corp.                                                                     512,112
        42,500          Unisource Energy Corp.                                                                1,370,625
                             TOTAL ELECTRIC UTILITIES                                                         2,930,337
                        ELECTRICAL EQUIPMENT--1.1%
        38,500      (1) Active Power, Inc.                                                                     133,980
        23,600          Acuity Brands, Inc.                                                                    688,648
        13,100          Woodward Governor Co.                                                                 1,175,201
                             TOTAL ELECTRICAL EQUIPMENT                                                       1,997,829
                        ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
        28,100      (1) Brightpoint, Inc.                                                                      681,425
         4,800          Cognex Corp.                                                                           160,176
        80,299      (1) Identix, Inc.                                                                          432,812
        82,000          Methode Electronics, Inc.                                                             1,036,480
        51,000          Perkinelmer, Inc.                                                                     1,069,980
        38,000      (1) RadiSys Corp.                                                                          658,920
         4,800      (1) Universal Display Corp.                                                                 57,552
                             TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                         4,097,345
                        ENERGY EQUIPMENT & SERVICES--0.3%
        16,900          Offshore Logistics, Inc.                                                               608,400
                        FOOD & STAPLES RETAILING--1.4%
        20,700      (1) BJ's Wholesale Club, Inc.                                                              660,123
        19,500          Nash Finch Co.                                                                         803,985
        35,800          Ruddick Corp.                                                                          986,648
                             TOTAL FOOD & STAPLES RETAILING                                                   2,450,756
                        FOOD PRODUCTS--0.6%
        36,100      (1) Chiquita Brands International                                                         1,089,498
                        GAS UTILITIES--0.3%
        13,500          NICOR, Inc.                                                                            551,070
                        HEALTHCARE EQUIPMENT & SUPPLIES--0.3%
        15,700      (1) Arthrocare Corp.                                                                       574,149
                        HEALTHCARE PROVIDERS & SERVICES--2.5%
        44,900      (1) Alliance Imaging, Inc.                                                                 460,674
        71,200      (1) Beverly Enterprises, Inc.                                                              903,528
        39,900      (1) Bioscrip, Inc.                                                                         273,315
        26,000      (1) Kindred Healthcare, Inc.                                                               955,240
        14,400      (1) LifePoint Hospital, Inc.                                                               673,344
        83,700          Paincare Holdings, Inc                                                                 366,606
        62,700      (1) PSS World Med., Inc.                                                                   916,674
                             TOTAL HEALTHCARE PROVIDERS & SERVICES                                            4,549,381
                        HOTELS RESTAURANTS & LEISURE--2.2%
        10,600      (1) Buffalo Wild Wings, Inc.                                                               347,362
        39,000      (1) Checkers Drive-In Restaurants, Inc.                                                    547,950
        26,900          Landrys Restaurants, Inc.                                                              837,935
        35,100          Lone Star Steakhouse & Saloon                                                         1,055,106
        11,700      (1) Red Robin Gourmet Burgers, Inc.                                                        702,468
        33,150      (1) Ryans Restaurant Group, Inc.                                                           431,945
                             TOTAL HOTELS RESTAURANTS & LEISURE                                               3,922,766
                        HOUSEHOLD DURABLES--3.8%
        27,600          American Greetings Corp., Class A                                                      702,144
        22,100          Furniture Brands International, Inc.                                                   423,436
        10,400          M.D.C. Holdings, Inc.                                                                  888,368
        23,400          M/I Schottenstein Homes, Inc.                                                         1,395,108
         8,500      (1) Meritage Corp.                                                                         790,075
        21,100          Ryland Group, Inc.                                                                    1,704,880
        31,400          Tupperware Corp.                                                                       669,762
        10,400          WCI Communities, Inc.                                                                  353,184
                             TOTAL HOUSEHOLD DURABLES                                                         6,926,957
                        IT SERVICES--0.9%
        26,800      (1) CSG System International, Inc.                                                         499,820
        14,400      (1) Euronet Worldwide, Inc.                                                                423,576
         6,100      (1) ipayment, Inc.                                                                         236,131
        58,700      (1) Lionbridge Technologies, Inc.                                                          380,376
                             TOTAL IT SERVICES                                                                1,539,903
                        INDUSTRIAL CONGLOMERATES--1.8%
        49,700          Gerber Scientific, Inc.                                                                299,194
        49,200          Horace Mann Educators Corp.                                                            983,016
        44,200          Walter Industries, Inc.                                                               1,967,342
                             TOTAL INDUSTRIAL CONGLOMERATES                                                   3,249,552
                        INSURANCE--3.6%
        26,400          AmerUs Group Co.                                                                      1,361,712
        86,300      (1) Ceres Group, Inc.                                                                      543,690
        22,400          Commerce Group, Inc.                                                                  1,396,640
        23,800          Landamerica Financial Group, Inc.                                                     1,491,784
        27,800          Presidential Life Corp.                                                                511,937
        14,200          StanCorp Financial Group, Inc.                                                        1,226,028
                             TOTAL INSURANCE                                                                  6,531,791
                        INTERNET & CATALOG RETAIL--0.3%
        14,400      (1) Blue Nile, Inc.                                                                        478,944
         6,300      (1) Provide Commerce, Inc.                                                                 148,995
                             TOTAL INTERNET & CATALOG RETAIL                                                   627,939
                        INTERNET SOFTWARE & SERVICES--2.4%
        42,600      (1) Broadvision , Inc.                                                                      36,636
        117,990     (1) Corillian Corp.                                                                        388,187
        89,200      (1) EarthLink Nerwork, Inc.                                                                850,076
        212,600     (1) Homestore, Inc.                                                                        561,264
        32,300      (1) Jupitermedia Corp.                                                                     707,047
        45,700      (1) Liveperson, Inc.                                                                       146,240
        40,100      (1) Marchex, Inc.                                                                          658,843
        18,400      (1) Online Resources Corp.                                                                 187,312
        43,100      (1) aQuantive, Inc.                                                                        812,866
                             TOTAL INTERNET SOFTWARE & SERVICES                                               4,348,471
                        LEISURE EQUIPMENT & PRODUCTS--0.5%
        16,900      (1) Marvel Enterprises, Inc.                                                               327,691
        21,000      (1) Steinway Musical Instruments, Inc.                                                     625,590
                             TOTAL LEISURE EQUIPMENT & PRODUCTS                                                953,281
                        MACHINERY--2.4%
        32,700          Albany Intl Corp.                                                                     1,145,808
        22,200          Cascade Corp.                                                                          980,352
        20,800          Harsco Corp.                                                                          1,253,200
        35,300          Timken Co.                                                                             934,391
                             TOTAL MACHINERY                                                                  4,313,751
                        MEDIA--0.2%
        31,600      (1) Outdoor Channel Holdings, Inc.                                                         435,132
                        METALS & MINING--1.7%
        28,500          Quanex Corp.                                                                          1,738,500
        21,400          Steel Dynamics, Inc.                                                                   688,224
        29,700          Steel Technologies, Inc.                                                               636,471
                             TOTAL METALS & MINING                                                            3,063,195
                        MULTILINE RETAIL--0.6%
        42,400          Shopko Stores, Inc.                                                                   1,079,080
                        MULTI-UTILITIES & UNREGULATED POWER--0.6%
        25,400          Avista Corp.                                                                           483,616
        14,900          ONEOK, Inc.                                                                            520,755
                             TOTAL MULTI-UTILITIES & UNREGULATED POWER                                        1,004,371
                        OIL GAS & CONSUMABLE FUELS--3.6%
        32,400          Holly Corp.                                                                           1,516,968
        20,200      (1) KCS Energy, Inc.                                                                       396,728
         9,000          Range Resources Corp.                                                                  274,860
        19,400      (1) Stone Energy Corp.                                                                    1,032,274
        36,900      (1) Swift Energy Co.                                                                      1,504,782
        38,500      (1) Tesoro Petroleum Corp.                                                                1,856,470
                             TOTAL OIL GAS & CONSUMABLE FUELS                                                 6,582,082
                        PAPER & FOREST PRODUCTS--0.5%
        44,000      (1) Buckeye Technologies, Inc.                                                             424,600
        16,600          Schweitzer-Mauduit International, Inc.                                                 434,090
                             TOTAL PAPER & FOREST PRODUCTS                                                     858,690
                        PHARMACEUTICALS--1.0%
        49,600          Alpharma, Inc., Class A                                                                696,384
        20,500      (1) Ista Pharmaceuticals, Inc.                                                             204,590
        22,900      (1) Pain Therapeutics, Inc.                                                                137,629
         9,800      (1) Salix Pharmaceuticals Ltd.                                                             189,140
        26,000      (1) Taro Pharmaceutical Industries Ltd.                                                    610,740
                             TOTAL PHARMACEUTICALS                                                            1,838,483
                        REAL ESTATE--3.3%
        55,000      (1) Boykin Lodging Co.                                                                     824,450
        65,500          Crescent Real Estate Equities, Inc.                                                   1,278,560
        17,700          Highwoods Properties, Inc.                                                             560,205
        105,500         HRPT Properties Trust                                                                 1,359,895
        32,400          Mission West Properties, Inc.                                                          337,932
        27,100      (1) Northstar Realty Finance Corp.                                                         284,550
        11,600          Novastar Financial, Inc.                                                               470,148
        19,200          RAIT Investment Trust                                                                  608,448
         3,200          Redwood Trust, Inc.                                                                    173,760
                             TOTAL REAL ESTATE                                                                5,897,948
                        ROAD & RAIL--0.7%
        27,700      (1) Dollar Thrifty Automotive Group                                                        867,010
        17,900      (1) SCS Transporation, Inc.                                                                323,632
                             TOTAL ROAD & RAIL                                                                1,190,642
                        SEMICONDUCTOR EQUIPMENT & PRODUCTS--8.3%
        69,400      (1) Altera Corp.                                                                          1,517,778
        84,500      (1) Brooks Automation, Inc.                                                               1,402,700
         5,000      (1) Cabot Microelectronics Corp.                                                           150,350
        137,120     (1) Credence Systems Corp.                                                                1,493,237
         4,000      (1) Cymer, Inc.                                                                            138,800
        47,100      (1) FEI Co.                                                                               1,068,699
        40,700      (1) Genesis Microchip , Inc.                                                              1,010,988
        13,800      (1) Integrated Circuit System, Inc.                                                        301,944
        321,200     (1) Lattice Semiconductor Corp.                                                           1,654,180
        26,800      (1) Mykrolis Corp.                                                                         436,840
        32,200      (1) Photronics, Inc.                                                                       864,248
        158,900     (1) Pixelworks, Inc.                                                                      1,225,119
        71,694      (1) PLX Technology, Inc.                                                                   651,699
        45,700      (1) Rudolph Technologies, Inc.                                                             696,468
        122,300         Skyworks Solutions, Inc.                                                               896,459
        58,524      (1) STATS ChipPAC Ltd., Inc.                                                               400,889
        247,700     (1) Triquint Semiconductor, Inc.                                                           931,352
        46,200      (1) Ultra Clean Holdings, Inc.                                                             281,820
                             TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                         15,123,570
                        SOFTWARE--3.2%
        34,200      (1) Aspect Communications, Inc.                                                            390,906
        91,100      (1) Aspen Technology, Inc.                                                                 485,563
        94,300      (1) Atari, Inc.                                                                            251,781
        106,400     (1) Digimarc Corp.                                                                         668,192
        27,300          Henry Jack & Associates, Inc.                                                          525,798
        25,500      (1) Macrovision Corp.                                                                      556,665
        58,700      (1) Mentor Graphics Corp.                                                                  546,497
        46,500      (1) Motive, Inc.                                                                           333,870
        15,400      (1) Open Solutions, Inc.                                                                   368,984
         4,800          Quest Software, Inc.                                                                    68,400
        31,400      (1) Secure Computing Corp.                                                                 388,104
        50,900      (1) Sybase, Inc.                                                                          1,083,152
         5,300      (1) THQ, Inc.                                                                              185,394
                             TOTAL SOFTWARE                                                                   5,853,306
                        SPECIALTY RETAIL--4.9%
        14,700      (1) Barnes & Noble, Inc.                                                                   602,994
        55,000          Cato Corp., Class A                                                                   1,163,800
        21,550          Christopher & Banks Corp.                                                              407,295
        13,800      (1) Cost Plus, Inc.                                                                        310,914
        13,900          Electronics Boutique Holdings Corp.                                                    898,774
        45,200      (1) Hot Topic, Inc.                                                                        770,208
        32,800      (1) Rex Stores Corp.                                                                       509,712
        26,800      (1) Select Comfort Corp.                                                                   571,108
        13,400          Sonic Automotive, Inc.                                                                 312,220
        21,100      (1) Stage Stores, Inc.                                                                     931,987
        30,000      (1) Too, Inc.                                                                              773,700
        43,700      (1) Trans World Entertainment Corp.                                                        458,850
        34,400      (1) Zale Corp.                                                                            1,169,600
                             TOTAL SPECIALTY RETAIL                                                           8,881,162
                        TEXTILES APPAREL & LUXURY GOODS--0.8%
        15,900      (1) Quiksilver, Inc.                                                                       266,961
        37,400          Stride Rite Corp.                                                                      523,600
        16,000          Unifirst Corp.                                                                         712,160
                             TOTAL TEXTILES APPAREL & LUXURY GOODS                                            1,502,721
                        THRIFTS & MORTGAGE FINANCE--3.2%
        45,966          Commercial Capital Bancorp, Inc.                                                       911,965
        28,600          Commercial Federal Corp.                                                               969,540
        23,335          Corus Bankshares, Inc.                                                                1,464,038
        33,400          Flagstar Bancorp, Inc.                                                                 615,562
        31,400          Indymac Bancorp, Inc.                                                                 1,369,354
         9,300          Saxon Capital, Inc.                                                                    149,637
         8,795      (1) Sterling Financial Corp.                                                               343,269
                             TOTAL THRIFTS & MORTGAGE FINANCE                                                 5,823,365
                        TOBACCO--0.3%
        12,500          Universal Corp.                                                                        596,250
                        UNASSIGNED--10.0%
        11,400      (1) Advanced Med Optics, Inc.                                                              473,898
        61,200          Alliance One International, Inc.                                                       370,872
         7,100          Applied Signal Technology, Inc.                                                        153,644
        22,500          Arkansas Best Corp.                                                                    771,750
         5,600      (1) Atwood Oceanics, Inc.                                                                  381,752
        18,800      (1) Baker Michael Corp.                                                                    435,220
         2,900      (1) Barret Business Services, Inc.                                                          51,069
        14,400          Bowne & Co., Inc.                                                                      197,424
        59,500      (1) Cephalon, Inc.                                                                        2,493,050
        34,830          Citizens Banking Corp., Michigan                                                      1,102,718
         5,500          DRS Technologies , Inc.                                                                286,000
        14,400      (1) Great Wolf Resorts, Inc.                                                               195,696
        15,400          Greif, Inc.                                                                            970,200
        27,900          Harleysville Group, Inc.                                                               615,195
         8,200      (1) Hydril Company                                                                         526,112
         4,800      (1) Jamdat Mobile, Inc.                                                                    137,376
         3,200          James Riv Coal Co.                                                                     150,688
        28,200      (1) Langer, Inc.                                                                           178,506
        15,600      (1) Maidenform Brands, Inc.                                                                284,700
         6,300      (1) Morningstar, Inc.                                                                      171,044
        15,900          Mortgageit Holdings, Inc.                                                              312,117
         6,200      (1) MTC Technologies, Inc.                                                                 194,059
        34,400          Mueller Industry, Inc.                                                                1,007,232
        14,600      (1) Oregon Stl Mls, Inc.                                                                   324,266
        20,200      (1) Par Pharmaceutical Cos, Inc.                                                           473,084
        12,400          PFF Bancorp, Inc.                                                                      383,656
        29,100          Plantronics, Inc. New                                                                  994,056
        136,100     (1) Quantum Corp.                                                                          378,358
        80,800      (1) Red Hat, Inc.                                                                         1,231,392
         8,000          Sba Communcations Corp.                                                                132,720
        14,000          Smith A O Corp.                                                                        378,000
        28,700          Stewart & Stevenson Services, Inc.                                                     664,405
        25,000      (1) SVB Financial Group                                                                   1,283,500
         5,300      (1) Volcom, Inc.                                                                           178,451
         5,600      (1) Wind Riv System, Inc.                                                                   95,704
                             TOTAL UNASSIGNED                                                                 17,977,914
                             TOTAL COMMON STOCKS (IDENTIFIED COST $135,309,317)                              177,650,280
                        MUTUAL FUND--2.1%
                     2) MTB Institutional Prime Money Fund, Institutional Shares
(AT NET ASSET
       3,743,865    (   VALUE)                                                                                3,743,865
                             TOTAL INVESTMENT --- 100.3%
                             (IDENTIFIED COST $139,053,182)(3)                                               181,394,145
                             OTHER ASSETS AND LIABILITIES --- NET ---(0.3)%                                   (414,767)
                             TOTAL NET ASSETS --- 100%                                                  $    180,979,378

====================================================================================================================================

        1  Non-income producing security.
        2  Affiliated company.
        3  The cost of investments for federal tax purposes was $139,053,182.
           The net unrealized appreciation of investments for federal tax purposes was $42,340,963. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,019,607 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,678,644.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005

Investment Valuations - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





MTB TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal          Description
        Amount                                                                                                Value
                     1
                         SHORT-TERM MUNICIPALS--99.1%
                         ALABAMA--1.6%
 $    2,260,000          Mobile, AL, IDB Dock & Wharf, Refunding Bonds Weekly VRDNs (Wachovia
                         Bank N.A. LOC)                                                                $      2,260,000
                         ALASKA--1.0%
      1,400,000          Valdez, AK, Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines
                         (Alaska) Inc.)/(BP PLC GTD) 1,400,000 COLORADO--3.8%
       285,000           Colorado Postsecondary Educational Facilities, Revenue Bonds Weekly
                         VRDNs (Pro Rodeo Hall of Fame)/(Bank One, Colorado LOC)                               285,000
      5,000,000          Colorado Springs, CO Utility System, Lien - Series A Weekly VRDNs (Dexia
                         Credit Local LIQ)                                                                    5,000,000
                              TOTAL COLORADO                                                                  5,285,000
                         FLORIDA--4.0%
      2,080,000          Hillsborough County, FL, Solid Waste & Resource Recovery, 3.00% Bonds,
                         9/1/2005 (MBIA INS)                                                                  2,080,904
      3,500,000          Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC
                         Securities Purchase, Inc. LIQ)                                                       3,500,000
                              TOTAL FLORIDA                                                                   5,580,904
                         GEORGIA--1.2%
      1,600,000          DeKalb County, GA, Multi-Family Housing Authority, Winterscreek Apts
                         Weekly VRDNs (FNMA COL)                                                              1,600,000
                         INDIANA--7.7%
       300,000           Columbus Industrial Revenue, Quinco Consulting Center Weekly VRDNs
                         (Fifth Third Bank LOC)                                                                300,000
      2,000,000          Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank
                         LOC) 2,000,000
      4,300,000          Indiana State Educational Faciilities Authority, St Josephs Weekly VRDNs
                         (Fifth Third Bank LOC)                                                               4,300,000
      4,000,000          Indianapolis, IN, Local Public Improvement Bond Bank, 2.55% CP,
                         Mandatory Tender 10/11/2005 (Key Bank N.A. LOC)                                      4,000,000
                              TOTAL INDIANA                                                                  10,600,000
                         LOUISIANA--1.5%
      2,000,000          East Baton Rouge Parish, LA, Daily VRDNs (Exxon Mobil Corp.)                         2,000,000
                         MARYLAND--3.2%
      3,095,000          Maryland State Community Development Administration, (2004 Series J),
                         2.05% TOBs, Mandatory Tender 12/5/2005 (Bank of America LOC)                         3,095,000
      1,364,000          Maryland State Health & Higher Educational Facilities Authority Weekly
                         VRDNs                                                                                1,364,000
                              TOTAL MARYLAND                                                                  4,459,000
                         MASSACHUSETTS--1.1%
      1,500,000          Massachusetts HEFA, Revenue Bonds Daily VRDNs (MBIA INS)/(State Street
                         Bank LIQ)                                                                            1,500,000
                         MICHIGAN--8.2%
      7,390,000          Detroit, MI Water Supply System, (Series C), Weekly VRDNs (FGIC
                         Securities Purchase, Inc. LIQ)                                                       7,390,000
      4,000,000          Michigan State, (Series A), 3.50% TRANs, 9/30/2005                                   4,009,700
                              TOTAL MICHIGAN                                                                 11,399,700
                         MONTANA--0.7%
      1,000,000          Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs
                         (FGIC INS)/(Wells Fargo Bank Minnesota N.A. LIQ)                                     1,000,000
                         NEW HAMPSHIRE--3.6%
      5,000,000          Strafford County, NH, TANs, 3.25%  12/28/2005                                        5,016,990
                         NEW JERSEY--5.3%
      4,966,000          Cherry Hill, NJ, 3.00% BANs, 10/25/2005                                              4,975,151
      2,400,000          New Jersey State, (GO UT), Weekly VRDNs (JP Morgan Chase Bank, N.A. LIQ)             2,400,000
                              TOTAL NEW JERSEY                                                                7,375,151
                         NEW YORK--18.1%
      1,555,000          Albany, NY, IDA, (Series 2001C: Empire Commons North), Weekly VRDNs
                         (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key
                         Bank, N.A. SA)                                                                       1,555,000
      2,000,000          Ardsley, NY, Union Free School District, 3.75% Bonds (State Aid
                         Withholding LOC), 6/16/2006                                                          2,018,371
      1,300,000          New York City, NY, Municipal Water Finance Authority, (Series C), Daily
                         VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                                1,300,000
      3,500,000          Ontario County, NY, IDA, (Series 2003A), Weekly VRDNs (Frederick Ferris
                         Thompson Hospital)/(Key Bank, N.A. LOC)                                              3,500,000
      5,000,000          Rockland County, NY, TANs, 3.50%  3/23/2006                                          5,029,683
      3,050,000          Tompkins County, NY, IDA, (Series 2001-A), Weekly VRDNs (Tompkins
                         Cortland Community College Foundation, Inc.)/(HSBC Bank USA LOC)                     3,050,000
      3,000,000          Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs
                         (Bayerische Landesbank LIQ)/(AMBAC INS)                                              3,000,000
      1,285,000          Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds
                         (Series 2000A), Weekly VRDNs (FSA INS)/(JP Morgan Chase Bank, N.A. LIQ)              1,285,000
      4,300,000          Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds
                         (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London SA
                         LIQ) 4,300,000 TOTAL NEW YORK 25,038,054
                         NORTH CAROLINA--8.2%
      2,000,000          Durham, NC, Water & Sewer Utility System, Refunding Revenue Bonds Weekly
                         VRDNs (Wachovia Bank N.A. LIQ)                                                       2,000,000
      4,335,000          North Carolina Capital Facilities Finance Agency, Refunding Revenue
                         Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)                                          4,335,000
      5,000,000          Wake County, NC, (Series 2004A), 4.00% TOBs (Landesbank
                         Hessen-Thueringen GTD LIQ) 4/1/2006                                                  5,042,409
                              TOTAL NORTH CAROLINA                                                           11,377,409
                         OREGON--3.6%
      5,000,000          Oregon State Housing and Community Services Department, (Series O),
                         2.23% BANs, 12/1/2005                                                                5,000,000
                         PENNSYLVANIA--18.0%
       900,000           Allegheny County, PA, IDA, Weekly VRDNs (Western PA Humane
                         Society)/(National City Bank, Pennsylvania LOC)                                       900,000
       380,000           Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of
                         Allentown)/
                         -------------------------------------------------------------------------
                         (Wachovia Bank N.A. LOC)                                                              380,000
      2,100,000          Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)                 2,100,000
       700,000           Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (Christian Life
                         Center)/(Wachovia Bank N.A. LOC)                                                      700,000
      1,800,000          Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly
                         VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)                                 1,800,000
      2,600,000          Emmaus, PA, General Authority, (Series A), Weekly VRDNs (FSA
                         INS)/(Wachovia Bank Commercial Mortgage Trust LIQ)                                   2,600,000
      2,310,000          Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds Weekly
                         VRDNs (AMBAC INS) (PNC Bank, N.A. LIQ)                                               2,310,000
       300,000           Pennsylvania State Higher Education Facilities Authority, (Series I-4),
                         Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)                                   300,000
      2,100,000          Pennsylvania State Higher Education Facilities Authority, College &
                         University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges
                         and Universities), Mandatory Tender 4/1/2006 (PNC Bank N.A. LOC)                     2,100,000
      1,000,000          Pennsylvania State Turnpike Commission, (Series Q), Daily VRDNs
                         (Westdeutsche Landesbank Girozentrale LIQ)/(Bayerische Landesbank
                         LIQ)/(Landesbank Baden Wurtemburgh LIQ)                                              1,000,000
      5,500,000          Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova
                         Scotia and JP Morgan Chase Bank, N.A. LOCs)                                          5,500,000
      3,760,000          Philadelphia, PA, Hospitals & Higher Education Facilities Authority,
                         (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of
                         America N.A. LOC)                                                                    3,760,000
       400,000           Schuylkill County, PA, (GO UT), Weekly VRDNs (Wachovia Bank N.A.
                         LIQ)/(AMBAC INS)                                                                      400,000
       700,000           Shaler, PA, Area School District Weekly VRDNs (FSA INS)/(Wachovia Bank
                         N.A. LIQ)                                                                             700,000
       365,000           Southcentral PA, General Authority, (Series 2005A), Weekly VRDNs
                         (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York
                         LIQ) 365,000 TOTAL PENNSYLVANIA 24,915,000
                         SOUTH CAROLINA--0.4%
       500,000           South Carolina Jobs-EDA, Refunding Revenue Bonds Weekly VRDNs (Bank of
                         America LOC)                                                                          500,000
                         TEXAS--3.6%
      5,000,000          Texas State, (Series 2004), 3.00% TRANs, 8/31/2005                                   5,005,864
                         UTAH--1.3%
      1,800,000          Emery County, UT, PCRB (Series 1991), Weekly VRDNs (BNP Paribas
                         Securities Corp.  LOC)                                                               1,800,000
                         VERMONT--3.0%
      1,000,000          Vermont Educational and Health Buildings Financing Agency, VHA New
                         England, (Series C), Weekly VRDNs (AMBAC INS)/(JP Morgan Chase, LIQ)                 1,000,000
      3,100,000          Vermont Educational and Health Buildings Financing Agency, VHA New
                         England, (Series E), Weekly VRDNs (AMBAC INS)/(JP Morgan Chase, LIQ)                 3,100,000
                              TOTAL VERMONT                                                                   4,100,000
                              TOTAL MUNICIPAL INVESTMENTS -99.1%
                         =========================================================================
                              (AT AMORTIZED COST) (2)                                                        137,213,072
                              OTHER ASSETS AND LIABILITIES - NET--0.9%                                         1,225,667
                              TOTAL NET ASSETS--100%                                                    $     138,438,739

==========================================================================================================================

        1 At July 31, 2005, the fund holds no securities that are subjects to the federal alternative minimum tax. 2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
BANs              --Bond Anticipation Notes
COL               --Collateralized
CP                --Commercial Paper
EDA               --Economic Development Authority
FGIC              --Financial Guaranty Insurance Company
FNMA              --Federal National Mortgage Association
FSA               --Financial Security Assurance
GO                --General Obligation
GTD               --Guaranteed
HEFA              --Health and Education Facilities Authority
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
INS               --Insured
LIQ               --Liquidity Agreement
LOC(s)            --Letter(s) of Credit
PCRB              --Pollution Control Revenue Bonds
TAN(s)            --Tax Anticipation Notes
TOBs              --Tender Option Bonds
TRANs             --Tax and Revenue Anticipation Notes
UT                --Unlimited Tax
VHA               --Veterans Housing Administration
VRDNs             --Variable Rate Demand Notes


M
MTB U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal           Description
        Amount                                                                                                 Value

                          COLLATERALIZED MORTGAGE OBLIGATIONS--18.9%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--9.1%
 $     378,807            (Series 2617-GW), REMIC, 3.500%, 6/15/2016                                   $       371,027
      1,605,171     (1)   (Series 2707-PW), REMIC, 4.000%, 7/15/2014                                          1,594,641
      2,876,016           (Series R001-AE), REMIC, 4.375%, 4/15/2015                                          2,838,628
      2,057,149     (1)   (Series 2643-LA), REMIC, 4.500%, 1/15/2011                                          2,059,062
      2,051,397     (1)   (Series 2595D-PT), REMIC, 4.500%, 11/15/2017                                        2,051,520
        21,206            (Series 141-D), REMIC, 5.000%, 5/15/2021                                             21,157
       105,000            (Series 1686-PJ), REMIC, 5.000%, 2/15/2024                                           103,428
      1,356,466     (1)   (Series 2446D-LA), REMIC, 5.800%, 9/15/2016                                         1,370,085
        33,202            (Series 1637-GA), REMIC, 5.800%, 6/15/2023                                           33,547
        37,239            (Series 136-E), REMIC, 6.000%, 4/15/2021                                             37,166
        59,047      (1)   (Series 1614-J), REMIC, 6.250%, 11/15/2022                                           59,175
      2,784,201     (1)   (Series 1666H), REMIC, 6.250%, 9/15/2023                                            2,819,310
        14,594            (Series 112-I), REMIC, 6.500%, 1/15/2021                                             14,610
       279,000            (Series 1577-PK), REMIC, 6.500%, 9/15/2023                                           295,545
       176,000            (Series 1644-K), REMIC, 6.750%, 12/15/2023                                           185,138
      1,350,916           (Series 1920-H), REMIC, 7.000%, 1/15/2012                                           1,402,183
        84,155            (Series 6-C), REMIC, 9.050%, 6/15/2019                                               87,229
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                  15,343,451
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.1%
      2,720,969     (1)   (Series 2004-51-KF), REMIC, 3.810%, 8/25/2005                                       2,718,276
         206              (Series L-DC), REMIC, 5.000%, 1/1/2006                                                 206
      5,935,000           (Series 0530B-BU), REMIC, 5.000%, 3/25/2024                                         5,936,187
       152,000            (Series 1994-3-PL), REMIC, 5.500%, 1/25/2024                                         153,854
        31,653      (1)   (Series 1993-198-K), REMIC, 6.000%, 12/25/2022                                       31,640
       248,562            (Series 2002-52-QA), REMIC, 6.000%, 7/18/2032                                        252,353
        2,284       (1)   (Series 1993-160-PK), REMIC, 6.500%, 11/25/2022                                       2,290
       380,446            (Series 1993-113-PK), REMIC, 6.500%, 7/25/2023                                       391,540
       368,966            (Series 1993-127-H), REMIC, 6.500%, 7/25/2023                                        378,592
       155,000            (Series 1993-202-J), REMIC, 6.500%, 11/25/2023                                       160,231
       181,000            (Series 1994-55-H), REMIC, 7.000%, 3/25/2024                                         191,027
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                   10,216,196
                          WHOLE LOAN--3.7%
      1,364,202           BOAMS 2003-2, 3.554%, 2/25/2034                                                     1,316,278
      2,332,607           BOAMS 2003-2, 3.579%, 2/25/2034                                                     2,265,008
      2,634,507           Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.750%,
                          11/25/2018                                                                          2,609,559
                               TOTAL WHOLE LOAN                                                               6,190,845
                               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          ------------------------------------------------------------------------
                               (IDENTIFIED COST $32,134,839)                                                 31,750,492

                          CORPORATE BONDS--8.2%
                          BANKS--1.2%
      1,000,000     (1)   Capital One Bank, 6.875%, 2/1/2006                                                  1,014,070
      1,000,000           First Tennessee Bank, N.A., 4.625%, 5/15/2013                                        973,000
                               TOTAL BANKS                                                                    1,987,070
                          COMMERCIAL BANKS--0.6%
      1,000,000           Wachovia Corp., 5.500%, 8/1/2035                                                    1,000,130
                          CONSUMER FINANCE--0.4%
       750,000      (1)   Countrywide Home Loans, Inc. Floating Rate Note, 3.518%, 8/16/2005                   750,360
                          FOOD PRODUCTS--0.7%
      1,200,000           Kraft Foods, Inc., 4.125%, 11/12/2009                                               1,175,100
                          GAS UTILITIES--0.4%
       500,000            Bay State Gas Co., 9.200%, 6/6/2011                                                  601,775
                          HOTELS, RESTAURANTS & LEISURE--1.4%
      1,000,000     (1)   Tricon Global Restaurants, Inc., 8.500%, 4/15/2006                                  1,029,050
      1,200,000           Yum! Brands, Inc., 7.700%, 7/1/2012                                                 1,381,416
                               TOTAL HOTELS, RESTAURANTS & LEISURE                                            2,410,466
                          INSURANCE--0.7%
      1,000,000     (2)   Ohio National Life Insurance Co., 8.500%, 5/15/2026                                 1,232,839
                          MEDIA--1.1%
      1,000,000           Comcast Cable Communications Holdings, 8.375%, 3/15/2013                            1,203,760
       580,000            Time Warner, Inc., 6.875%, 6/15/2018                                                 657,326
                               TOTAL MEDIA                                                                    1,861,086
                          SHIPBUILDING--0.5%
       750,000            American Heavy Lift Shipping, 5.382%, 6/1/2017                                       778,963
                          SOVEREIGN U.S. GOVERNMENT GUARANTIES--0.7%
      1,100,000           El Salvador, Government of, 6.530%, 7/1/2007                                        1,123,226
                          TRANSPORTATION MARINE--0.5%
       820,000            Vessel Management Service, 6.750%, 6/15/2025                                         919,318
                               TOTAL CORPORATE BONDS (IDENTIFIED COST $13,750,807)                           13,840,333

                          GOVERNMENT AGENCIES--27.2%
                          DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT--1.0%
       500,000            7.140%, 8/1/2007                                                                     507,750
      1,200,000           7.660%, 8/1/2015                                                                    1,220,160
                               TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT                              1,727,910
                          FEDERAL FARM CREDIT SYSTEM--1.8%
      3,000,000           4.250%, 7/29/2008                                                                   2,990,760
                          FEDERAL HOME LOAN BANK SYSTEM--3.3%
      4,000,000           3.375%, 7/21/2008                                                                   3,902,160
      1,435,000           6.625%, 11/15/2010                                                                  1,579,232
                               TOTAL FEDERAL HOME LOAN BANK SYSTEM                                            5,481,392
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--4.8%
      2,500,000           3.875%, 6/15/2008                                                                   2,477,425
      2,000,000           5.200%, 3/5/2019                                                                    1,968,580
      2,000,000           5.250%, 11/5/2012                                                                   2,000,880
       175,000            6.943%, 3/21/2007                                                                    182,672
      1,000,000           8.250%, 6/1/2026                                                                    1,358,180
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                   7,987,737
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.4%
      1,000,000           3.300%, 6/22/2007                                                                    984,540
      2,500,000           4.651%, 2/17/2009                                                                   2,479,275
      3,000,000           5.250%, 8/1/2012                                                                    3,067,530
      3,025,000     (1)   5.500%, 5/2/2006                                                                    3,061,149
      5,500,000           6.470%, 9/25/2012                                                                   6,141,575
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                   15,734,069
                          OVERSEAS PRIVATE INVESTMENT CORPORATION--1.6%
      2,497,600           6.600%, 5/21/2016                                                                   2,684,770
                          PRIVATE EXPORT FUNDING CORPORATION--1.6%
       500,000            6.490%, 7/15/2007                                                                    521,510
      2,000,000           7.200%, 1/15/2010                                                                   2,224,780
                               TOTAL PRIVATE EXPORT FUNDING CORPORATION                                       2,746,290
                          SMALL BUSINESS ADMINISTRATION--2.2%
       251,048            5.600%, 9/1/2008                                                                     254,615
       153,740            6.200%, 11/1/2007                                                                    155,943
       299,103            6.700%, 3/1/2016                                                                     311,820
       705,314            6.700%, 12/1/2016                                                                    738,539
      1,797,641           6.950%, 11/1/2016                                                                   1,888,831
        59,654            7.300%, 5/1/2017                                                                     63,201
        77,290            7.300%, 9/1/2019                                                                     83,482
        9,354             8.850%, 8/1/2011                                                                      9,882
        88,437            9.250%, 2/1/2008                                                                     91,220
       110,689            9.650%, 5/1/2010                                                                     117,725
                               TOTAL SMALL BUSINESS ADMINISTRATION                                            3,715,258
                          STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN--1.1%
      1,878,419           6.000%, 2/25/2035                                                                   1,911,160
                          TENNESSEE VALLEY AUTHORITY--0.4%
       654,131            7.430%, 4/1/2022                                                                     659,037
                               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $44,337,653)                       45,638,383

                          MORTGAGE BACKED SECURITIES--33.1%
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--8.0%
      4,042,180           5.500%, 4/1/2033                                                                    4,066,190
      1,254,848           6.000%, 3/1/2013                                                                    1,294,652
      3,126,913           6.000%, 2/1/2034                                                                    3,192,391
      2,385,664           6.000%, 5/1/2035                                                                    2,435,620
       865,783      (1)   6.500%, 2/1/2032                                                                     895,272
         133              7.000%, 11/1/2007                                                                      134
        15,113            7.000%, 7/1/2008                                                                     15,355
        20,440            7.000%, 8/1/2008                                                                     20,650
        50,339            7.000%, 11/1/2008                                                                    51,465
        9,099             7.000%, 11/1/2010                                                                     9,414
         213              7.500%, 7/1/2007                                                                       215
          48              7.500%, 3/1/2008                                                                       48
        10,042            7.500%, 6/1/2008                                                                     10,303
        1,630             7.500%, 11/1/2009                                                                     1,657
        4,409             7.500%, 12/1/2010                                                                     4,496
        2,658             7.500%, 3/1/2017                                                                      2,815
       174,517            7.500%, 8/1/2017                                                                     185,370
       250,604            7.500%, 7/1/2025                                                                     268,146
       629,676      (1)   7.500%, 5/1/2032                                                                     672,771
         211              8.000%, 5/1/2006                                                                       211
        7,169             8.000%, 11/1/2006                                                                     7,262
          7               8.000%, 3/1/2007                                                                        7
        3,332             8.000%, 9/1/2007                                                                      3,385
        50,279            8.000%, 11/1/2008                                                                    51,818
         892              8.000%, 1/1/2010                                                                       912
        5,365             8.000%, 12/1/2010                                                                     5,513
        3,088             8.250%, 12/1/2007                                                                     3,162
        3,761             8.250%, 5/1/2009                                                                      3,877
        2,137             8.250%, 8/1/2009                                                                      2,171
        8,383             8.500%, 9/1/2009                                                                      8,697
       139,844            8.500%, 8/1/2017                                                                     150,879
        1,221             9.000%, 9/1/2019                                                                      1,332
                               TOTAL HOME LOAN MORTGAGE CORPORATION                                          13,366,190
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--23.2%
      12,723,000    (3)   TBA, 5.000%, 30 Year, September                                                    12,500,347
      10,000,000    (3)   TBA, 5.500%, 30 Year, September                                                    10,028,100
      5,460,331           5.000%, 4/1/2018                                                                    5,479,114
      4,647,647           5.000%, 4/1/2034                                                                    4,575,051
        63,706            6.000%, 5/1/2009                                                                     64,991
        1,409             6.000%, 1/1/2014                                                                      1,457
       619,462            6.000%, 12/1/2028                                                                    634,564
       872,939            6.000%, 9/1/2029                                                                     894,763
       105,089            6.500%, 8/1/2028                                                                     108,832
       698,145            6.500%, 8/1/2028                                                                     723,013
       176,151            6.500%, 8/1/2028                                                                     182,482
       545,636            6.500%, 3/1/2029                                                                     564,902
       116,183            6.500%, 4/1/2029                                                                     120,285
       307,320            6.500%, 5/1/2029                                                                     318,077
      1,602,104     (1)   6.500%, 5/1/2034                                                                    1,656,671
       394,072            7.000%, 5/1/2024                                                                     416,360
       330,416            7.000%, 1/1/2025                                                                     346,749
       270,511            7.000%, 2/1/2032                                                                     284,629
        19,597            7.500%, 2/1/2014                                                                     20,166
        29,735            8.000%, 6/1/2008                                                                     30,653
        10,028            8.000%, 1/1/2010                                                                     10,294
        23,562            8.000%, 8/1/2021                                                                     25,333
        11,551            8.250%, 7/1/2009                                                                     12,039
        5,820             8.500%, 3/1/2012                                                                      6,051
        22,698            9.750%, 9/1/2017                                                                     24,818
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                   39,029,741
                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.9%
       713,916            6.000%, 4/15/2033                                                                    734,220
       962,901            6.000%, 5/15/2033                                                                    991,788
       139,402            7.000%, 5/15/2023                                                                    148,028
        87,324            7.000%, 10/20/2023                                                                   92,427
       330,031            7.000%, 9/15/2028                                                                    349,318
         925              7.250%, 4/15/2006                                                                      932
         302              7.500%, 12/15/2005                                                                     304
        8,659             7.500%, 4/15/2007                                                                     8,853
        3,554             7.500%, 5/15/2007                                                                     3,634
        2,558             7.500%, 6/15/2007                                                                     2,606
        1,093             7.500%, 6/20/2007                                                                     1,128
         736              8.000%, 6/15/2006                                                                      743
        1,187             8.000%, 8/15/2006                                                                     1,202
        2,044             8.000%, 9/15/2006                                                                     2,070
        9,848             8.000%, 11/15/2006                                                                   10,009
        78,953            8.000%, 9/15/2007                                                                    81,117
        15,397            8.000%, 10/15/2007                                                                   15,842
        22,532            8.000%, 12/15/2009                                                                   23,450
        35,348            8.000%, 2/15/2010                                                                    37,011
        8,285             8.000%, 12/15/2016                                                                    8,812
        4,053             8.000%, 7/15/2024                                                                     4,402
        11,441            8.250%, 6/15/2008                                                                    11,884
        12,230            8.375%, 4/15/2010                                                                    12,816
        46,741            8.500%, 9/15/2008                                                                    48,105
       352,366            8.500%, 10/15/2008                                                                   359,213
        41,216            8.500%, 10/20/2009                                                                   43,547
        12,291            8.500%, 11/15/2017                                                                   13,380
        8,523             9.000%, 10/15/2008                                                                    9,097
        13,560            9.000%, 9/15/2016                                                                    14,833
        14,210            9.000%, 11/15/2016                                                                   15,545
        63,482            9.000%, 2/15/2017                                                                    69,444
        78,150            9.000%, 4/20/2023                                                                    85,366
        10,930            9.000%, 10/20/2024                                                                   11,912
                               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                 3,213,038
                               TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $56,021,142)                55,608,969

                          TAXABLE MUNICIPALS--1.5%
        24,166      (1)   Arkansas Development Finance Authority, 9.750%, 11/15/2005                           24,562
       225,000            Chicago, IL Public Building Commission, 7.000%, 1/1/2007                             233,395
       170,000            Miami, FL, 8.650%, 7/1/2019                                                          215,854
      1,320,000           Tacoma, WA, 8.200%, 9/15/2013                                                       1,519,729
       578,532            Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025                            578,451
                               TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST $2,640,754)                          2,571,991

                          U.S. TREASURY--15.8%
                          U.S. TREASURY BONDS--5.0%
      4,135,000           5.375%, 2/15/2031                                                                   4,697,732
      3,000,000           6.375%, 8/15/2027                                                                   3,756,090
                               TOTAL U.S. TREASURY BONDS                                                      8,453,822
                          U.S. TREASURY NOTES--10.8%
      2,597,001           3.500%, 1/15/2011                                                                   2,829,095
      2,406,700           3.625%, 1/15/2008                                                                   2,522,510
      1,100,000           3.625%, 5/15/2013                                                                   1,059,784
       800,000            3.875%, 5/15/2009                                                                    793,496
       550,000            3.875%, 2/15/2013                                                                    538,313
      1,000,000           4.000%, 11/15/2012                                                                   989,370
       600,000            4.000%, 2/15/2014                                                                    589,500
      7,790,000           4.000%, 2/15/2015                                                                   7,615,971
      1,200,000           4.250%, 11/15/2013                                                                  1,200,744
        20,000            4.250%, 11/15/2014                                                                   19,953
                               TOTAL U.S. TREASURY NOTES                                                     18,158,736
                               TOTAL U.S. TREASURY (IDENTIFIED COST $25,853,196)                             26,612,558

                          MUTUAL FUNDS--0.0%
         381              SSGA Money Market Fund                                                                 381
         132              SSGA U.S. Government Money Market Fund                                                 132
                               TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                           513

                          REPURCHASE AGREEMENT--6.1%
      10,279,084          Repurchase agreement with Credit Suisse First Boston LLC, 3.300%, dated
                          7/29/2005 to be repurchased at $10,281,911 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to
                          1/23/2007, collateral market value $10,473,592 (AT AMORTIZED COST)                 10,279,084
                               TOTAL INVESTMENTS -110.8%
                          ========================================================================
                               (IDENTIFIED COST $185,017,988)(4)                                             186,302,323
                               OTHER ASSETS AND LIABILITIES - NET--(10.8)%                                   (18,226,616)
                               TOTAL NET ASSETS -100%                                                  $     168,075,707

====================================================================================================================================

        1  Securities held as collateral for dollar-roll transactions.
        2  Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $1,232,839 which represents 0.7% of total net assets.
        3  All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the
           Fund for the quarter ended July 31, 2005 was as follows: Maximum amount outstanding during the period $22,844,066 Average amount outstanding during the perioda $22,967,582 Average shares outstanding during the period 18,157,625 Average debt per share outstanding during the period $1.26 a The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended July
           31, 2005.
        4  At July 31, 2005, the cost of investments for federal tax purposes was $185,585,491. The net unrealized appreciation of investments on the federal tax basis amounts to $716,833. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,853,198 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,136,365.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

        Investment Valuation -- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

REMIC             --Real Estate Mortgage Investment Conduit
TBA               --To Be Announced






MTB US GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                          GOVERNMENT AGENCIES--81.9%
                          FEDERAL FARM CREDIT SYSTEM--3.0%
 $    65,000,000     (1)  Floating Rate Notes, 3.370%, 8/23/2005                                       $     64,999,605
                          FEDERAL HOME LOAN BANK SYSTEM--13.6%
      100,000,000    (2)  Discount Notes, 3.135%, 8/24/2005                                                  99,799,708
      200,000,000    (1)  Floating Rate Notes, 3.290% - 3.411%, 9/15/2005 - 10/5/2005                        199,943,958
                               TOTAL FEDERAL HOME LOAN BANK SYSTEM                                           299,743,666
                          FEDERAL HOME LOAN MORTGAGE CORPORATION--17.0%
      139,331,000    (2)  Discount Notes, 3.100% - 3.625%, 9/6/2005 - 1/9/2006                               138,243,484
      235,000,000    (1)  Floating Rate Notes, 3.510%, 10/7/2005                                             235,000,000
                               TOTAL HOME LOAN MORTGAGE CORPORATION                                          373,243,484
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION--48.3%
      500,000,000    (2)  Discount Notes, 2.690% - 3.665%, 8/15/2005 - 1/18/2006                             496,837,012
      514,000,000    (1)  Floating Rate Notes, 3.160% - 3.376%, 8/15/2005 - 9/6/2005                         513,943,430
      50,000,000          4.000%, 8/22/2006                                                                  49,980,700
                               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                  1,060,761,142
                               TOTAL GOVERNMENT AGENCIES                                                    1,798,747,897

                          REPURCHASE AGREEMENTS--18.2%
      300,000,000         Repurchase agreement with Morgan Stanley Inc., 3.210%, dated 7/29/2005 to be repurchased at $300,080,250 on 8/1/2005, collateralized by U.S.
                          Treasury Obligations with various maturities to 1/15/2009, collateral
                          market value $306,026,980                                                          300,000,000
      101,048,000         Repurchase agreement with State Street Corp., 3.050%, dated 7/29/2005 to be repurchased at $101,073,683 on 8/1/2005, collateralized by U.S.
                          Treasury Obligations with various maturities to 6/30/2006, collateral
                          market value $103,070,907                                                          101,048,000
                               TOTAL REPURCHASE AGREEMENTS                                                   401,048,000
                               TOTAL INVESTMENTS---100.1%
                          ========================================================================
                                (AT AMORTIZED COST)(3)                                                 $    2,199,795,897
                               OTHER ASSETS AND LIABILITIES---NET---(0.1)%                             $     (2,693,986)
                               TOTAL NET ASSETS---100%                                                 $    2,197,101,911

====================================================================================================================================

1          Floating rate note with current rate and next reset date shown.
2          Discount rate at time of purchase.
3          Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2005.

       Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.










MTB U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Principal         Description
            Amount                                                                                            Value

                           U.S. TREASURY--53.1%

                           U.S. TREASURY BILLS--44.3%
    $  375,000,000         United States Treasury Bills, 2.780% - 3.260%, 8/4/2005 - 11/3/2005       $       373,773,229

                           U.S. TREASURY NOTES--8.8%
        75,000,000         United States Treasury Notes, 1.625% - 2.500%, 2/28/2006 - 5/31/2006              74,283,795
                           TOTAL U.S. TREASURY                                                       $       448,057,024

                           REPURCHASE AGREEMENTS--47.0%
                           Repurchase agreement with Goldman Sachs & Co., 3.180%, dated
     -------------         7/29/2005 to be repurchased at $170,045,050 on 8/1/2005,
                           collateralized by U.S. Treasury Obligation with various maturities to
       170,000,000         12/15/2008, collateral market value $173,345,368                                  170,000,000
                           Repurchase agreement with Morgan Stanley Inc. &  Co., 3.210%, dated
     -------------         7/29/2005 to be repurchased at $195,052,163 on 8/1/2005,
                           collateralized by U.S. Treasury Obligation with various maturities to
       195,000,000         8-15-2009, collateral market value $198,905,326                                   195,000,000
                           Repurchase agreement with State Street Corp., 3.050%, dated 7/29/2005 to be repurchased at $31,475,998 on 8/1/2005, collateralized by U.S.
                           Treasury Obligation with various maturities to 2/25/2006, collateral
        31,468,000         market value $32,101,970                                                          31,468,000
                           TOTAL REPURCHASE AGREEMENTS                                               $       396,468,000
                           TOTAL INVESTMENTS -
                           100.1%
                           (AT AMORTIZED COST)(1)                                                    $       844,525,024
                           OTHER ASSETS AND LIABILITIES - NET - (0.1)%                               $       (1,132,117)
                           TOTAL NET ASSETS - 100%                                                   $       843,392,907

====================================================================================================================================
    1  Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

      Investment Valuation - The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        MTB Group of Funds

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ Charles L. Davis, Jr.
                  Charles L. Davis, Jr., Principal Executive Officer


Date              September 23, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005